UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-00810

                               Phoenix Series Fund
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,          John H. Beers, Esq.
Counsel and Secretary for Registrant     Vice President and Secretary
   Phoenix Life Insurance Company       Phoenix Life Insurance Company
          One American Row                     One American Row
         Hartford, CT 06102                   Hartford, CT 06102
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

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                                                        OCTOBER 31, 2005
--------------------------------------------------------------------------------

 ANNUAL REPORT

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         PHOENIX BALANCED FUND

            FORMERLY PHOENIX-OAKHURST BALANCED FUND

         PHOENIX CAPITAL GROWTH FUND

            FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH FUND

         PHOENIX CORE BOND FUND

            FORMERLY PHOENIX-DUFF & PHELPS CORE BOND FUND

         PHOENIX HIGH YIELD FUND

            FORMERLY PHOENIX-GOODWIN HIGH YIELD FUND

         PHOENIX MID-CAP GROWTH FUND

            FORMERLY PHOENIX-ENGEMANN MID-CAP GROWTH FUND

         PHOENIX MONEY MARKET FUND

            FORMERLY PHOENIX-GOODWIN MONEY MARKET FUND

                                                [GRAPHIC OMITTED]

TRUST NAME: PHOENIX SERIES FUND

                                               GET FUND DOCUMENTS
                                               BY E-MAIL INSTEAD.

                                              ELIGIBLE SHAREHOLDERS
                                           MAY SIGN UP FOR E-DELIVERY
                                              AT PHOENIXFUNDS.COM.

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

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Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      I encourage you to review this annual report for the Phoenix Balanced Fund, Phoenix Capital Growth Fund, Phoenix Core Bond Fund, Phoenix High Yield Fund, Phoenix Mid-Cap Growth Fund and Phoenix Money Market Fund, for the fiscal year ended October 31, 2005.

      As we near the end of the calendar year, the pace of U.S. economic growth has begun to moderate. The economy grew at a 4% rate in 2004 but slowed to 3.3% in the first half of 2005. The combination of rising interest rates and energy prices continue to weigh on the consumer. Hurricanes Katrina and Rita have slowed the pace of growth more recently but the impact is expected to be short lived. The equity market has posted flat year-to-date returns, and we have seen some signs of weakness recently in response to concerns about inflation. In the near term, the combination of Federal Reserve monetary policy, rising inflation and record deficits seem likely to keep upward pressure on interest rates, particularly in the front end of the yield curve.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 2005

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary .................................................................    3

Phoenix Balanced Fund ....................................................    6

Phoenix Capital Growth Fund ..............................................   22

Phoenix Core Bond Fund ...................................................   32

Phoenix High Yield Fund ..................................................   45

Phoenix Mid-Cap Growth Fund ..............................................   58

Phoenix Money Market Fund ................................................   68

Notes to Financial Statements ............................................   74

Report of Independent Registered Public Accounting Firm ..................   81

Board of Trustees' Consideration of Investment Subadvisory Agreement .....   82

Fund Management Tables ...................................................   83

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PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)

Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)

One of the largest insurers of new municipal bond offerings.

COMPOSITE INDEX FOR BALANCED FUND

A composite index consisting of 60% S&P 500(R) Index, a broad-based equity index, and 40% Lehman Brothers Aggregate Bond Index, a broad-based fixed income index.

CONSUMER PRICE INDEX (CPI)

Measures the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

FEDERAL FUNDS RATE

The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FHLMC (FEDERAL HOME LOAN MORTGAGE CORPORATION)

Government-chartered corporation that buys qualified mortgage loans from the financial institutions that originate them, securitizes the loans and distributes the securities through the dealer community. The securities are not backed by the U.S. Government, and their market value prior to maturity is not guaranteed and will fluctuate.

FNMA OR "FANNIE MAE" (FEDERAL NATIONAL MORTGAGE ASSOCIATION)

A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not the U.S. government.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa /AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

GNMA OR "GINNIE MAE" (GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)

A wholly-owned U.S. government corporation within the Department of Housing and Urban Development, which guarantees the timely payment of principal and interest on securities that are issued by private institutions and are backed by pools of federally-issued or guaranteed mortgage loans.

GROSS DOMESTIC PRODUCT (GDP)

An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

INFLATION

Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS HIGH YIELD BOND 2% ISSUER CAP INDEX

Lehman Brothers High Yield Bond 2% Issuer Cap Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

MERRILL LYNCH HIGH YIELD MASTER II INDEX

The Merrill Lynch High Yield Master II Index measures performance of non-investment grade U.S. domestic bonds. The index is calculated on a total return basis.

REITs

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL MIDCAP(R) GROWTH INDEX

The Russell Midcap Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500 ENERGY SECTOR INDEX

A market capitalization-weighted index of energy sector stocks within the S&P 500 Index. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX

The S&P 500 Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500/BARRA GROWTH INDEX

The S&P 500/Barra Growth Index is a free-float market capitalization-weighted index of growth-oriented, large capitalization U.S. companies with higher price to book ratios. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

YANKEE BOND

A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

YIELD CURVE

A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX BALANCED FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM LED BY DONG HAO ZHANG (EQUITIES) AND DAVID L. ALBRYCHT (FIXED INCOME)

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2005?

A: For the fiscal year ended October 31, 2005, the Fund's Class A shares returned 3.21% and Class B shares returned 2.47%. (Note: There is no one-year performance to report for the Fund's Class C shares. Inception 4/19/05). For the same period, the S&P 500(R) Index, a broad-based equity index, returned 8.71% and the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 1.13%; and the Fund's Composite Index (60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index), which is the Fund's style-specific index appropriate for comparison, returned 5.73%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

EQUITY DISCUSSION

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: For the 12 months ended October 31, 2005, the market environment was moderately favorable due to significant earnings growth powered by strong economic growth and the continuation of a favorable interest rate environment. The S&P 500 Index, a broad-based equity index, was up 8.71% for the period. The main concerns for the market were rising commodity prices and interest rates. In particular, the price of oil rose significantly over the period and appears to be now firmly entrenched at around $60 per barrel. The rise in the price of crude oil was driven by strong demand in Asia and speculation by investors. At the same time, continued U.S. economic strength as well as higher commodity prices led the Federal Reserve to raise interest rates. Rising interest rates generally have a negative effect on market valuations. However, that was not the case, and in the end, modest valuations and strong earnings growth overcame these negative factors and helped the market achieve a year of respectable returns.

Q: WHAT FACTORS AFFECTED THE FUND'S EQUITY PERFORMANCE DURING THE REPORTING PERIOD?

A: The Fund's equity portion underperformed the S&P 500 Index during the past 12 months due mainly to poor technology stock selection and the underweighting of energy stocks. As oil prices rose throughout the year, energy stocks were among the best performers in the market. The S&P 500 Energy Sector Index rose from 279 on October 31, 2004, to 363 one year later. The Fund's relative lack of oil stocks hurt performance significantly. In addition, Avocent Corp preannounced an earnings shortfall in March, causing its stock to tumble 30%. More recently, Flextronics Corp announced poor earnings for the quarter ending September 2005, leading to a 31.5% downturn for its stock. On the positive side, we had excellent stock selection in the industrials sector. In particular, Jacobs Engineering Group was up over 50% due to strong business momentum in commercial construction, especially for oil and gas projects.

FIXED INCOME DISCUSSION

Q: HOW DID THE FIXED INCOME MARKETS PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: The broad U.S. bond market, represented by the Lehman Brothers Aggregate Bond Index, returned 1.13% for the year ended October 31, 2005. Short-term interest rates rose significantly over the course of the year as the Federal Reserve continued its campaign to remove its accommodative monetary policy at a measured pace. The federal funds rate increased a total of 2.0% over the reporting period, to 3.75% as of October 31, 2005. Longer-term rates, however, did not rise proportionally and 30-year Treasury bond rates declined slightly, amidst a backdrop of mixed economic indicators and the expectation that the increase in oil prices will slow the economy. As a result, the yield curve flattened substantially.

      Fixed income returns across all investment grade bond sectors were modest in this environment. Foreign high quality sovereign debt generated the strongest returns, while investment grade corporate bonds underperformed. Below investment grade issues, both corporate high yield and emerging markets bonds, outperformed all investment grade sectors, as we saw the continuation of strong and improving credit fundamentals in both sectors.

Q: WHAT FACTORS AFFECTED THE FUND'S FIXED INCOME PERFORMANCE DURING THE REPORTING PERIOD?

A: The Fund's fixed income portion performed well, benefiting from its investment in spread sectors (non-Treasury) such as emerging markets, Yankee high quality, corporate high yield and residential mortgage-backed securities. During the year, these sectors continued to offer attractive yield and total return opportunities while adding diversification to the portfolio. Within the emerging markets and Yankee high quality sectors, improving country fundamentals and upgrades by the rating agencies were supportive of these sectors. The corporate high yield sector also outperformed, helped by improving company fundamentals and investors' desire for yield in a low rate environment.

      Within the fixed income portion of the portfolio, our overweighting to the corporate high quality sector relative to the benchmark (Lehman Brothers Aggregate Bond Index) hurt performance as this was one of the worst performing sectors within the benchmark for the reporting period. Leveraged buyout activity and the overall weakness of the auto industry contributed to the underperformance of the corporate high quality sector.

                                                                   NOVEMBER 2005

THE  PRECEDING  INFORMATION  IS  THE  OPINION  OF  PORTFOLIO  MANAGEMENT.   PAST
PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Balanced Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 10/31/05
--------------------------------------------------------------------------------

                                                                          INCEPTION    INCEPTION
                                            1 YEAR   5 YEARS   10 YEARS  TO 10/31/05      DATE
                                            ------   -------   --------  -----------   ---------
Class A Shares at NAV(2)                     3.21%     2.08%     7.13%        --              --
Class A Shares at POP(3)                    (2.73)     0.87      6.50         --              --

Class B Shares at NAV(2)                     2.47      1.32      6.34         --              --
Class B Shares with CDSC(4)                 (1.41)     1.32      6.34         --              --

Class C Shares at NAV(2)                       --        --        --       0.75%        4/19/05
Class C Shares with CDSC(4)                    --        --        --      (0.25)        4/19/05

S&P 500(R) Index                             8.71     (1.74)     9.38       5.71              --

Lehman Brothers Aggregate Bond Index         1.13      6.31      6.32       0.20              --

Composite Index for Balanced Fund            5.73      1.77      8.50       3.51              --

      ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/95 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of other shares will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.

                                [GRAPHIC OMITTED]

                      Phoenix           Phoenix          S&P 500(R)   Lehman Brothers   Composite Index
                   Balanced Fund     Balanced Fund         Index        Aggregate             for
                      Class A           Class B                        Bond Index        Balanced Fund

10/31/1995                $9,425             $10,000     $10,000             $10,000            $10,000
10/31/1996               $10,559             $11,124     $12,420             $10,585            $11,662
10/31/1997               $12,464             $13,029     $16,435             $11,526            $14,311
10/30/1998               $13,546             $14,058     $20,053             $12,602            $16,811
10/29/1999               $15,812             $16,285     $25,224             $12,669            $19,375
10/31/2000               $16,940             $17,310     $26,751             $13,594            $20,704
10/31/2001               $16,184             $16,428     $20,086             $15,573            $18,517
10/31/2002               $14,926             $15,032     $17,052             $16,489            $17,296
10/31/2003               $17,013             $17,001     $20,604             $17,299            $19,813
10/29/2004               $18,189             $18,040     $22,543             $18,256            $21,380
10/31/2005               $18,772             $18,486     $24,508             $18,463            $22,606

For information regarding the indexes, see the glossary on page 3.

Phoenix Balanced Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                Beginning           Ending         Expenses Paid
     Balanced Fund            Account Value      Account Value        During
       Class A               April 30, 2005    October 31, 2005       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00         $ 1,012.10          $ 5.28

Hypothetical (5% return
   before expenses)              1,000.00           1,019.90            5.31

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.04%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 3.21%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,032.10.

                                Beginning           Ending         Expenses Paid
     Balanced Fund            Account Value      Account Value        During
       Class B               April 30, 2005    October 31, 2005       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00         $ 1,008.10          $ 9.06

Hypothetical (5% return
   before expenses)              1,000.00           1,016.07            9.14

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.79%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 2.47%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,024.70.

                                Beginning           Ending         Expenses Paid
     Balanced Fund            Account Value      Account Value        During
       Class C               April 30, 2005    October 31, 2005       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00         $ 1,008.20          $ 9.06

Hypothetical (5% return
   before expenses)              1,000.00           1,016.07            9.14

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.79%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE PERIOD OF APRIL 19, 2005 (INCEPTION) THROUGH OCTOBER 31, 2005 WAS 0.75%. UTILIZING THIS RETURN SINCE INCEPTION YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,007.50.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Balanced Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT OCTOBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(n)
--------------------------------------------------------------------------------
 1. General Electric Co.                                                    3.1%
 2. Jacobs Engineering Group, Inc.                                          2.1%
 3. Bank of America Corp.                                                   2.0%
 4. Procter & Gamble Co. (The)                                              1.9%
 5. WellPoint, Inc.                                                         1.9%
 6. Wells Fargo & Co.                                                       1.8%
 7. Exxon Mobil Corp.                                                       1.7%
 8. Johnson & Johnson                                                       1.7%
 9. JPMorgan Chase & Co.                                                    1.6%
10. Cisco Systems, Inc.                                                     1.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Domestic Common Stocks         47%
Non-Agency Mortgage-Backed
Securites                       7
Agency Mortgage-Backed
Securities                      7
Domestic Corporate Bonds        6
Municipal Bonds                 4
Foreign Corporate Bonds         3
Asset-Backed Securities         2
Other                          24

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     -------------
U.S. GOVERNMENT SECURITIES--2.0%

U.S. TREASURY BONDS--0.9%
U.S. Treasury Bond 5.375%, 2/15/31(l) .............   $       9,120     $    9,946,500

U.S. TREASURY NOTES--1.1%
U.S. Treasury Note 3.625%, 5/15/13 ................           2,000          1,889,062
U.S. Treasury Note 4%, 2/15/15(l) .................           7,150          6,836,909
U.S. Treasury Note 4.25%, 8/15/15(l) ..............           2,900          2,829,765
                                                                        --------------
                                                                            11,555,736
                                                                        --------------
--------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $21,897,115)                                               21,502,236
--------------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.1%
FNMA 5%, '12-'35 ..................................          27,176         26,449,990
FNMA 6%, '17-'34 ..................................          10,763         10,866,724
FNMA 5.50%, '17-'35 ...............................          31,252         30,902,260
FNMA 4.50%, 6/1/19 ................................           9,815          9,498,225

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     -------------
FNMA 4%, 6/1/20 ...................................   $       2,359     $    2,236,679
GNMA 6.50%, '23-'32 ...............................           7,962          8,279,412
GNMA 6%, 8/15/32 ..................................           1,192          1,213,310
--------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $90,317,788)                                               89,446,600
--------------------------------------------------------------------------------------

MUNICIPAL BONDS--5.4%

CALIFORNIA--2.6%
Alameda Corridor Transportation Authority Taxable
Series C 6.50%, 10/1/19 (MBIA Insured) ............           4,235          4,651,428

Alameda Corridor Transportation Authority Taxable
Series C 6.60%, 10/1/29 (MBIA Insured) ............           2,750          3,107,087

Alameda Corridor Transportation Authority Taxable
Series D 6.25%, 10/1/14 (MBIA Insured) ............             500            538,885

Contra Costa County California Fire Department
Taxable 4.90%, 8/1/16 (MBIA Insured) ..............           4,000          3,889,040

10                       See Notes to Financial Statements

Phoenix Balanced Fund

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     -------------
CALIFORNIA--CONTINUED
Contra Costa County Pension Obligation Taxable
6.10%, 6/1/11 (FSA Insured) .......................   $         500     $      525,470

Fresno County Pension Obligation Taxable 6.21%,
8/15/06 (FSA Insured) .............................           1,000          1,012,320

Long Beach Pension Obligation Taxable 6.87%,
9/1/06 (FSA Insured) ..............................             220            224,028

Marin County Pension Obligation Taxable 4.79%,
8/1/15 (MBIA Insured) .............................           1,000            972,610

Pasadena Pension Funding Taxable Series A 6.95%,
5/15/07 (AMBAC Insured) ...........................           1,915          1,977,123

Pasadena Pension Funding Taxable Series A 7.05%,
5/15/09 (AMBAC Insured) ...........................           2,500          2,675,725

Pasadena Pension Funding Taxable Series A 7.15%,
5/15/11 (AMBAC Insured) ...........................             565            626,240

Sonoma County Pension Obligation Taxable 6.625%,
6/1/13 (FSA Insured) ..............................           3,815          4,086,323

University of California Series F 4.375%, 5/15/30
(FSA Insured) .....................................           4,500          4,238,325
                                                                        --------------
                                                                            28,524,604
                                                                        --------------

COLORADO--0.2%
Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured)(h) ........              60             62,483

Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured) ...........           1,940          2,016,320
                                                                        --------------
                                                                             2,078,803
                                                                        --------------

FLORIDA--0.7%
Florida State Department of Environmental
Protection Preservation Series B 5%, 7/1/13
(MBIA Insured) ....................................           4,000          4,305,240

Florida State Department of Transportation
Series A 5%, 7/1/12 ...............................             785            843,286

University of Miami Taxable Series A 7.65%, 4/1/20
(MBIA Insured) ....................................           2,715          2,800,224
                                                                        --------------
                                                                             7,948,750
                                                                        --------------

KENTUCKY--0.3%
Kentucky State Property and Buildings
Commission 5%, 10/1/12 (AMBAC Insured) ............           2,960          3,175,873

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     -------------
MAINE--0.1%
Bangor Pension Obligation Taxable Series B 5.94%,
6/1/13 (FGIC Insured) .............................   $         675     $      714,582

NEW JERSEY--0.4%
Hamilton Township School District Taxable 4.25%,
12/15/14 (FSA Insured) ............................           1,145          1,078,683

Monroe Township Pension Obligation Taxable 5%,
8/15/13 ...........................................             590            585,457

New Jersey State Educational Facilities
Authority Princeton University Series B 4.25%,
7/1/35 ............................................           2,930          2,672,013
                                                                        --------------
                                                                             4,336,153
                                                                        --------------

NEW YORK--0.1%
New York State Environmental Facilities
Corp. State Service Contract Taxable 6.70%, 3/15/08
(FSA Insured)(g)(h) ...............................             600            628,320

New York State Taxable Series C 6.35%, 3/1/07
(AMBAC Insured) ...................................           1,000          1,022,210
                                                                        --------------
                                                                             1,650,530
                                                                        --------------

PENNSYLVANIA--0.4%
Philadelphia Authority for Industrial Development
Pension Funding Retirement Systems Taxable
Series A 5.69%, 4/15/07 (MBIA Insured) ............           1,000          1,013,270

Philadelphia School District Taxable Series
C 4.43%, 7/1/11 (FSA Insured) .....................           1,780          1,726,992

Pittsburgh Pension Obligation Taxable
Series A 6.50%, 3/1/14 (FGIC Insured) .............           1,100          1,187,846
                                                                        --------------
                                                                             3,928,108
                                                                        --------------

TEXAS--0.2%
Dallas-Fort Worth International Airport Facilities
Improvement Corp. Taxable 6.50%, 11/1/09
(MBIA Insured) ....................................           1,900          2,008,376

Texas State Water Financial Assistance Taxable
Series C 4.70%, 8/1/09 ............................             625            623,687
                                                                        --------------
                                                                             2,632,063
                                                                        --------------

VIRGINIA--0.4%
Virginia State Public Building Authority
Public Facilities Series A 5%, 8/1/12 .............           3,750          4,033,800
--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $58,784,884)                                               59,023,266
--------------------------------------------------------------------------------------

                      See Notes to Financial Statements                       11

Phoenix Balanced Fund

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     --------------
ASSET-BACKED SECURITIES--2.6%
AmeriCredit Automobile Receivables Trust 01-D, A4
4.41%, 11/12/08 ...................................   $         450     $      449,862

Associates Manufactured Housing Pass-Through
Certificate 97-2, A6 7.075%, 3/15/28(c) ...........           1,418          1,457,365

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 ...........................             942            856,498

Capital One Master Trust 01-5 A 5.30%, 6/15/09 ....           4,500          4,519,966
Carmax Auto Owner Trust 03-1, A4 2.16%, 11/15/09 ..           3,000          2,922,745

Case New Holland Equipment Trust 03-A, A4B
2.57%, 9/15/09 ....................................           2,316          2,260,037

DaimlerChrysler Auto Trust 05-A B 3.88%, 7/8/11 ...           1,200          1,167,228

GMAC Mortgage Corp. Loan Trust 05-HE2, A3
4.622%, 11/25/35(c) ...............................           2,525          2,495,016

Long Beach Auto Receivables Trust 04-A, A2
2.841%, 7/15/10(c) ................................           1,000            969,687

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 .........             500            487,369

Morgan Stanley Auto Loan Trust 04-HB1, A4
3.33%, 10/15/11 ...................................           6,000          5,861,250

WFS Financial Owner Trust 03-1, A4 2.74%,
9/20/10 ...........................................           4,924          4,869,790
Whole Auto Loan Trust 02-1 B 2.91%, 4/15/09 .......             196            195,276
--------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $29,028,037)                                               28,512,089
--------------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--7.2%

ADVERTISING--0.1%
Lamar Media Corp. 144A 6.625%, 8/15/15(b) .........             750            759,375

AEROSPACE & DEFENSE--0.1%
Rockwell Collins, Inc. 4.75%, 12/1/13 .............           1,000            981,561

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07 ..           1,250          1,313,946

ALUMINUM--0.1%
Alcoa, Inc. 5.375%, 1/15/13(l) ....................           1,225          1,242,900

BROADCASTING & CABLE TV--0.2%
Comcast Corp. 5.30%, 1/15/14 ......................             500            486,075
Echostar DBS Corp. 5.75%, 10/1/08 .................             500            491,250
Echostar DBS Corp. 6.375%, 10/1/11(l) .............           1,500          1,466,250
                                                                        --------------
                                                                             2,443,575
                                                                        --------------

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     --------------
CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 7.50%, 1/15/09(l) ....   $         250     $      265,833
MGM MIRAGE 6.375%, 12/15/11(l) ....................           1,500          1,488,750
Station Casinos, Inc. 6.875%, 3/1/16(l) ...........           1,000          1,012,500
                                                                        --------------
                                                                             2,767,083
                                                                        --------------

CONSUMER FINANCE--1.0%
Capital One Financial Corp. 4.80%, 2/21/12 ........           1,000            956,561
Ford Motor Credit Co. 8.625%, 11/1/10 .............             850            833,560
General Electric Capital Corp. 3.50%, 5/1/08 ......             750            726,990
General Electric Capital Corp. 6%, 6/15/12(l) .....           1,000          1,051,811
General Motors Acceptance Corp. 6.875%,
9/15/11(1) ........................................           1,025            995,036
General Motors Acceptance Corp. 6.875%,
8/28/12(1) ........................................             415            400,304
General Motors Acceptance Corp. 6.75%, 12/1/14 ....             375            359,183
SLM Corp. 4.45%, 2/1/10(c) ........................           5,550          5,363,631
                                                                        --------------
                                                                            10,687,076
                                                                        --------------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. 5.625%, 11/1/11(l) ...............           1,000          1,024,210

DIVERSIFIED BANKS--0.2%
National Capital Trust II 144A 5.486%,
12/29/49(b)(c)(l) .................................           2,700          2,666,326

DIVERSIFIED CAPITAL MARKETS--0.2%
Deutsche Bank AG NY Series GS 2.54%, 3/22/12(c) ...           2,750          2,640,275

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
International Lease Finance Corp. 5.75%,
2/15/07(l) ........................................             500            503,940
International Lease Finance Corp. 4.75%,
1/13/12(l) ........................................           2,875          2,774,225
                                                                        --------------
                                                                             3,278,165
                                                                        --------------

ELECTRIC UTILITIES--0.3%
Entergy Gulf States, Inc. 5.70%, 6/1/15 ...........           2,875          2,769,976
Entergy Gulf States, Inc. 5.25%, 8/1/15 ...........             300            279,100
                                                                        --------------
                                                                             3,049,076
                                                                        --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc. 4.85%,
11/15/10 ..........................................           2,000          1,948,470

FOREST PRODUCTS--0.1%
Weyerhaeuser Co. 6.75%, 3/15/12(l) ................           1,000          1,058,897

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b) ...             250            241,875

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 6.30%, 10/1/12 ..........................           1,200          1,186,904

HOTELS, RESORTS & CRUISE LINES--0.0%
La Quinta Properties, Inc. 7%, 8/15/12 ............             470            481,750

12                       See Notes to Financial Statements

Phoenix Balanced Fund

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     --------------
INDUSTRIAL MACHINERY--0.5%
ITW CUPIDS Financing Trust I 144A 6.55%,
12/31/11(b)(e) ....................................   $       5,000     $    5,294,980

INTEGRATED OIL & GAS--0.1%
ChevronTexaco Capital Co. 3.375%, 2/15/08 .........           1,500          1,456,082

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Qwest Corp. 8.875%, 3/15/12(l) ....................           1,000          1,102,500

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14 ..............             850            821,795
Protective Life Secured Trust 5.14%, 5/10/10(c) ...           1,500          1,455,090
                                                                        --------------
                                                                             2,276,885
                                                                        --------------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12(l) ...............           1,240          1,327,244

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ....................           1,000            999,927

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13 ..............             500            484,726
NiSource Finance Corp. 5.45%, 9/15/20 .............           2,840          2,716,128
                                                                        --------------
                                                                             3,200,854
                                                                        --------------

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15 ....           1,200          1,152,076

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.2%
Motiva Enterprises LLC 144A 5.20%, 9/15/12(b) .....           1,000            991,267
Tesoro Corp. 8%, 4/15/08 ..........................           1,000          1,045,000
                                                                        --------------
                                                                             2,036,267
                                                                        --------------

OIL & GAS STORAGE & TRANSPORTATION--0.1%
AmeriGas Partners LP 144A 7.25%, 5/20/15(b) .......           1,000          1,040,000

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Bosphorus Financial Services Ltd. 144A 5.59%,
2/15/12(b)(c) .....................................           1,250          1,231,122

JPMorgan Chase & Co. 5.125%, 9/15/14 ..............           1,440          1,409,318
TIAA Global Markets, Inc. 144A 3.875%,
1/22/08(b) ........................................           1,000            979,288
                                                                        --------------
                                                                             3,619,728
                                                                        --------------

REGIONAL BANKS--0.4%
Rabobank Capital Funding II 144A 5.26%, 12/29/49(b)(c)        1,300          1,287,385
Zions Bancorp 5.65%, 5/15/14 ......................           2,750          2,787,664
                                                                        --------------
                                                                             4,075,049
                                                                        --------------

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     --------------
REITS--0.7%
Colonial Properties Trust 6.25%, 6/15/14 ..........   $       3,900     $    3,974,474
HRPT Properties Trust 5.75%, 11/1/15 ..............             860            853,551
iStar Financial, Inc. 5.375%, 4/15/10 .............           2,900          2,868,703
                                                                        --------------
                                                                             7,696,728
                                                                        --------------

TOBACCO--0.1%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
7.30%, 7/15/15(b) .................................             900            900,000

TRADING COMPANIES & DISTRIBUTORS--0.3%
Hughes Supply, Inc. 5.50%, 10/15/14 ...............           2,600          2,500,451
United Rentals North America, Inc. 6.50%,
2/15/12 ...........................................             800            771,000
                                                                        --------------
                                                                             3,271,451
                                                                        --------------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series E 6.875%,
10/31/13 ..........................................           2,300          2,405,963
--------------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $80,593,196)                                               79,627,198
--------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--8.9%
Asset Backed Funding Corp. Net Interest Margin Trust
04-HE1, N1 144A 4.45%, 7/26/34(b) .................             527            525,425

Citigroup-Deutsche Bank Commercial Mortgage
05-CD1, AM 5.224%, 9/15/20 ........................           2,240          2,238,600

Countrywide Home Loan Mortgage Pass-Through Trust
04-12, 12A1 4.828%, 8/25/34(c) ....................             415            410,113

Countrywide Home Loan Mortgage Pass-Through Trust
04-13, 1A1 5.50%, 8/25/34 .........................           2,980          2,964,691

Countrywide Home Loan Mortgage Pass-Through Trust
05-HYB6, 2A2 5.329%, 10/20/35(c) ..................             759            754,591

Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
6/15/35(b) ........................................           2,400          2,332,574

CS First Boston Mortgage Securities Corp. 97-C2 B
6.72%, 1/17/35 ....................................           9,000          9,308,279

CS First Boston Mortgage Securities Corp. 97-C2, A3
6.55%, 1/17/35 ....................................           3,725          3,827,055

CS First Boston Mortgage Securities Corp. 98-C1 B
6.59%, 5/17/40 ....................................           1,000          1,039,821

CS First Boston Mortgage Securities Corp. 99-C1, A2
7.29%, 9/15/41 ....................................             340            362,909

                      See Notes to Financial Statements                       13

Phoenix Balanced Fund

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     --------------
DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
11/12/31 ..........................................   $       3,935     $    4,067,341

First Horizon Mortgage Pass-Through Trust 05-AR1,
2A1 5.033%, 4/25/35(c) ............................           3,217          3,185,509

GMAC Commercial Mortgage Securities, Inc. 97-C2,
A3 6.566%, 4/15/29 ................................           2,437          2,501,178

GS Mortgage Securities Corp. II 05-GG4, AJ 4.782%,
7/10/39 ...........................................           4,900          4,675,728

GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
11/18/30(c) .......................................           5,213          5,346,756

Home Equity Asset Trust 03-8N A 144A 5%,
5/27/34(b) ........................................              20             20,157

Homestar Net Interest Margin Trust 04-3, A1 144A
5.50%, 7/25/34(b) .................................             192            192,405

JPMorgan Chase Commercial Mortgage Securities
Corp. 01-CIBC, A3 6.26%, 3/15/33 ..................          14,265         14,986,740

JPMorgan Mortgage Trust 05-S2, 2A15 6%, 9/25/35 ...           5,412          5,426,956

Lehman Brothers Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/35 ........................           1,000          1,029,752

Lehman Brothers Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 10/15/32 ........................           4,855          5,208,591

Master Resecuritization Trust 05-1 144A 5%,
10/28/34(b) .......................................           2,026          1,956,509

PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
10/12/33 ..........................................           1,000          1,081,218

Residential Asset Mortgage Products, Inc. 03-RS6,
AI3 3.08%, 12/25/28 ...............................           1,669          1,658,316

Residential Funding Mortgage Securities I 05-SA1,
2A 4.904%, 3/25/35(c) .............................           3,365          3,319,580

Structured Asset Securities Corp. 03-32, 1A1 5.31%,
11/25/33(c) .......................................           2,213          2,189,089

Structured Asset Securities Corp. 05-6, 4A1 5%,
5/25/35 ...........................................           4,586          4,393,668

Wells Fargo Mortgage Backed Securities Trust 03-4,
A18 5.50%, 6/25/33 ................................           2,850          2,828,602

Wells Fargo Mortgage Backed Securities Trust 04-EE,
2A3 3.989%, 1/25/35(c) ............................           2,182          2,116,730

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 .............................           1,989          1,947,932

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     --------------
Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.111%, 6/25/35(c) ..................   $       1,015     $      986,136

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.537%, 4/25/35(c) ....................           5,403          5,321,927
--------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $98,194,100)                                               98,204,878
--------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.7%

AUSTRALIA--0.4%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 ..........................................           5,170(k)       3,917,374

BRAZIL--0.2%
Federative Republic of Brazil 9.25%, 10/22/10 .....           1,200          1,320,600
Federative Republic of Brazil 8.875%, 10/14/19 ....             500            528,750
                                                                        --------------
                                                                             1,849,350
                                                                        --------------

CHILE--0.1%
Republic of Chile 4.63%, 1/28/08(c) ...............             750            753,375

MEXICO--0.0%
United Mexican States 5.875%, 1/15/14(l) ..........             400            406,400

NEW ZEALAND--0.2%
Commonwealth of New Zealand Series 206 6.50%,
2/15/06 ...........................................           3,300(j)       2,307,501

PANAMA--0.2%
Republic of Panama 7.25%, 3/15/15 .................             700            738,500
Republic of Panama 9.375%, 1/16/23 ................           1,650          2,013,000
                                                                        --------------
                                                                             2,751,500
                                                                        --------------

PERU--0.1%
Republic of Peru 7.35%, 7/21/25(l) ................             290            294,350
Republic of Peru 8.75%, 11/21/33 ..................             350            404,250
                                                                        --------------
                                                                               698,600
                                                                        --------------

PHILIPPINES--0.2%
Republic of Philippines 8.375%, 2/15/11 ...........           1,790          1,872,788

RUSSIA--0.1%
Russian Federation RegS 5%, 3/31/30(c)(f) .........           1,250          1,389,453

SOUTH KOREA--0.1%
Republic of Korea 4.25%, 6/1/13(l) ................           1,500          1,412,619

TURKEY--0.1%
Republic of Turkey 7.375%, 2/5/25 .................           1,100          1,094,500
--------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $18,489,196)                                               18,453,460
--------------------------------------------------------------------------------------

14                       See Notes to Financial Statements

Phoenix Balanced Fund

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     -------------
FOREIGN CORPORATE BONDS(d)--3.4%

AUSTRALIA--0.2%
St. George Bank Ltd. 144A 5.30%, 10/15/15(b) ......   $       2,000     $    2,001,470
Westfield Capital Corp. 144A 5.125%, 11/15/14(b) ..             575            561,435
                                                                        --------------
                                                                             2,562,905
                                                                        --------------

BRAZIL--0.1%
Petrobras International Finance Co. 9.125%,
7/2/13 ............................................           1,500          1,717,500

CANADA--0.0%
Rogers Wireless Communications, Inc. 7.25%,
12/15/12 ..........................................             500            527,500

CHILE--0.7%
Banco Santander Chile 144A 5.375%, 12/9/14(b) .....             875            863,571
Enersis SA 7.375%, 1/15/14(l) .....................           3,700          3,905,416
HQI Transelectric Chile SA 7.875%, 4/15/11 ........           1,000          1,110,047
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ........................................           1,957          1,862,742
                                                                        --------------
                                                                             7,741,776
                                                                        --------------

GERMANY--0.1%
Deutsche Telekom International Finance BV 8.50%,
6/15/10(l) ........................................             500            557,966

ITALY--0.1%
Telecom Italia Capital S.p.A. 4%, 11/15/08 ........             750            725,662

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%, 11/3/09(b) ..           2,250          2,283,750

MALAYSIA--0.4%
Malaysia International Shipping Corp. Capital Ltd.
144A 6.125%, 7/1/14(b) ............................           2,000          2,090,780

Petronas Capital Ltd. RegS 7%, 5/22/12(f) .........           2,250          2,469,616
                                                                        --------------
                                                                             4,560,396
                                                                        --------------

MEXICO--0.7%
America Movil SA de CV 5.75%, 1/15/15 .............           2,375          2,331,602

Pemex Project Funding Master Trust 9.125%,
10/13/10 ..........................................             500            574,250

Pemex Project Funding Master Trust 8%, 11/15/11 ...           1,500          1,677,000

Pemex Project Funding Master Trust 144A 5.75%,
12/15/15(b) .......................................           2,850          2,767,350
                                                                        --------------
                                                                             7,350,202
                                                                        --------------

NETHERLANDS--0.1%
Coca-Cola HBC Finance BV 5.125%, 9/17/13 ..........           1,750          1,740,921

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     -------------
RUSSIA--0.0%
Gazstream SA 144A 5.625%, 7/22/13(b) ..............   $         350     $      347,375

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19 (b)(c) ............           1,900          1,841,049

SOUTH KOREA--0.1%
Korea Development Bank 5.50%, 11/13/12 ............             700            708,563

UNITED KINGDOM--0.3%
HBOS plc 144A 5.375%, 11/29/49(b)(c) ..............           3,250          3,213,795

UNITED STATES--0.2%
Amvescap plc 5.375%, 12/15/14 .....................           2,000          1,944,658
--------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $38,087,530)                                               37,824,018
--------------------------------------------------------------------------------------

                                                          SHARES
                                                      -------------

DOMESTIC COMMON STOCKS--55.5%

ADVERTISING--2.0%
Harte-Hanks, Inc.(l) ..............................         380,800          9,748,480
Omnicom Group, Inc. ...............................         144,800         12,012,608
                                                                        --------------
                                                                            21,761,088
                                                                        --------------

AEROSPACE & DEFENSE--1.4%
United Technologies Corp. .........................         292,100         14,978,888

AIR FREIGHT & LOGISTICS--0.8%
FedEx Corp.(l) ....................................          89,900          8,264,507

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Mellon Financial Corp.(l) .........................         185,900          5,891,171

BROADCASTING & CABLE TV--0.5%
Comcast Corp. Special Class A(l)(m) ...............         211,800          5,805,438

CASINOS & GAMING--0.7%
Harrah's Entertainment, Inc. ......................         127,936          7,737,570

COMMUNICATIONS EQUIPMENT--1.6%
Cisco Systems, Inc.(l)(m) .........................         982,800         17,149,860

COMPUTER HARDWARE--2.2%
Dell, Inc.(l)(m) ..................................         239,200          7,625,696
International Business Machines Corp. .............         208,200         17,047,416
                                                                        --------------
                                                                            24,673,112
                                                                        --------------

CONSTRUCTION & ENGINEERING--2.1%
Jacobs Engineering Group, Inc.(l)(m) ..............         366,100         23,338,875

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Alliance Data Systems Corp.(l)(m) .................         254,100          9,035,796

                      See Notes to Financial Statements                       15

Phoenix Balanced Fund

                                                          SHARES             VALUE
                                                      -------------     -------------
DIVERSIFIED BANKS--5.2%
Bank of America Corp.(l) ..........................         504,000     $   22,044,960
Wachovia Corp.(l) .................................         308,600         15,590,472
Wells Fargo & Co.(l) ..............................         334,400         20,130,880
                                                                        --------------
                                                                            57,766,312
                                                                        --------------

DRUG RETAIL--1.4%
CVS Corp.(l) ......................................         609,600         14,880,336

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co.(l) ...........................          76,000          5,285,800

FOOTWEAR--0.5%
NIKE, Inc. Class B(l) .............................          71,100          5,975,955

HEALTH CARE EQUIPMENT--2.4%
Beckman Coulter, Inc.(l) ..........................          59,300          2,921,118
Fisher Scientific International, Inc.(l)(m) .......         244,500         13,814,250
Thermo Electron Corp.(l)(m) .......................         327,300          9,881,187
                                                                        --------------
                                                                            26,616,555
                                                                        --------------

HEALTH CARE FACILITIES--1.1%
HCA, Inc.(l) ......................................         242,500         11,686,075

HEALTH CARE SERVICES--1.0%
Express Scripts, Inc.(l)(m) .......................         144,300         10,881,663

HOUSEHOLD PRODUCTS--3.0%
Colgate-Palmolive Co.(l) ..........................         152,600          8,081,696
Procter & Gamble Co. (The) ........................         372,700         20,867,473
Spectrum Brands, Inc.(l)(m) .......................         187,500          3,881,250
                                                                        --------------
                                                                            32,830,419
                                                                        --------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.9%
Manpower, Inc.(l) .................................         292,600         13,248,928
Robert Half International, Inc.(l) ................         208,200          7,678,416
                                                                        --------------
                                                                            20,927,344
                                                                        --------------

INDUSTRIAL CONGLOMERATES--3.1%
General Electric Co. ..............................         993,100         33,676,021

INTEGRATED OIL & GAS--1.7%
Exxon Mobil Corp. .................................         338,300         18,992,162

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
SBC Communications, Inc.(l) .......................         143,300          3,417,705
Verizon Communications, Inc. ......................         150,000          4,726,500
                                                                        --------------
                                                                             8,144,205
                                                                        --------------

INTERNET SOFTWARE & SERVICES--0.7%
WebEx Communications, Inc.(l)(m) ..................         343,800          7,876,458

                                                          SHARES             VALUE
                                                      -------------     -------------
INVESTMENT BANKING & BROKERAGE--1.0%
Merrill Lynch & Co., Inc.(l) ......................         173,800     $   11,251,812

MANAGED HEALTH CARE--2.4%
Coventry Health Care, Inc.(m) .....................         110,800          5,982,092
WellPoint, Inc.(l)(m) .............................         275,300         20,559,404
                                                                        --------------
                                                                            26,541,496
                                                                        --------------

MOVIES & ENTERTAINMENT--1.3%
Walt Disney Co. (The)(l) ..........................         564,600         13,759,302

MULTI-UTILITIES & UNREGULATED POWER--1.1%
PG&E Corp.(l) .....................................         326,000         11,859,880

OIL & GAS DRILLING--0.8%
Patterson-UTI Energy, Inc.(l) .....................         270,800          9,242,404

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Anadarko Petroleum Corp.(l) .......................          90,000          8,163,900

OTHER DIVERSIFIED FINANCIAL SERVICES--2.3%
Citigroup, Inc. ...................................         166,201          7,608,682
JPMorgan Chase & Co.(l) ...........................         474,800         17,387,176
                                                                        --------------
                                                                            24,995,858
                                                                        --------------

PACKAGED FOODS & MEATS--1.4%
Dean Foods Co.(l)(m) ..............................         111,400          4,027,110
Heinz (H.J.) Co.(l) ...............................         203,700          7,231,350
Kellogg Co.(l) ....................................          83,200          3,674,944
TreeHouse Foods, Inc.(l)(m) .......................          22,260            575,198
                                                                        --------------
                                                                            15,508,602
                                                                        --------------

PHARMACEUTICALS--2.4%
Johnson & Johnson .................................         292,800         18,335,136
Pfizer, Inc.(l) ...................................         347,600          7,556,824
                                                                        --------------
                                                                            25,891,960
                                                                        --------------

RAILROADS--1.1%
Norfolk Southern Corp.(l) .........................         302,500         12,160,500

RESTAURANTS--1.4%
McDonald's Corp.(l) ...............................         488,500         15,436,600

SOFT DRINKS--1.4%
Coca-Cola Co. (The)(l) ............................         371,100         15,875,658

SYSTEMS SOFTWARE--1.4%
Microsoft Corp. ...................................         589,600         15,152,720

WIRELESS TELECOMMUNICATION SERVICES--1.0%
Sprint Nextel Corp. ...............................         482,031         11,236,143
--------------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $505,500,776)                                             611,252,445
--------------------------------------------------------------------------------------

16                       See Notes to Financial Statements

Phoenix Balanced Fund

                                                          SHARES             VALUE
                                                      -------------     --------------
FOREIGN COMMON STOCKS(d)--1.3%

APPLICATION SOFTWARE--0.6%
Amdocs Ltd. (United States)(l)(m) .................         264,500     $    7,001,315

ELECTRONIC MANUFACTURING SERVICES--0.7%
Flextronics International Ltd. (Singapore)(l)(m) ..         805,900          7,486,811
--------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $17,593,675)                                               14,488,126
--------------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.2%
SPDR Trust Series I(l) ............................         113,600         13,646,768
--------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $14,267,620)                                               13,646,768
--------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $972,753,917)                                           1,071,981,084
--------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--21.9%

MONEY MARKET MUTUAL FUNDS--19.3%
State Street Navigator Prime Portfolio
(3.79% seven day effective yield)(i) ..............     212,507,924        212,507,924

                                                           PAR
                                                          VALUE
                                                          (000)              VALUE
                                                      -------------     --------------
COMMERCIAL PAPER(O)--2.6%
General Electric Capital Corp. 3.93%, 11/2/05 .....   $       2,200     $    2,199,760
Honeywell International, Inc. 3.78%, 11/2/05 ......           2,280          2,279,761
Ciesco LLC 4%, 11/3/05 ............................           1,830          1,829,593
NetJets, Inc. 3.75%, 11/4/05 ......................           5,185          5,183,380
Sysco Corp. 4%, 11/7/05 ...........................           7,225          7,220,183
Alpine Securitization Corp. 3.95%, 11/9/05 ........           6,045          6,039,694
George Street Finance LLC 4.01%, 11/21/05 .........           4,285          4,275,454
                                                                        --------------
                                                                            29,027,825
                                                                        --------------

--------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $241,535,749)                                             241,535,749
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS--119.2%
(IDENTIFIED COST $1,214,289,666)                                         1,313,516,833(a)

Other assets and liabilities, net--(19.2)%                                (211,646,037)
                                                                        --------------
NET ASSETS--100.0%                                                      $1,101,870,796
                                                                        ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $122,988,760 and gross depreciation of $24,768,041 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,215,296,114.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $38,252,005 or 3.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Illiquid and restricted security. At October 31, 2005, this security amounted to a value of $5,294,980 or 0.5% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g)   All or a portion segregated as collateral for forward currency contracts.
(h)   Escrowed to maturity.
(i) Represents security purchased with cash collateral received for securities on loan.
(j)   Par value represents New Zealand Dollar.
(k)   Par value represents Australian Dollar.
(l)   All or a portion of security is on loan.
(m)   Non-income producing.
(n)   Table excludes short-term investments.
(o)   The rate shown is the discount rate.

                      See Notes to Financial Statements                       17

Phoenix Balanced Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
Investment securities at value, including $207,712,350 of
   securities on loan (Identified cost $1,214,289,666)          $1,313,516,833
Cash                                                                     4,576
Receivables
   Dividends and interest                                            4,753,550
   Investment securities sold                                        4,319,630
   Fund shares sold                                                     74,758
Trustee retainer                                                         2,624
Prepaid expenses                                                        74,903
                                                                --------------
      Total assets                                               1,322,746,874
                                                                --------------
LIABILITIES
Payables
   Investment securities purchased                                   5,378,550
   Fund shares repurchased                                           1,588,646
   Collateral on securities loaned                                 212,507,924
   Investment advisory fee                                             514,396
   Transfer agent fee                                                  306,667
   Distribution and service fees                                       301,133
   Financial agent fee                                                  55,776
Accrued expenses                                                       129,206
Net unrealized depreciation on forward currency contracts               93,780
                                                                --------------
      Total liabilities                                            220,876,078
                                                                --------------
NET ASSETS                                                      $1,101,870,796
                                                                ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $  976,483,728
Undistributed net investment income                                  2,211,914
Accumulated net realized gain                                       24,044,073
Net unrealized appreciation                                         99,131,081
                                                                --------------
NET ASSETS                                                      $1,101,870,796
                                                                ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,000,789,776)              68,765,023
Net asset value per share                                       $        14.55
Offering price per share $14.55/(1-5.75%)                       $        15.44

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $19,970,309)                  1,376,855
Net asset value and offering price per share                    $        14.50

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $81,110,711)                  5,596,057
Net asset value and offering price per share                    $        14.49

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Interest                                                        $   22,265,963
Dividends                                                           11,000,123
Security lending                                                        44,527
Foreign taxes withheld                                                 (12,201)
                                                                --------------
      Total investment income                                       33,298,412
                                                                --------------
EXPENSES
Investment advisory fee                                              5,684,145
Service fees, Class A                                                2,443,957
Distribution and service fees, Class B                                 192,681
Distribution and service fees, Class C                                 440,912
Financial agent fee                                                    613,580
Transfer agent                                                       1,507,112
Printing                                                               186,983
Custodian                                                              130,855
Professional                                                            44,865
Registration                                                            42,099
Trustees                                                                34,181
Miscellaneous                                                          110,917
                                                                --------------
      Total expenses                                                11,432,287
Custodian fees paid indirectly                                          (4,907)
                                                                --------------
      Net expenses                                                  11,427,380
                                                                --------------
NET INVESTMENT INCOME                                               21,871,032
                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                    25,061,735
Net realized loss on foreign currency transactions                    (282,223)
Net change in unrealized appreciation (depreciation) on
   investments                                                     (12,067,403)
Net change in unrealized appreciation (depreciation) on
   foreign currency transactions and translation                       (98,889)
                                                                --------------
NET GAIN ON INVESTMENTS                                             12,613,220
                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   34,484,252
                                                                ==============

18                      See Notes to Financial Statements

Phoenix Balanced Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended           Year Ended
                                                                                   October 31, 2005     October 31, 2004
                                                                                   ----------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                                                    $     21,871,032     $     19,568,964
   Net realized gain (loss)                                                              24,779,512           89,530,829
   Net change in unrealized appreciation (depreciation)                                 (12,166,292)         (41,183,811)
                                                                                   ----------------     ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           34,484,252           67,915,982
                                                                                   ----------------     ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       (20,144,812)         (20,579,474)
   Net investment income, Class B                                                          (255,907)            (253,418)
   Net investment income, Class C                                                          (527,723)                  --
   Net realized long-term gains, Class A                                                (35,738,276)                  --
   Net realized long-term gains, Class B                                                   (660,946)                  --
   Net realized long-term gains, Class C                                                         --                   --
                                                                                   ----------------     ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            (57,327,664)         (20,832,892)
                                                                                   ----------------     ----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,623,250 and 2,078,345 shares, respectively)          24,205,911           30,942,691
   Net asset value of shares issued in conjunction with Plan of Reorganization
      (14,653,836 and 0 shares, respectively) (See Note 10)                             212,480,812                   --
   Net asset value of shares issued from reinvestment of distributions
      (3,468,999 and 1,273,649 shares, respectively)                                     51,652,995           18,864,454
   Cost of shares repurchased (12,821,283 and 11,351,607 shares, respectively)         (191,087,783)        (168,955,356)
                                                                                   ----------------     ----------------
Total                                                                                    97,251,935         (119,148,211)
                                                                                   ----------------     ----------------
CLASS B
   Proceeds from sales of shares (138,483 and 186,347 shares, respectively)               2,047,404            2,757,827
   Net asset value of shares issued in conjunction with Plan of Reorganization
      (603,106 and 0 shares, respectively) (See Note 10)                                  8,720,927                   --
   Net asset value of shares issued from reinvestment of distributions
      (57,446 and 16,048 shares, respectively)                                              853,905              237,044
   Cost of shares repurchased (548,056 and 574,889 shares, respectively)                 (8,112,683)          (8,534,184)
                                                                                   ----------------     ----------------
Total                                                                                     3,509,553           (5,539,313)
                                                                                   ----------------     ----------------
CLASS C
   Proceeds from sales of shares (23,799 and 0 shares, respectively)                        348,321                   --
   Net asset value of shares issued in conjunction with Plan of Reorganization
      (6,217,229 and 0 shares, respectively) (See Note 10)                               89,901,271                   --
   Net asset value of shares issued from reinvestment of distributions
      (28,299 and 0 shares, respectively)                                                   418,151                   --
   Cost of shares repurchased (673,270 and 0 shares, respectively)                       (9,912,197)                  --
                                                                                   ----------------     ----------------
Total                                                                                    80,755,546                   --
                                                                                   ----------------     ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            181,517,034         (124,687,524)
                                                                                   ----------------     ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                158,673,622          (77,604,434)

NET ASSETS
   Beginning of period                                                                  943,197,174        1,020,801,608
                                                                                   ----------------     ----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $2,211,914 AND $1,854,772, RESPECTIVELY]                                     $  1,101,870,796     $    943,197,174
                                                                                   ================     ================

                        See Notes to Financial Statements                     19

Phoenix Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                             -----------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------------
                                                2005           2004       2003(4)      2002(3)        2001
Net asset value, beginning of period         $     14.98    $   14.31    $   12.82    $   14.27    $     17.63
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.32(2)      0.29(2)      0.28(2)      0.34(2)        0.41
   Net realized and unrealized gain (loss)          0.18         0.69         1.49        (1.43)         (1.20)
                                             -----------    ---------    ---------    ---------    -----------
      TOTAL FROM INVESTMENT OPERATIONS              0.50         0.98         1.77        (1.09)         (0.79)
                                             -----------    ---------    ---------    ---------    -----------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.32)       (0.31)       (0.28)       (0.36)         (0.48)
   Distributions from net realized gains           (0.61)          --           --           --          (2.09)
                                             -----------    ---------    ---------    ---------    -----------
      TOTAL DISTRIBUTIONS                          (0.93)       (0.31)       (0.28)       (0.36)         (2.57)
                                             -----------    ---------    ---------    ---------    -----------
Change in net asset value                          (0.43)        0.67         1.49        (1.45)         (3.36)
                                             -----------    ---------    ---------    ---------    -----------
NET ASSET VALUE, END OF PERIOD               $     14.55    $   14.98    $   14.31    $   12.82    $     14.27
                                             ===========    =========    =========    =========    ===========
Total return(1)                                     3.21%        6.91%       13.98%       (7.77)%        (4.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 1,000,790    $ 926,383    $ 999,427    $ 981,389    $ 1,207,395
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.05%        1.06%        1.07%        1.02%          1.00%
   Net investment income                            2.16%        1.98%        2.10%        2.46%          2.58%
Portfolio turnover                                    58%          68%          92%          52%            45%

                                                                          CLASS B
                                             -----------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------------
                                                 2005          2004       2003(4)      2002(3)        2001
Net asset value, beginning of period         $     14.93    $   14.26    $   12.78    $   14.23    $     17.52
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.21(2)      0.18(2)      0.18(2)      0.24(2)        0.30
   Net realized and unrealized gain (loss)          0.18         0.69         1.48        (1.43)         (1.18)
                                             -----------    ---------    ---------    ---------    -----------
      TOTAL FROM INVESTMENT OPERATIONS              0.39         0.87         1.66        (1.19)         (0.88)
                                             -----------    ---------    ---------    ---------    -----------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.21)       (0.20)       (0.18)       (0.26)         (0.32)
   Distributions from net realized gains           (0.61)          --           --           --          (2.09)
                                             -----------    ---------    ---------    ---------    -----------
      TOTAL DISTRIBUTIONS                          (0.82)       (0.20)       (0.18)       (0.26)         (2.41)
                                             -----------    ---------    ---------    ---------    -----------
Change in net asset value                          (0.43)        0.67         1.48        (1.45)         (3.29)
                                             -----------    ---------    ---------    ---------    -----------
NET ASSET VALUE, END OF PERIOD               $     14.50    $   14.93    $   14.26    $   12.78    $     14.23
                                             ===========    =========    =========    =========    ===========
Total return(1)                                     2.47%        6.12%       13.09%       (8.49)%        (5.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $    19,970    $  16,814    $  21,374    $  25,768    $    32,457
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.80%        1.80%        1.82%        1.77%          1.75%
   Net investment income                            1.39%        1.23%        1.37%        1.71%          1.83%
Portfolio turnover                                    58%          68%          92%          52%            45%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 2.45% to 2.46% and from 1.70% to 1.71% for Class A and Class B, respectively. There was no effect to net investment income
      (loss) per share or to net realized and unrealized gain (loss) per share for Class A and B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. There was no impact on either the per share net investment income or the net realized and unrealized gain (loss) or the investment income ratios for the year ended October 31, 2003.

20                      See Notes to Financial Statements

Phoenix Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                 CLASS C
                                             -----------------
                                              FROM INCEPTION
                                             APRIL 19, 2005 TO
                                             OCTOBER 31, 2005

Net asset value, beginning of period             $  14.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                   0.10
   Net realized and unrealized gain (loss)           0.01
                                                 --------
      TOTAL FROM INVESTMENT OPERATIONS               0.11
                                                 --------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.09)
   Distributions from net realized gains               --
                                                 --------
      TOTAL DISTRIBUTIONS                           (0.09)
                                                 --------
Change in net asset value                            0.02
                                                 --------
NET ASSET VALUE, END OF PERIOD                   $  14.49
                                                 ========
Total return(1)                                      0.75%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $ 81,111
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.80%(3)
   Net investment income                             1.22%(3)
Portfolio turnover                                     58%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.

                       See Notes to Financial Statements                      21

PHOENIX CAPITAL GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2005?

A: For the fiscal year ended October 31, 2005, the Fund's Class A shares returned 4.79% and Class B shares returned 4.03%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 8.71%, and the S&P 500/Barra Growth Index, which is the Fund's style-specific index appropriate for comparison, returned 7.25%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: The real surprise of the past 12 months has been the strength and resilience of the U.S. economy and the consumer. Despite steep increases in oil and gas prices, higher interest rates and continued troubles in Iraq, real GDP has stayed in the very healthy 3% to 4% range. Also, consumer spending and sentiment have remained strong. Corporate profits have been stellar, rising 15% in 2003, 21% in 2004 and about 13.5% in the first half of 2005, with estimates for the current quarter up about 12% to 16%. Corporate balance sheets are also showing historically high cash levels. Finally, inflation remains low, yet the federal funds rate continues to rise. Against this backdrop, the S&P 500 Index had a return of about 9%. Growth stock indices posted similar returns, while value stock indices posted returns about 2.5 percentage points higher.

      Earlier this year, we expected oil prices to be much lower by now, based on building crude inventories. Before Hurricanes Katrina and Rita, crude inventories were at five-year highs, production was outstripping demand and inventories were expected to reach ten-year highs by the end of the year. Had a slowdown actually occurred, supplies would be even higher. Based on the historically high correlation between crude inventories and prices, we would expect oil to be priced under $50 today, not at about $60.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A: The Phoenix Capital Growth Fund trailed the S&P 500/Barra Growth Index during the past twelve months. The principal reason for the deficit was our underweight position in the energy sector. Specifically, during the past year the Index had an approximate weighting of 8% and a return of over 26%. We have maintained a zero weighting in energy as we believe the recent run-up in oil prices is not sustainable. Not being in the energy sector adversely impacted our performance by 155 basis points. Higher energy costs also had an indirect impact on performance as both UPS and FedEx underperformed during the period.

      Elsewhere, excellent stock selection more than offset weighting differences in healthcare and technology. In healthcare, our two largest biotech holdings, Amgen and Genetech, produced big gains, offsetting the loss we took in Kinetic Concepts. During the year, we were approximately 200 basis points underweight the S&P 500/Barra Growth benchmark. An overweight position in technology hurt us from a sector perspective, but outperformance by Apple Computer and Texas Instruments led to overall positive performance from this sector.

                                                                   NOVEMBER 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Capital Growth Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 10/31/05
--------------------------------------------------------------------------------

                                                            1 YEAR      5 YEARS       10 YEARS
                                                            ------     ---------     ---------
Class A Shares at NAV(2)                                     4.79%      (11.37)%        2.48%
Class A Shares at POP(3)                                    (1.24)      (12.41)         1.87

Class B Shares at NAV(2)                                     4.03       (12.03)         1.72
Class B Shares with CDSC(4)                                  0.03       (12.03)         1.72

S&P 500(R) Index                                             8.71        (1.74)         9.38

S&P 500/Barra Growth Index                                   7.25        (5.26)         8.44

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/95 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. Performance assumes dividends and capital gains are reinvested.
                               [GRAPHIC OMITTED]

                  Phoenix                   Phoenix         S&P 500(R)        S&P
            Capital Growth Fund       Capital Growth Fund     Index        500/Barra
                  Class A                   Class B                      Growth Index

 10/31/1995              $9,425                   $10,000    $10,000          $10,000
 10/31/1996             $10,965                   $11,548    $12,420          $12,372
 10/31/1997             $13,685                   $14,308    $16,435          $16,617
 10/30/1998             $15,363                   $15,941    $20,053          $21,942
 10/29/1999             $19,935                   $20,532    $25,224          $28,868
 10/31/2000             $22,014                   $22,505    $26,751          $29,466
 10/31/2001             $11,126                   $11,294    $20,086          $20,167
 10/31/2002              $9,614                    $9,674    $17,052          $17,136
 10/31/2003             $11,239                   $11,225    $20,604          $20,069
 10/29/2004             $11,490                   $11,398    $22,543          $20,972
 10/31/2005             $12,040                   $11,857    $24,508          $22,492

For information regarding the indexes, see the glossary on page 3.

Phoenix Capital Growth Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Capital Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                             Beginning          Ending        Expenses Paid
 Capital Growth Fund       Account Value    Account Value        During
      Class A             April 30, 2005   October 31, 2005      Period*
-----------------------   --------------   ----------------   -------------
Actual                      $ 1,000.00        $ 1,062.80         $  6.96

Hypothetical (5% return
   before expenses)           1,000.00          1,018.37            6.83

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.34%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 4.79%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,047.90.

                             Beginning          Ending        Expenses Paid
 Capital Growth Fund       Account Value     Account Value       During
       Class B            April 30, 2005   October 31, 2005      Period*
-----------------------   --------------   ----------------   -------------
Actual                      $ 1,000.00        $ 1,058.80         $ 10.85

Hypothetical (5% return
   before expenses)           1,000.00          1,014.53           10.67

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.09%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 4.03%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,040.30.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Capital Growth Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT OCTOBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(f)
--------------------------------------------------------------------------------
 1. General Electric Co.                                                    5.2%
 2. Medtronic, Inc.                                                         4.7%
 3. Lowe's Cos., Inc.                                                       4.6%
 4. Intel Corp.                                                             4.2%
 5. Amgen, Inc.                                                             4.1%
 6. Medco Health Solutions, Inc.                                            3.8%
 7. Target Corp.                                                            3.3%
 8. Genentech, Inc.                                                         3.2%
 9. Apple Computer, Inc.                                                    3.2%
10. Procter & Gamble Co. (The)                                              3.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Information Technology              25%
Consumer Discretionary              17
Health Care                         16
Industrials                         11
Financials                           7
Consumer Staples                     6
Other                               18

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                      SHARES        VALUE
                                                   -----------  -------------
DOMESTIC COMMON STOCKS--91.2%

AIR FREIGHT & LOGISTICS--4.3%
FedEx Corp.(d) ..................................      140,000  $  12,870,200
United Parcel Service, Inc. Class B(d) ..........      175,000     12,764,500
                                                                -------------
                                                                   25,634,700
                                                                -------------

BIOTECHNOLOGY--8.4%
Amgen, Inc.(b)(d) ...............................      320,000     24,243,200
Genentech, Inc.(b)(d) ...........................      210,000     19,026,000
Gilead Sciences, Inc.(b)(d) .....................      130,000      6,142,500
                                                                -------------
                                                                   49,411,700
                                                                -------------

COMMUNICATIONS EQUIPMENT--3.8%
Cisco Systems, Inc.(b)(d) .......................      970,000     16,926,500
QUALCOMM, Inc. ..................................      145,000      5,765,200
                                                                -------------
                                                                   22,691,700
                                                                -------------

                                                      SHARES        VALUE
                                                   -----------  -------------
COMPUTER HARDWARE--4.7%
Apple Computer, Inc.(b)(d) ......................      330,000  $  19,004,700
Dell, Inc.(b)(d) ................................      275,000      8,767,000
                                                                -------------
                                                                   27,771,700
                                                                -------------

CONSUMER FINANCE--2.7%
SLM Corp.(d) ....................................      285,000     15,826,050

DATA PROCESSING & OUTSOURCED SERVICES--3.0%
First Data Corp. ................................      435,000     17,595,750

DEPARTMENT STORES--1.1%
Kohl's Corp.(b) .................................      135,000      6,497,550

DRUG RETAIL--1.7%
Walgreen Co.(d) .................................      220,000      9,994,600

GENERAL MERCHANDISE STORES--3.3%
Target Corp.(d) .................................      355,000     19,769,950

26                      See Notes to Financial Statements

Phoenix Capital Growth Fund

                                                      SHARES        VALUE
                                                   -----------  -------------
HEALTH CARE EQUIPMENT(g)--4.7%
Medtronic, Inc.(d) ..............................      495,000  $  28,046,700

HEALTH CARE SERVICES--3.8%
Medco Health Solutions, Inc.(b)(d) ..............      400,000     22,600,000

HOME IMPROVEMENT RETAIL--4.6%
Lowe's Cos., Inc.(d) ............................      450,000     27,346,500

HOUSEHOLD PRODUCTS--3.1%
Procter & Gamble Co. (The) ......................      330,000     18,476,700

INDUSTRIAL CONGLOMERATES--5.2%
General Electric Co. ............................      905,000     30,688,550

INDUSTRIAL MACHINERY--2.1%
Illinois Tool Works, Inc. .......................      145,000     12,290,200

INTERNET RETAIL--2.0%
eBay, Inc.(b)(d) ................................      300,000     11,880,000

INTERNET SOFTWARE & SERVICES--2.8%
Yahoo!, Inc.(b)(d) ..............................      455,000     16,821,350

INVESTMENT BANKING & BROKERAGE--2.3%
Morgan Stanley(d) ...............................      250,000     13,602,500

MANAGED HEALTH CARE--1.5%
UnitedHealth Group, Inc. ........................      155,000      8,972,950

MOVIES & ENTERTAINMENT--4.8%
News Corp. Class B(d) ...........................    1,060,000     15,963,600
Walt Disney Co. (The)(d) ........................      515,000     12,550,550
                                                                -------------
                                                                   28,514,150
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.1%
Citigroup, Inc.(d) ..............................      395,000     18,083,100

RESTAURANTS--2.1%
Starbucks Corp.(b)(d) ...........................      440,000     12,443,200

SEMICONDUCTORS--6.2%
Intel Corp.(d) ..................................    1,055,000     24,792,500
Maxim Integrated Products, Inc. .................      340,000     11,791,200
                                                                -------------
                                                                   36,583,700
                                                                -------------

                                                      SHARES        VALUE
                                                   -----------  -------------
SOFT DRINKS--2.8%
PepsiCo, Inc. ...................................      275,000  $  16,247,000

SPECIALTY STORES--2.1%
Staples, Inc.(d) ................................      542,500     12,331,025

SYSTEMS SOFTWARE--3.8%
Adobe Systems, Inc.(d) ..........................      230,000      7,417,500
Microsoft Corp. .................................      590,000     15,163,000
                                                                -------------
                                                                   22,580,500
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--1.2%
Fastenal Co.(d) .................................      100,000      7,013,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $459,507,724)                                    539,714,825
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.4%

APPLICATION SOFTWARE--3.0%
SAP AG Sponsored ADR (Germany)(d) ...............      410,000     17,605,400

PHARMACEUTICALS--1.4%
Teva Pharmaceutical Industries Ltd. Sponsored
ADR (United States)(d) ..........................      215,000      8,195,800

SEMICONDUCTORS--3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Taiwan)(d) .......................    2,226,494     17,990,072
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $40,753,557)                                      43,791,272
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $500,261,281)                                    583,506,097
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--21.6%

MONEY MARKET MUTUAL FUNDS--18.9%
State Street Navigator Prime Portfolio
(3.79% seven day effective yield)(e) ............  111,827,806    111,827,806

                        See Notes to Financial Statements                     27

Phoenix Capital Growth Fund

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   -----------  -------------
COMMERCIAL PAPER(g)--2.7%
UBS Finance Delaware LLC 4%, 11/1/05 ............  $     9,155  $   9,155,000
Govco, Inc. 3.80%, 11/14/05 .....................        1,100      1,098,490
Gemini Securitization LLC 3.92%, 12/12/05 .......        2,000      1,990,971
George Street Finance LLC 3.80%, 12/12/05 .......        1,677      1,669,429
Private Export Funding Corp. 3.92%, 1/5/06 ......        2,350      2,332,722
                                                                -------------
                                                                   16,246,612
                                                                -------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $128,075,477)                                    128,074,418
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--120.2%
(IDENTIFIED COST $628,336,758)                                    711,580,515(a)

Other assets and liabilities, net--(20.2)%                       (119,603,979)
                                                                -------------
NET ASSETS--100.0%                                              $ 591,976,536
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $93,236,008 and gross depreciation of $10,631,862 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $628,976,369.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f)   Table excludes short-term investments.
(g)   The rate shown is the discount rate.

28                      See Notes to Financial Statements

Phoenix Capital Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
Investment securities at value,
   including $109,268,862 of securities on loan
   (Identified cost $628,336,758)                                 $ 711,580,515
Cash                                                                      3,657
Receivables
   Investment securities sold                                        17,378,117
   Dividends                                                             92,400
   Fund shares sold                                                      66,050
Trustee retainer                                                          2,624
Prepaid expenses                                                         39,848
                                                                  -------------
      Total assets                                                  729,163,211
                                                                  -------------

LIABILITIES
Payables
   Investment securities purchased                                   23,161,547
   Fund shares repurchased                                            1,193,980
   Collateral on securities loaned                                  111,827,806
   Transfer agent fee                                                   360,304
   Investment advisory fee                                              350,479
   Distribution and service fees                                        132,788
   Financial agent fee                                                   31,023
Accrued expenses                                                        128,748
                                                                  -------------
      Total liabilities                                             137,186,675
                                                                  -------------
NET ASSETS                                                        $ 591,976,536
                                                                  =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 899,589,197
Undistributed net investment income                                   3,099,696
Accumulated net realized loss                                      (393,956,114)
Net unrealized appreciation                                          83,243,757
                                                                  -------------
NET ASSETS                                                        $ 591,976,536
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $580,058,154)                 38,949,851
Net asset value per share                                         $       14.89
Offering price per share $14.89/(1-5.75%)                         $       15.80

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,918,382)                     870,807
Net asset value and offering price per share                      $       13.69

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Dividends                                                         $  12,627,817
Interest                                                                524,375
Security lending                                                         10,468
Foreign taxes withheld                                                 (177,638)
                                                                  -------------
      Total investment income                                        12,985,022
                                                                  -------------

EXPENSES
Investment advisory fee                                               5,045,799
Service fees, Class A                                                 1,766,693
Distribution and service fees, Class B                                  141,513
Financial agent fee                                                     437,948
Transfer agent                                                        1,962,775
Printing                                                                291,890
Custodian                                                                50,490
Registration                                                             38,041
Professional                                                             37,188
Trustees                                                                 34,696
Miscellaneous                                                            78,293
                                                                  -------------
      Total expenses                                                  9,885,326
                                                                  -------------
NET INVESTMENT INCOME                                                 3,099,696
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     55,163,732
Net change in unrealized appreciation (depreciation) on
   investments                                                      (24,820,624)
                                                                  -------------
NET GAIN ON INVESTMENTS                                              30,343,108
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  33,442,804
                                                                  =============

                        See Notes to Financial Statements                     29

Phoenix Capital Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended         Year Ended
                                                                                  October 31, 2005   October 31, 2004
                                                                                  ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                   $      3,099,696   $     (3,751,149)
   Net realized gain (loss)                                                             55,163,732         60,103,575
   Net change in unrealized appreciation (depreciation)                                (24,820,624)       (37,414,717)
                                                                                  ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          33,442,804         18,937,709
                                                                                  ----------------   ----------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (2,223,821 and 7,504,285 shares, respectively)         32,640,231        109,912,832
   Cost of shares repurchased (22,693,232 and 12,626,870 shares, respectively)        (329,946,540)      (180,715,370)
                                                                                  ----------------   ----------------
Total                                                                                 (297,306,309)       (70,802,538)
                                                                                  ----------------   ----------------
CLASS B
   Proceeds from sales of shares (115,481 and 141,051 shares, respectively)              1,565,853          1,886,969
   Cost of shares repurchased (484,314 and 731,928 shares, respectively)                (6,562,394)        (9,787,991)
                                                                                  ----------------   ----------------
Total                                                                                   (4,996,541)        (7,901,022)
                                                                                  ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (302,302,850)       (78,703,560)
                                                                                  ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (268,860,046)       (59,765,851)

NET ASSETS
   Beginning of period                                                                 860,836,582        920,602,433
                                                                                  ----------------   ----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      $3,099,696 AND $0, RESPECTIVELY]                                            $    591,976,536   $    860,836,582
                                                                                  ================   ================

30                      See Notes to Financial Statements

Phoenix Capital Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS A
                                             -----------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------
                                                2005        2004        2003      2002(3)        2001
Net asset value, beginning of period         $   14.21   $   13.90   $   11.89   $   13.76   $     29.14
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                0.07       (0.06)      (0.06)      (0.07)        (0.08)
   Net realized and unrealized gain (loss)        0.61        0.37        2.07       (1.80)       (13.76)
                                             ---------   ---------   ---------   ---------   -----------
     TOTAL FROM INVESTMENT OPERATIONS             0.68        0.31        2.01       (1.87)       (13.84)
                                             ---------   ---------   ---------   ---------   -----------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --          --          --          --         (1.54)
                                             ---------   ---------   ---------   ---------   -----------
     TOTAL DISTRIBUTIONS                            --          --          --          --         (1.54)
                                             ---------   ---------   ---------   ---------   -----------
Change in net asset value                         0.68        0.31        2.01       (1.87)       (15.38)
                                             ---------   ---------   ---------   ---------   -----------
NET ASSET VALUE, END OF PERIOD               $   14.89   $   14.21   $   13.90   $   11.89   $     13.76
                                             =========   =========   =========   =========   ===========
Total return(1)                                   4.79%       2.23%      16.90%     (13.59)%      (49.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 580,058   $ 844,523   $ 896,872   $ 835,713   $ 1,198,984

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.36%       1.34%       1.36%       1.29%         1.17%
   Net investment income (loss)                   0.45%      (0.39)%     (0.49)%     (0.51)%       (0.42)%
Portfolio turnover                                  67%         57%         39%        109%           63%

                                                                       CLASS B
                                             -----------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------
                                                2005        2004        2003      2002(3)        2001
Net asset value, beginning of period         $   13.16   $   12.96   $   11.17   $   13.04   $     27.90
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               (0.05)      (0.15)      (0.14)      (0.16)        (0.22)
   Net realized and unrealized gain
     (loss)                                       0.58        0.35        1.93       (1.71)       (13.10)
                                             ---------   ---------   ---------   ---------   -----------
     TOTAL FROM INVESTMENT OPERATIONS             0.53        0.20        1.79       (1.87)       (13.32)
                                             ---------   ---------   ---------   ---------   -----------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --          --          --          --         (1.54)
                                             ---------   ---------   ---------   ---------   -----------
     TOTAL DISTRIBUTIONS                            --          --          --          --         (1.54)
                                             ---------   ---------   ---------   ---------   -----------
Change in net asset value                         0.53        0.20        1.79       (1.87)       (14.86)
                                             ---------   ---------   ---------   ---------   -----------
NET ASSET VALUE, END OF PERIOD               $   13.69   $   13.16   $   12.96   $   11.17   $     13.04
                                             =========   =========   =========   =========   ===========
Total return(1)                                   4.03%       1.54%      16.03%     (14.34)%      (49.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $  11,918   $  16,314   $  23,730   $  26,844   $    41,849

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             2.11%       2.09%       2.11%       2.05%         1.92%
   Net investment income (loss)                  (0.34)%     (1.13)%     (1.24)%     (1.26)%       (1.16)%
Portfolio turnover                                  67%         57%         39%        109%           63%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income (loss) to average net assets from (0.50)% to (0.51)% for Class A and from (1.25)% to (1.26)% for Class B. There was no effect on net investment income
      (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements                     31

PHOENIX CORE BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, CHRISTOPHER J. KELLEHER, CFA, AND CYNTHIA A. BEAULIEU

THE FOLLOWING COMMENTARY WAS PREPARED BY PHOENIX INVESTMENT COUNSEL, WHICH BEGAN MANAGING THE PHOENIX CORE BOND FUND, FORMERLY PHOENIX-DUFF & PHELPS CORE BOND FUND, ON JANUARY 1, 2005. PERFORMANCE BEFORE JANUARY 1, 2005 WAS ATTRIBUTABLE TO THE PRIOR MANAGER AND IS NOT ADDRESSED HERE.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2005?

A: For the fiscal year ended October 31, 2005, the Fund's Class A shares returned 0.34%, Class B shares returned (0.29)% and Class C shares returned (0.40)%. For the same period, the Lehman Brothers Aggregate Bond Index, which is both the broad-based and style-specific fixed income index appropriate for comparison, returned 1.13%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE BOND MARKETS PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31,
2005?

A: The broad U.S. bond market, represented by the Lehman Brothers Aggregate Bond Index, returned 1.13% for the fiscal year ended October 31, 2005. Short-term interest rates rose significantly over the course of the year as the Federal Reserve continued its campaign to remove its accommodative policy at a measured pace. The federal funds rate increased a total of 2.0% over the reporting period, to 3.75% as of October 31, 2005. Longer-term rates, however, did not rise proportionally and 30-year Treasury bond rates declined slightly, amidst a backdrop of mixed economic indicators and the expectation that the increase in oil prices will slow the economy. As a result, the yield curve flattened substantially.

      Fixed income returns across all investment grade bond sectors were modest in this environment. Foreign, high quality sovereign debt, or Yankee bonds, generated the strongest returns, while investment grade corporate bonds produced weak returns, impacted by leveraged buyout activity and the overall weakness of the auto industry. Below investment grade issues, both corporate high yield and emerging markets bonds, outperformed all investment grade sectors, as we saw the continuation of strong and improving credit fundamentals in both sectors.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A: New management took over the Phoenix Core Bond Fund on January 1, 2005. From that date through October 31, 2005, the Fund slightly underperformed the market, returning 0.48% versus 1.02% for the Fund's benchmark, the Lehman Brothers Aggregate Bond Index.

      Our allocation to taxable municipal bonds as an alternative to very high quality corporate bonds benefited the portfolio. Taxable municipals outperformed investment grade corporate debt, as they were not subject to the event risk present in the corporate sector. We were underweighted in agency mortgages for the period and utilized non-agency residential mortgages as a substitute. This also contributed to performance, as our allocation to this sector outperformed agency mortgages.

      We had only nominal exposure to agency debentures over the course of the year. This substantial underweighting hurt performance, as the sector generated relatively strong returns. We were also underweighted in Yankee bonds, the best performing sector in the benchmark. The negative impact on the portfolio, however, was offset by strong security selection within the sector.

                                                                   NOVEMBER 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Core Bond Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 10/31/05
--------------------------------------------------------------------------------

                                                                         INCEPTION    INCEPTION
                                        1 YEAR    5 YEARS   10 YEARS    TO 10/31/05     DATE
                                        ------    -------   --------    -----------   ---------
Class A Shares at NAV(2)                 0.34%     4.43%      4.49%          --              --
Class A Shares at POP(3)                (4.42)     3.42       3.98           --              --

Class B Shares at NAV(2)                (0.29)     3.66       3.72           --              --
Class B Shares with CDSC(4)             (4.11)     3.66       3.72           --              --

Class C Shares at NAV(2)                (0.40)     3.63         --         3.80%       10/11/99
Class C Shares with CDSC(4)             (0.40)     3.63         --         3.80        10/11/99

Lehman Brothers Aggregate Bond Index     1.13      6.31       6.32         6.55        10/11/99

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/95 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.

                               [GRAPHIC OMITTED]

                         Phoenix                   Phoenix               Lehman Brothers
                     Core Bond Fund            Core Bond Fund               Aggregate
                         Class A                   Class B                 Bond Index
10/31/1995                   $9,525                   $10,000                   $10,000
10/31/1996                   $9,911                   $10,339                   $10,585
10/31/1997                  $10,689                   $11,057                   $11,526
10/30/1998                  $11,562                   $11,884                   $12,602
10/29/1999                  $11,334                   $11,555                   $12,669
10/31/2000                  $11,898                   $12,041                   $13,594
10/31/2001                  $13,488                   $13,555                   $15,573
10/31/2002                  $13,631                   $13,597                   $16,489
10/31/2003                  $14,171                   $14,015                   $17,299
10/29/2004                  $14,731                   $14,450                   $18,256
10/31/2005                  $14,781                   $14,409                   $18,463

For information regarding the index, see the glossary on page 3.

Phoenix Core Bond Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Core Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                             Beginning           Ending          Expenses Paid
    Core Bond Fund          Account Value     Account Value          During
        Class A            April 30, 2005   October 31, 2005         Period*
-----------------------    --------------   ----------------    ----------------
Actual                       $ 1,000.00        $   999.10            $ 6.29

Hypothetical (5% return
   before expenses)            1,000.00          1,018.83              6.37

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 0.34%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,003.40.

                             Beginning           Ending          Expenses Paid
    Core Bond Fund          Account Value     Account Value          During
        Class B            April 30, 2005   October 31, 2005         Period*
-----------------------    --------------   ----------------    ----------------
Actual                       $ 1,000.00        $   995.30           $ 10.05

Hypothetical (5% return
   before expenses)            1,000.00          1,015.00             10.20

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (0.29)%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $997.10.

                             Beginning           Ending          Expenses Paid
    Core Bond Fund          Account Value     Account Value          During
        Class C            April 30, 2005   October 31, 2005         Period*
-----------------------    --------------   ----------------    ----------------
Actual                       $ 1,000.00        $   994.10           $ 10.05

Hypothetical (5% return
   before expenses)            1,000.00          1,015.00             10.20

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (0.40)%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $996.00.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Core Bond Fund

--------------------------------------------------------------------------------
   TEN LARGEST HOLDINGS AT OCTOBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(f)
--------------------------------------------------------------------------------
 1. GNMA 5%, 7/15/33                                                        3.7%
 2. FNMA 5.50%, 7/1/33                                                      3.4%
 3. U.S. Treasury Note 4.125%, 8/15/10                                      2.5%
 4. Comed Transitional Funding Trust 98-1, A7 5.74%, 12/25/10               2.5%
 5. Americredit Automobile Receivables Trust 05-AX, A4 3.93%, 10/6/11       2.4%
 6. FNMA 5.50%, 4/1/33                                                      2.4%
 7. Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23                          2.1%
 8. Citicorp Capital I 7.933%, 2/15/27                                      2.0%
 9. FNMA 5.50%, 7/1/33                                                      1.8%
10. FNMA 5.50%, 5/1/34                                                      1.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                   10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Agency Mortgage-Backed Securities      28%
Non-Agency Mortgage-Backed Securites   22
Domestic Corporate Bonds               17
Municipal Bonds                        16
Asset-Backed Securities                 6
U.S. Government Securities              5
Foreign Corporate Bonds                 2
Other                                   4

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
U.S. GOVERNMENT SECURITIES--4.6%

U.S. TREASURY BONDS--0.4%
U.S. Treasury Bond 5.375%, 2/15/31 ..............  $     285    $     310,828

U.S. TREASURY NOTES--4.2%
U.S. Treasury Note 3.625%, 1/15/10 ..............        140          135,505
U.S. Treasury Note 4.125%, 8/15/10 ..............      2,100        2,068,172
U.S. Treasury Note 4.125%, 5/15/15 ..............      1,285        1,240,025
                                                                -------------
                                                                    3,443,702
                                                                -------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,825,547)                                        3,754,530
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--28.0%
FHLMC 6%, 10/1/34 ...............................      1,210        1,221,997
FNMA 6%, 10/1/14 ................................        757          775,171
FNMA 6.50%, '16-'32 .............................      2,383        2,453,300
FNMA 6%, 7/1/17 .................................        920          941,484

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
FNMA 5.50%, '17-'34 .............................  $   8,818    $   8,728,434
FNMA 5%, 4/1/20 .................................        195          192,304
FNMA 5%, 4/1/20 .................................        549          541,824
FNMA 4.50%, 5/1/20 ..............................      1,134        1,097,090
FNMA 6%, 5/1/29 .................................        392          396,562
FNMA 7.50%, 3/1/31 ..............................        289          305,436
FNMA 7%, 7/1/31 .................................        280          292,729
FNMA 7%, 9/1/31 .................................        359          375,225
FNMA 5%, 9/1/33 .................................        456          440,413
FNMA 5%, 7/1/35 .................................        361          347,661
GNMA 8.50%, 3/15/06 .............................          2            2,136
GNMA 8.50%, 11/15/22 ............................          1              815
GNMA 6.50%, 9/15/28 .............................        252          261,801
GNMA 7.50%, 9/15/29 .............................        262          277,576
GNMA 5%, 7/15/33 ................................      3,048        2,977,638
GNMA 6%, 6/15/34 ................................      1,184        1,205,676
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $22,851,290)                                      22,835,272
-----------------------------------------------------------------------------

36                       See Notes to Financial Statements

Phoenix Core Bond Fund
                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
MUNICIPAL BONDS--16.2%

CALIFORNIA--4.0%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19 (MBIA
Insured) ........................................  $   1,000    $   1,098,330

Fresno County Pension Obligation Taxable
6.34%, 8/15/12 (FGIC Insured) ...................      1,000        1,079,170

University of California Series F 4.375%,
5/15/30 (FSA Insured) ...........................      1,200        1,130,220
                                                                -------------
                                                                    3,307,720
                                                                -------------

CONNECTICUT--1.0%
Hartford Taxable Series B 4.13%, 8/1/07
(FSA Insured) ...................................        365          361,952

Hartford Taxable Series B 5.01%, 8/1/15
(FSA Insured) ...................................        430          428,654
                                                                -------------
                                                                      790,606
                                                                -------------

GEORGIA--1.4%
Georgia State Series C 5.50%, 7/1/14 ............      1,000        1,117,370

MICHIGAN--1.2%
Detroit Water Supply System Series A
4.50%, 7/1/32 (FGIC Insured) ....................      1,000          956,540

NEW JERSEY--1.8%
New Jersey State Educational Facilities
Authority Princeton University Series B
4.25%, 7/1/35 ...................................        610          556,290

Orange Township Water and Sewer Taxable
Series B 4.55%, 6/1/18 (MBIA Insured) ...........      1,000          947,580
                                                                -------------
                                                                    1,503,870
                                                                -------------

OHIO--2.6%
Ohio State Building Authority Facilities
of Adult Corrections Series C 5%, 10/1/13
(MBIA Insured) ..................................      1,000        1,079,170

Ohio State Development Assistance Taxable
Series A 6%, 10/1/12 (MBIA Insured) .............      1,000        1,057,780
                                                                -------------
                                                                    2,136,950
                                                                -------------

OREGON--0.4%
Oregon School Boards Association 2004
Pension Obligation Taxable 5.023%, 6/30/16
(FSA Insured) ...................................        300          295,917

PENNSYLVANIA--1.3%
Philadelphia Authority for Industrial
Development Pension Funding Taxable Series
A 5.79%, 4/15/09 (MBIA Insured) .................      1,000        1,029,180

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
RHODE ISLAND--1.3%
Woonsocket Pension Funding Taxable
5.66%, 7/15/13 (FSA Insured) ....................  $   1,000    $   1,035,210

SOUTH CAROLINA--1.2%
South Carolina Transportation Infrastructure
Bank Series A (AMBAC Insured) 5%,
10/1/33 .........................................      1,000        1,028,910
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,504,736)                                      13,202,273
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.4%
Americredit Automobile Receivables Trust
05-AX, A4 3.93%, 10/6/11 ........................      2,000        1,953,393

Chase Funding Mortgage Loan Trust 02-2, 1M2
6.042%, 3/25/31 .................................        310          310,072

Comed Transitional Funding Trust 98-1, A7
5.74%, 12/25/10 .................................      2,000        2,041,514

Merrill Lynch Mortgage Investors, Inc. 05-NCA A
4.298%, 2/25/36(c) ..............................        501          500,740

Saxon Asset Securities Trust 05-3, A2C 4.318%,
11/25/35(c) .....................................        400          400,000
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,353,256)                                        5,205,719
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--17.6%

AIRLINES--3.0%
Continental Airlines, Inc. 01-1 6.703%,
12/15/22 ........................................        807          763,160

Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23 ..      1,686        1,692,484
                                                                -------------
                                                                    2,455,644
                                                                -------------

ALUMINUM--0.3%
Alcoa, Inc. Series B 6.50%, 6/15/18 .............        210          230,921

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Nuveen Investments, Inc. 5%, 9/15/10 ............        230          225,322

AUTOMOBILE MANUFACTURERS--0.3%
American Honda Finance Corp. 144A 4.25%,
3/11/08(b) ......................................        250          246,904

BROADCASTING & CABLE TV--0.3%
Clear Channel Communications, Inc. 5.50%,
9/15/14 .........................................         90           84,524
Comcast Corp. 5.30%, 1/15/14 ....................        195          189,569
                                                                -------------
                                                                      274,093
                                                                -------------

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 144A 5.625%,
6/1/15(b) .......................................        210          201,510

                      See Notes to Financial Statements                       37

Phoenix Core Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 144A
5.50%, 5/15/15(b) ...............................  $     195    $     188,818

CONSUMER FINANCE--2.6%
Capital One Financial Corp. 5.25%,
2/21/17 .........................................        195          185,291
Ford Motor Credit Co. 8.625%,
11/1/10 .........................................        180          176,517
General Electric Capital Corp. 6.75%,
3/15/32 .........................................        500          571,883
General Motors Acceptance Corp. 6.875%,
8/28/12 .........................................        180          173,626
Household Finance Corp. 8%,
7/15/10 .........................................        500          558,186
SLM Corp. 4.45%, 2/1/10(c) ......................        500          483,210
                                                                -------------
                                                                    2,148,713
                                                                -------------

DIVERSIFIED BANKS--2.6%
Bank of America Corp. 5.25%, 12/1/15 ............        325          322,665
Citicorp Capital I 7.933%, 2/15/27 ..............      1,500        1,607,823
Wachovia Corp. 4.875%, 2/15/14 ..................        200          194,476
                                                                -------------
                                                                    2,124,964
                                                                -------------

DIVERSIFIED CAPITAL MARKETS--0.6%
Deutsche Bank AG NY Series GS 2.54%,
3/22/12(c) ......................................        485          465,648

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.7%
ARAMARK Services, Inc. 5%, 6/1/12 ...............        190          183,006
International Lease Finance Corp. 4.75%,
1/13/12 .........................................        375          361,856
                                                                -------------
                                                                      544,862
                                                                -------------
ELECTRIC UTILITIES--0.2%
PPL Capital Funding Trust I Series A 4.33%,
3/1/09 ..........................................        190          184,505

FOOD RETAIL--0.3%
Kroger Co. (The) 8.05%, 2/1/10 ..................        220          239,219

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. 5.95%, 11/1/08 .................        243          248,710

GENERAL MERCHANDISE STORES--0.2%
Target Corp. 5.375%, 6/15/09 ....................        165          167,528

HEALTH CARE EQUIPMENT--0.2%
Thermo Electron Corp. 5%, 6/1/15 ................        180          173,230

HOTELS, RESORTS & CRUISE LINES--0.2%
Marriott International, Inc. 4.625%, 6/15/12 ....        185          177,024

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS--0.2%
Duke Capital LLC 5.668%, 8/15/14 ................        185          184,204

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
SBC Communications, Inc. 5.875%, 2/1/12 .........        130          133,023

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
INVESTMENT BANKING & BROKERAGE--1.0%
Goldman Sachs Group, Inc. (The) 5.125%,
1/15/15 .........................................  $     475    $     463,281
Merrill Lynch & Co., Inc. 6.50%, 7/15/18 ........        300          328,357
                                                                -------------
                                                                      791,638
                                                                -------------

LIFE & HEALTH INSURANCE--0.6%
Jackson National Life Global Funding 144A
4.45%, 2/10/10(b)(c) ............................        505          481,012

MULTI-UTILITIES & UNREGULATED POWER--0.1%
Dominion Resources, Inc. 5%, 3/15/13 ............         90           87,251

OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 4.875%,
7/1/15 ..........................................        270          259,217

OIL & GAS EXPLORATION & PRODUCTION--0.3%
XTO Energy, Inc. 5.30%, 6/30/15 .................        250          246,985

OIL & GAS STORAGE & TRANSPORTATION--0.2%
Buckeye Partners LP 5.125%, 7/1/17 ..............        200          189,306

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
JPMorgan Chase & Co. 5.125%, 9/15/14 ............        470          459,986

REITS--0.5%
Health Care REIT, Inc. 5.875%, 5/15/15 ..........        225          219,681
iStar Financial, Inc. 6.05%, 4/15/15 ............        200          199,398
                                                                -------------
                                                                      419,079
                                                                -------------

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 5.125%, 9/30/14 .................        200          195,824

TRADING COMPANIES & DISTRIBUTORS--0.3%
Hughes Supply, Inc. 5.50%, 10/15/14 .............        240          230,811

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cingular Wireless LLC 6.50%, 12/15/11 ...........        180          191,735
Sprint Capital Corp. 8.375%, 3/15/12 ............        175          201,914
                                                                -------------
                                                                      393,649
                                                                -------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $14,388,109)                                      14,369,600
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--22.5%
Citigroup-Deutsche Bank Commercial
Mortgage 05-CD1, AM 5.224%, 9/15/20 .............        650          649,594

Countrywide Alternative Loan Trust 05-43,
4A2 5.783%, 10/25/35(c) .........................        478          476,093

Countrywide Home Loan Mortgage
Pass-Through Trust 04-13, 1A1 5.50%,
8/25/34 .........................................        258          256,699

38                       See Notes to Financial Statements

Phoenix Core Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
Countrywide Home Loan Mortgage Pass-Through
Trust 05-HYB6, 2A2 5.33%, 10/20/35(c) ...........  $     206    $     204,470

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ..............................        450          437,358

First Horizon Alternative Mortgage Security
05-AA8, 3A2 5.808%, 10/25/35(c) .................        586          584,063

First Horizon Mortgage Pass-Through Trust 03-2,
1A12 5.75%, 4/25/33 .............................        445          444,506

First Union - Lehman Brothers Commercial Mortgage
97-C1, A3 7.38%, 4/18/29 ........................      1,152        1,175,445

First Union-Lehman Brothers - Bank of America
98-C2, A2 6.56%, 11/18/35 .......................      1,201        1,237,549

GE Capital Commercial Mortgage Corp. 04-C3, A4
5.189%, 7/10/39(c) ..............................      1,000          992,772

GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 4.876%,
5/25/35(c) ......................................        414          407,368

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) ...................      1,000        1,001,898

Greenwich Capital Commercial Funding Corp.
05-GG5, AJ 5.301%, 4/10/37(c) ...................        410          412,045

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) .........        222          221,778

Harborview Mortgage Loan Trust 05-9, B1
4.60%, 6/20/35(c) ...............................        464          463,989

Harborview Mortgage Loan Trust 05-9, B4
4.90%, 6/20/35(c) ...............................        345          344,992

Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(c) ...................      1,000          967,187

Merrill Lynch Mortgage Investors, Inc. 96-C2, A3
6.96%, 11/21/28 .................................        903          912,719

Merrill Lynch Mortgage Trust 04-KEY2, A4 4.864%,
8/12/39(c) ......................................      1,000          969,597

Morgan Stanley Capital I 98-WF1, A2 6.55%,
3/15/30 .........................................      1,064        1,092,310

RAAC Series 05-SP1, 1A1 5%, 9/25/34 .............        637          612,704

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.897%, 3/25/35(c) ...................        451          445,309

Structured Asset Securities Corp. 03-32, 1A1
5.31%, 11/25/33(c) ..............................        585          579,121

Structured Asset Securities Corp. 05-1, 6A1
6%, 2/25/35 .....................................      1,235        1,235,063

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
Structured Asset Securities Corp. 05-6, 4A1
5%, 5/25/35 .....................................  $     721    $     690,685

Washington Mutual, Inc. 05-AR3, A2
4.651%, 3/25/35(c) ..............................        783          770,875

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ...........................        420          411,795

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.537%, 4/25/35(c) ..................        360          354,795
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $18,499,207)                                      18,352,779
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.8%

MEXICO--0.4%
United Mexican States 6.625%, 3/3/15 ............        300          320,400

RUSSIA--0.4%
Russian Federation RegS 5%, 3/31/30(c)(e) .......        305          339,027
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $636,268)                                            659,427
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--1.8%

AUSTRALIA--0.2%
Westfield Capital Corp. 144A 5.125%,
11/15/14(b) .....................................        150          146,461

CANADA--0.2%
Molson Coors Canada, Inc. 144A 4.85%,
9/22/10(b) ......................................        140          137,488

CHILE--0.4%
Celulosa Arauco Constituci 5.625%, 4/20/15 ......        225          218,511
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ......................................        158          150,221
                                                                -------------
                                                                      368,732
                                                                -------------

GERMANY--0.2%
Deutsche Telekom International Finance BV
8.50%, 6/15/10 ..................................        120          133,912

ITALY--0.2%
Telecom Italia Capital S.p.A. 5.25%, 11/15/13 ...        200          195,529

MEXICO--0.6%
Pemex Project Funding Master Trust 144A
5.75%, 12/15/15(b) ..............................        500          485,500
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,503,410)                                        1,467,622
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $80,561,823)                                      79,847,222
-----------------------------------------------------------------------------

                      See Notes to Financial Statements                       39

Phoenix Core Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
SHORT-TERM INVESTMENTS--3.2%

COMMERCIAL PAPER(g)--3.2%
UBS Finance Delaware LLC 4%, 11/1/05 ............  $   2,555    $   2,555,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,555,000)                                        2,555,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $83,116,823)                                      82,402,222(a)

Other assets and liabilities, net--(1.1)%                            (859,507)
                                                                -------------
NET ASSETS--100.0%                                              $  81,542,715
                                                                =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $742,217 and gross depreciation of $1,975,410 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $83,635,415.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $2,697,050 or 3.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements. (e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(f)   Table excludes short-term investments.
(g)   The rate shown is the discount rate.

40                       See Notes to Financial Statements

Phoenix Core Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost $83,116,823)                                   $ 82,402,222
Receivables
   Interest                                                             654,550
   Fund shares sold                                                       1,307
Trustee retainer                                                          2,624
Prepaid expenses                                                         17,774
                                                                   ------------
      Total assets                                                   83,078,477
                                                                   ------------

LIABILITIES
Cash overdraft                                                              176
Payables
   Investment securities purchased                                    1,239,840
   Fund shares repurchased                                              146,739
   Transfer agent fee                                                    41,781
   Investment advisory fee                                               31,566
   Distribution and service fees                                         19,920
   Financial agent fee                                                    6,618
Accrued expenses                                                         49,122
                                                                   ------------
      Total liabilities                                               1,535,762
                                                                   ------------
NET ASSETS                                                         $ 81,542,715
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $106,802,623
Undistributed net investment income                                      94,306
Accumulated net realized loss                                       (24,639,613)
Net unrealized depreciation                                            (714,601)
                                                                   ------------
NET ASSETS                                                         $ 81,542,715
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $77,879,934)                   9,426,792
Net asset value per share                                          $       8.26
Offering price per share $8.26/(1-4.75%)                           $       8.67

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,389,544)                      291,100
Net asset value and offering price per share                       $       8.21

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,273,237)                      154,638
Net asset value and offering price per share                       $       8.23

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Interest                                                           $  4,474,595
Security lending                                                          1,794
                                                                   ------------
      Total investment income                                         4,476,389
                                                                   ------------
EXPENSES
Investment advisory fee                                                 404,545
Service fees, Class A                                                   214,145
Distribution and service fees, Class B                                   29,691
Distribution and service fees, Class C                                   12,717
Financial agent fee                                                      83,710
Transfer agent                                                          216,348
Professional                                                             38,688
Trustees                                                                 34,696
Registration                                                             34,175
Printing                                                                 26,913
Custodian                                                                24,874
Miscellaneous                                                            33,704
                                                                   ------------
      Total expenses                                                  1,154,206
Custodian fees paid indirectly                                             (463)
                                                                   ------------
      Net expenses                                                    1,153,743
                                                                   ------------
NET INVESTMENT INCOME                                                 3,322,646
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS

Net realized gain on investments                                      1,216,391
Net change in unrealized appreciation (depreciation) on
   investments                                                       (4,150,224)
                                                                   ------------
NET LOSS ON INVESTMENTS                                              (2,933,833)
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $    388,813
                                                                   ============

                      See Notes to Financial Statements                       41

Phoenix Core Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year Ended         Year Ended
                                                                      October 31, 2005   October 31, 2004
                                                                      ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                       $      3,322,646   $      4,395,841
   Net realized gain (loss)                                                  1,216,391         (1,244,159)
   Net change in unrealized appreciation (depreciation)                     (4,150,224)           798,956
                                                                      ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 388,813          3,950,638
                                                                      ----------------   ----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                           (4,259,354)        (4,996,770)
   Net investment income, Class B                                             (127,074)          (216,906)
   Net investment income, Class C                                              (53,588)           (62,999)
                                                                      ----------------   ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                (4,440,016)        (5,276,675)
                                                                      ----------------   ----------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (285,696 and 437,296 shares,
      respectively)                                                          2,422,297          3,799,926
   Net asset value of shares issued from reinvestment of
      distributions (326,500 and 369,882 shares, respectively)               2,761,917          3,211,481
   Cost of shares repurchased (1,857,803 and 2,021,715 shares,
      respectively)                                                        (15,724,345)       (17,595,925)
                                                                      ----------------   ----------------
Total                                                                      (10,540,131)       (10,584,518)
                                                                      ----------------   ----------------
CLASS B
   Proceeds from sales of shares (22,860 and 42,029 shares,
      respectively)                                                            193,447            366,235
   Net asset value of shares issued from reinvestment of
      distributions (11,557 and 17,637 shares, respectively)                    97,238            152,463
   Cost of shares repurchased (170,189 and 393,810 shares,
      respectively)                                                         (1,434,682)        (3,403,724)
                                                                      ----------------   ----------------
Total                                                                       (1,143,997)        (2,885,026)
                                                                      ----------------   ----------------
CLASS C
   Proceeds from sales of shares (12,012 and 30,771 shares,
      respectively)                                                            101,114            269,325
   Net asset value of shares issued from reinvestment of
      distributions (4,235 and 5,175 shares, respectively)                      35,722             44,842
   Cost of shares repurchased (12,146 and 44,054 shares,
      respectively)                                                           (103,163)          (379,200)
                                                                      ----------------   ----------------
Total                                                                           33,673            (65,033)
                                                                      ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS               (11,650,455)       (13,534,577)
                                                                      ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                   (15,701,658)       (14,860,614)

NET ASSETS
   Beginning of period                                                      97,244,373        112,104,987
                                                                      ----------------   ----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $94,306 AND $758,472, RESPECTIVELY]                             $     81,542,715   $     97,244,373
                                                                      ================   ================

42                       See Notes to Financial Statements

Phoenix Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                             -------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                             -------------------------------------------------------------
                                                2005         2004          2003       2002(3)      2001
Net asset value, beginning of period         $  8.65      $  8.76      $   8.93      $   9.43    $    8.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 0.32(2)      0.37(2)       0.39(2)       0.58         0.60
   Net realized and unrealized gain (loss)     (0.29)       (0.03)        (0.04)        (0.49)        0.55
                                             -------      -------      --------      --------    ---------
TOTAL FROM INVESTMENT OPERATIONS                0.03         0.34          0.35          0.09         1.15
                                             -------      -------      --------      --------    ---------
LESS DISTRIBUTIONS
   Dividends from net investment income        (0.42)       (0.45)        (0.52)        (0.59)       (0.58)
                                             -------      -------      --------      --------    ---------
      TOTAL DISTRIBUTIONS                      (0.42)       (0.45)        (0.52)        (0.59)       (0.58)
                                             -------      -------      --------      --------    ---------
Change in net asset value                      (0.39)       (0.11)        (0.17)        (0.50)        0.57
                                             -------      -------      --------      --------    ---------
NET ASSET VALUE, END OF PERIOD               $  8.26      $  8.65      $   8.76      $   8.93    $    9.43
                                             =======      =======      ========      ========    =========
Total return(1)                                 0.34%        3.95%         3.96%         1.07%       13.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $77,880      $92,278      $104,092      $115,184    $ 129,913
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                           1.25%        1.18%         1.16%         1.15%        1.15%
   Net investment income                        3.73%        4.29%         4.37%         5.40%        5.78%
Portfolio turnover                                65%          45%          101%           70%         143%

                                                                      CLASS B
                                             -------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                             -------------------------------------------------------------
                                                2005         2004          2003       2002(3)      2001
Net asset value, beginning of period         $  8.59      $  8.71      $   8.89      $   9.39    $    8.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 0.25(2)      0.31(2)       0.32(2)       0.51         0.53
   Net realized and unrealized gain (loss)     (0.27)       (0.05)        (0.05)        (0.49)        0.55
                                             -------      -------      --------      --------    ---------
TOTAL FROM INVESTMENT OPERATIONS               (0.02)        0.26          0.27          0.02         1.08
                                             -------      -------      --------      --------    ---------
LESS DISTRIBUTIONS
   Dividends from net investment income        (0.36)       (0.38)        (0.45)        (0.52)       (0.51)
                                             -------      -------      --------      --------    ---------
      TOTAL DISTRIBUTIONS                      (0.36)       (0.38)        (0.45)        (0.52)       (0.51)
                                             -------      -------      --------      --------    ---------
Change in net asset value                      (0.38)       (0.12)        (0.18)        (0.50)        0.57
                                             -------      -------      --------      --------    ---------
NET ASSET VALUE, END OF PERIOD               $  8.21      $  8.59      $   8.71      $   8.89    $    9.39
                                             =======      =======      ========      ========    =========
Total return(1)                                (0.29)%       3.10%         3.08%         0.31%       12.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 2,390      $ 3,668      $  6,628      $  9,471    $   9,867
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                           2.00 %       1.93%         1.91%         1.90%        1.90%
   Net investment income                        2.97 %       3.57%         3.62%         4.65%        5.02%
Portfolio turnover                                65 %         45%          101%           70%         143%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B; to decrease net investment income (loss) per share from $0.59 to $0.58 per share for Class A; and, to increase net realized and unrealized gain
      (loss) from $(0.50) to $(0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                      See Notes to Financial Statements                       43

Phoenix Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS C
                                             -------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                             -------------------------------------------------------------
                                                2005         2004          2003       2002(3)      2001
Net asset value, beginning of period         $  8.62      $  8.73      $   8.91      $   9.41    $    8.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 0.25(2)      0.31(2)       0.32(2)       0.51         0.55
   Net realized and unrealized gain (loss)     (0.28)       (0.04)        (0.05)        (0.49)        0.52
                                             -------      -------      --------      --------    ---------
      TOTAL FROM INVESTMENT OPERATIONS         (0.03)        0.27          0.27          0.02         1.07
                                             -------      -------      --------      --------    ---------
LESS DISTRIBUTIONS
   Dividends from net investment income        (0.36)       (0.38)        (0.45)        (0.52)       (0.50)
                                             -------      -------      --------      --------    ---------
      TOTAL DISTRIBUTIONS                      (0.36)       (0.38)        (0.45)        (0.52)       (0.50)
                                             -------      -------      --------      --------    ---------
Change in net asset value                      (0.39)       (0.11)        (0.18)        (0.50)        0.57
                                             -------      -------      --------      --------    ---------
NET ASSET VALUE, END OF PERIOD               $  8.23      $  8.62      $   8.73      $   8.91    $    9.41
                                             =======      =======      ========      ========    =========
Total return(1)                                (0.40)%       3.21%         3.06%         0.31%       12.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 1,273      $ 1,298      $  1,385      $  1,212    $     496

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                           2.00%        1.93%         1.91%         1.90%        1.90%
   Net investment income                        2.99%        3.57%         3.63%         4.66%        5.02%
Portfolio turnover                                65%          45%          101%           70%         143%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

44                       See Notes to Financial Statements

PHOENIX HIGH YIELD FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

THE FOLLOWING COMMENTARY WAS PREPARED BY PHOENIX INVESTMENT COUNSEL, MANAGER OF THE FUND DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005. EFFECTIVE NOVEMBER 1, 2005, SENECA CAPITAL MANAGEMENT ASSUMED MANAGEMENT OF THE FUND AND WILL PROVIDE FUTURE COMMENTARY.

Q: HOW DID THE FUND PERFORM FOR ITS FISCAL YEAR ENDED OCTOBER 31, 2005?

A: For the fiscal year ended October 31, 2005, the Phoenix High Yield Fund's Class A shares returned 2.37%, Class B shares returned 1.46% and Class C shares returned 1.66%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 1.13%, and the Merrill Lynch High Yield Master II Index, the Fund's style-specific index, returned 3.92%.

      Effective with the Fund's subadviser change on November 1, 2005, the Lehman Brothers High Yield Bond 2% Issuer Cap Index replaced the Merrill Lynch High Yield Master II Index as the Fund's style-specific index. For comparative purposes, the Lehman Brothers High Yield Bond 2% Issuer Cap Index returned 3.77% for the 12 months ended October 31, 2005. All performance figures assume reinvestment of distributions and include all expenses except for sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: Equity markets outperformed bond markets as the Federal Reserve steadily increased short-term interest rates. The S&P 500(R) Index returned 8.71% during the period compared to a 1.13% return for the Lehman Brothers Aggregate Bond Index. High yield bonds outperformed the general bond market with the Lehman Brothers High Yield Bond 2% Issuer Cap Index, registering 3.77% for the period.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A: Shorter duration and a bias to higher credit quality relative to the Fund's benchmark for the reporting period, the Merrill Lynch High Yield Master II Index, negatively impacted the Fund. In addition, the Fund was negatively impacted by its exposure to the automotive, paper and forest products, and building products sectors. Emerging market exposure helped overall performance relative to the benchmark.

                                                                   NOVEMBER 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix High Yield Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 10/31/05
--------------------------------------------------------------------------------

                                                                                   INCEPTION       INCEPTION
                                               1 YEAR     5 YEARS     10 YEARS     TO 10/31/05       DATE
                                               ------     -------     --------     -----------     ---------
Class A Shares at NAV(2)                        2.37%      2.75%        4.08%           --               --
Class A Shares at POP(3)                       (2.49)      1.76         3.57            --               --
Class B Shares at NAV(2)                        1.46       1.96         3.26            --               --
Class B Shares with CDSC(4)                    (2.35)      1.96         3.26            --               --
Class C Shares at NAV(2)                        1.66       1.99           --          0.01%         2/27/98
Class C Shares with CDSC(4)                     1.66       1.99           --          0.01          2/27/98
Lehman Brothers Aggregate Bond Index            1.13       6.31         6.32          5.96          2/27/98
Merrill Lynch High Yield Master II Index        3.92       7.75         6.70          4.95          2/27/98

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/95 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.

                               [GRAPHIC OMITTED]

                   Phoenix              Phoenix              Lehman Brothers            Merrill Lynch
               High Yield Fund      High Yield Fund        Aggregate Bond Index          High Yield
                   Class A              Class B                                        Master II Index

10/31/1995              $9,525              $10,000                    $10,000                 $10,000
10/31/1996             $11,044              $11,488                    $10,585                 $11,108
10/31/1997             $12,705              $13,117                    $11,526                 $12,699
10/30/1998             $11,565              $11,856                    $12,602                 $12,689
10/29/1999             $12,739              $12,968                    $12,669                 $13,401
10/31/2000             $12,402              $12,511                    $13,594                 $13,176
10/31/2001             $11,054              $11,061                    $15,573                 $13,183
10/31/2002             $10,575              $10,521                    $16,489                 $12,330
10/31/2003             $12,748              $12,561                    $17,299                 $16,411
10/29/2004             $13,876              $13,589                    $18,256                 $18,412
10/31/2005             $14,206              $13,787                    $18,463                 $19,133

 For information regarding the indexes, see the glossary on page 3.

Phoenix High Yield Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the High Yield Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                Beginning           Ending         Expenses Paid
    High Yield Fund           Account Value     Account Value         During
        Class A              April 30, 2005    October 31, 2005       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00        $  1,031.40          $  6.97

Hypothetical (5% return
  before expenses)               1,000.00           1,018.26             6.95

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.36%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 2.37%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,023.70.

                                Beginning           Ending         Expenses Paid
    High Yield Fund           Account Value      Account Value         During
        Class B              April 30, 2005    October 31, 2005       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00        $  1,028.10          $ 10.80

Hypothetical (5% return
  before expenses)               1,000.00           1,014.42            10.79

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.11%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 1.46%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,014.60.

                                Beginning           Ending         Expenses Paid
    High Yield Fund          Account Value       Account Value         During
        Class C              April 30, 2005    October 31, 2005        Period*
-----------------------      --------------    ----------------    -------------
Actual                         $ 1,000.00        $  1,028.00          $ 10.79

Hypothetical (5% return
  before expenses)               1,000.00           1,014.43            10.77

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.11%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 1.66%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,016.60.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix High Yield Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT OCTOBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(j)
--------------------------------------------------------------------------------
 1. U.S. Treasury Note 4.25%, 10/31/07                                      3.2%
 2. Dow Jones CDX HY 5-T2 144A 7.25%, 12/29/10                              1.9%
 3. Dow Jones CDX HY 5-T1 144A 8.75%, 12/29/10                              1.9%
 4. Williams Cos., Inc. (The) 7.75%, 6/15/31                                1.6%
 5. Ford Motor Co. 7.45%, 7/16/31                                           1.4%
 6. MGM MIRAGE 8.50%, 9/15/10                                               1.2%
 7. AT&T Corp. 9.05%, 11/15/11                                              1.1%
 8. Teekay Shipping Corp. 8.875%, 7/15/11                                   1.1%
 9. ISP Holdings, Inc. Series B 10.625%, 12/15/09                           1.0%
10. SESI LLC 8.875%, 5/15/11                                                1.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                               [GRAPHIC OMITTED]

Domestic Corporate Bonds        78%
Foreign Corporate Bonds         12
U.S. Government Securities       4
Debt Index Securities            4
Domestic Convertible Bonds       2

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
U.S. GOVERNMENT SECURITIES--4.2%

U.S. TREASURY NOTES--4.2%
U.S. Treasury Note 4%, 9/30/07 .................   $   1,500    $   1,489,336
U.S. Treasury Note 4.25%, 10/31/07 .............       5,000        4,987,110
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,483,983)                                        6,476,446
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--72.2%

ADVERTISING--0.3%
Lamar Media Corp. 144A 6.625%, 8/15/15(b) ......         500          506,250

AEROSPACE & DEFENSE--1.0%
L-3 Communications Corp. 144A 6.375%,
10/15/15(b) ....................................         500          496,250

TransDigm, Inc. 8.375%, 7/15/11 ................       1,000        1,045,000
                                                                -------------
                                                                    1,541,250
                                                                -------------
                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
AIRPORT SERVICES--0.3%
Worldspan LP/Worldspan Financing Corp. 144A
10.04%, 2/15/11(b)(d) ..........................   $     520    $     426,400

ALTERNATIVE CARRIERS--1.0%
Time Warner Telecom Holdings, Inc.
7.79%, 2/15/11(d) ..............................         500          512,500

Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 .................................         500          502,500

Time Warner Telecom, Inc. 10.125%, 2/1/11 ......         500          510,000
                                                                -------------
                                                                    1,525,000
                                                                -------------

AUTO PARTS & EQUIPMENT--0.7%
CB Cambridge Industries Liquidating Trust
Interests 0%, 12/24/05(e)(f)(g)(i) .............       5,164            1,033

Tenneco Automotive, Inc. Series B
10.25%, 7/15/13 ................................       1,000        1,085,000
                                                                -------------
                                                                    1,086,033
                                                                -------------

48                 See Notes to Financial Statements

Phoenix High Yield Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
AUTOMOBILE MANUFACTURERS--1.4%
Ford Motor Co. 7.45%, 7/16/31 ...................  $   3,000    $   2,220,000

AUTOMOTIVE RETAIL--0.7%
AutoNation, Inc. 9%, 8/1/08 .....................      1,000        1,085,000

BROADCASTING & CABLE TV--5.2%
Charter Communications Holdings I LLC 144A
11%, 10/1/15(b) .................................      1,000          910,000

Charter Communications Holdings II LLC/Charter
Communication Holdings II Capital Corp.
10.25%, 9/15/10 .................................        750          755,625

Charter Communications Holdings LLC/Charter
Communication Holdings Capital Corp.
10%, 4/1/09 .....................................        600          501,000

Charter Communications Holdings, Inc. LLC
144A 0%, 5/15/14(b)(d) ..........................        650          416,000

DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc. 8.375%, 3/15/13 ............................        455          494,813

Echostar DBS Corp. 6.375%, 10/1/11 ..............      1,000          977,500
Emmis Communications Corp. 9.745%, 6/15/12(d) ...        500          503,750

Insight Midwest LP/Insight Capital, Inc.
10.50%, 11/1/10 .................................      1,000        1,055,000

Liberty Media Corp. 5.70%, 5/15/13 ..............      1,250        1,133,886

Mediacom LLC/Mediacom Capital Corp.
9.50%, 1/15/13 ..................................        750          736,875

PanAmSat Corp. 9%, 8/15/14 ......................        487          515,002
                                                                -------------
                                                                    7,999,451
                                                                -------------

BUILDING PRODUCTS--0.5%
Ply Gem Industries, Inc. 9%, 2/15/12 ............      1,000          815,000

CASINOS & GAMING--4.8%
Boyd Gaming Corp. 6.75%, 4/15/14 ................        700          693,875
Caesars Entertainment, Inc. 8.125%, 5/15/11 .....      1,250        1,371,875
Herbst Gaming, Inc. 8.125%, 6/1/12 ..............        500          518,750
MGM MIRAGE 8.50%, 9/15/10 .......................      1,665        1,794,037
Penn National Gaming, Inc. 6.875%, 12/1/11 ......        370          366,762
Scientific Games Corp. 6.25%, 12/15/12 ..........      1,000          996,250
Seneca Gaming Corp. 7.25%, 5/1/12 ...............        250          256,563
Seneca Gaming Corp. 144A 7.25%, 5/1/12(b) .......        190          194,988
Waterford Gaming LLC 144A 8.625%, 9/15/12(b) ....      1,131        1,221,480
                                                                -------------
                                                                    7,414,580
                                                                -------------

COMMODITY CHEMICALS--0.9%
Lyondell Chemical Co. 9.50%, 12/15/08 ...........      1,350        1,420,875

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
COMMUNICATIONS EQUIPMENT--0.3%
Lucent Technologies, Inc. 6.45%, 3/15/29 ........  $     500    $     430,000

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.3%
Case Corp. 7.25%, 1/15/16 .......................      1,000          920,000
Terex Corp. 9.25%, 7/15/11 ......................      1,000        1,072,500
                                                                -------------
                                                                    1,992,500
                                                                -------------

CONSUMER FINANCE--2.0%
Ford Motor Credit Co. 6.625%, 6/16/08 ...........        450          431,529
General Motors Acceptance Corp. 5.625%,
5/15/09 .........................................      1,000          946,288
General Motors Acceptance Corp. 7.25%, 3/2/11 ...      1,000          984,669
General Motors Acceptance Corp. 6.75%,
12/1/14 .........................................        750          718,367
                                                                -------------
                                                                    3,080,853
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
SunGard Data Systems, Inc. 144A
8.525%, 8/15/13(b)(d) ...........................        250          257,500

SunGard Data Systems, Inc. 144A
9.125%, 8/15/13(b) ..............................        250          255,000

SunGard Data Systems, Inc. 144A
10.25%, 8/15/15(b) ..............................        500          498,125
                                                                -------------
                                                                    1,010,625
                                                                -------------

DEPARTMENT STORES--0.7%
Penney (J.C.) Co., Inc. 9%, 8/1/12 ..............      1,000        1,146,682

DIVERSIFIED CHEMICALS--1.9%
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08 .................................        700          757,750

Huntsman LLC 11.40%, 7/15/11(d) .................        500          532,500
ISP Holdings, Inc. Series B 10.625%, 12/15/09 ...      1,500        1,582,500
                                                                -------------
                                                                    2,872,750
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
Coinmach Corp. 9%, 2/1/10 .......................        702          712,530
Mobile Mini, Inc. 9.50%, 7/1/13 .................        500          552,500
                                                                -------------
                                                                    1,265,030
                                                                -------------

DRUG RETAIL--0.3%
Rite Aid Corp. 8.125%, 5/1/10 ...................        200          201,000
Rite Aid Corp. 9.25%, 6/1/13 ....................        300          279,000
                                                                -------------
                                                                      480,000
                                                                -------------

ELECTRIC UTILITIES--2.3%
Allegheny Energy Supply Co. LLC 7.80%, 3/15/11 ..        500          540,000
Midwest Generation LLC 8.75%, 5/1/34 ............      1,000        1,100,000

                         See Notes to Financial Statements                    49

Phoenix High Yield Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    --------------
ELECTRIC UTILITIES--CONTINUED
MSW Energy Holdings II LLC/MSW Energy Finance
Co. II, Inc. Series B 7.375%, 9/1/10 ............  $     325    $     338,000

MSW Energy Holdings LLC/MSW Energy Finance
Co., Inc. 8.50%, 9/1/10 .........................        750          802,500

Reliant Energy, Inc. 9.25%, 7/15/10 .............        700          738,500
                                                                -------------
                                                                    3,519,000
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Itron, Inc. 7.75%, 5/15/12 ......................        500          512,500

ELECTRONIC MANUFACTURING SERVICES--0.5%
Sanmina-SCI Corp. 6.75%, 3/1/13 .................        750          705,000

ENVIRONMENTAL & FACILITIES SERVICES--0.7%
Allied Waste North America 7.875%, 4/15/13 ......        350          360,501

Allied Waste North America Series B
9.25%, 9/1/12 ...................................        667          722,261
                                                                -------------
                                                                    1,082,762
                                                                -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.1%
IMC Global, Inc. 10.875%, 8/1/13 ................      1,000        1,165,000
Scotts Miracle-Gro Co. (The) 6.625%, 11/15/13 ...        500          512,500
                                                                -------------
                                                                    1,677,500
                                                                -------------

FOOD RETAIL--0.7%
Ahold Finance USA, Inc. 8.25%, 7/15/10 ..........        500          540,000
Delhaize America, Inc. 8.125%, 4/15/11 ..........        500          536,481
                                                                -------------
                                                                    1,076,481
                                                                -------------

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 144A 5.625%,
9/15/12(b) ......................................        460          445,050

HEALTH CARE EQUIPMENT--0.7%
Fisher Scientific International, Inc. 144A
6.125%, 7/1/15(b) ...............................      1,100        1,097,250

HEALTH CARE FACILITIES--2.7%
Concentra Operating Corp. 9.125%, 6/1/12 ........        500          517,500
HCA, Inc. 5.50%, 12/1/09 ........................        500          489,557
HCA, Inc. 6.95%, 5/1/12 .........................        900          921,438
HCA, Inc. 6.30%, 10/1/12 ........................        250          247,272
HealthSouth Corp. 10.75%, 10/1/08 ...............        500          491,250
HealthSouth Corp. 7.625%, 6/1/12 ................        500          472,500

IASIS Healthcare LLC/ IASIS Capital Corp.
8.75%, 6/15/14 ..................................        500          515,000

Select Medical Corp. 7.625%, 2/1/15 .............        500          466,250
                                                                -------------
                                                                    4,120,767
                                                                -------------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
HEALTH CARE SERVICES--1.2%
DaVita, Inc. 7.25%, 3/15/15 .....................  $     750    $     761,250
LifeCare Holdings, Inc. 144A 9.25%,
8/15/13(b) ......................................        250          186,250
Psychiatric Solutions, Inc. 7.75%, 7/15/15 ......        375          388,125

US Oncology Holdings, Inc. 144A
9.264%, 3/15/15(b)(d) ...........................        500          492,500
                                                                -------------
                                                                    1,828,125
                                                                -------------

HOMEBUILDING--1.7%
Horton (D.R.), Inc. 5.25%, 2/15/15 ..............        585          537,146
Hovnanian (K.) Enterprises, Inc. 7.75%,
5/15/13 .........................................      1,500        1,492,500
Technical Olympic USA, Inc. 7.50%, 1/15/15 ......        750          626,250
                                                                -------------
                                                                    2,655,896
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--1.1%
La Quinta Properties, Inc. 7%, 8/15/12 ..........        420          430,500
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13 ....        750          780,000

Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12 ..................................        500          541,250
                                                                -------------
                                                                    1,751,750
                                                                -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.8%
AES Corp. (The) 9.50%, 6/1/09 ...................        943        1,018,440
AES Corp. (The) 144A 8.75%, 5/15/13(b) ..........      1,000        1,085,000
Calpine Corp. 144A 8.75%, 7/15/13(b) ............      1,000          690,000
                                                                -------------
                                                                    2,793,440
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--4.8%
AT&T Corp. 9.05%, 11/15/11 ......................      1,500        1,665,000
Citizens Communications Co. 9.25%, 5/15/11 ......      1,000        1,087,500
MCI, Inc. 8.735%, 5/1/14 ........................      1,000        1,110,000

Qwest Communications International, Inc.
7.29%, 2/15/09(d) ...............................      1,000        1,007,500

Qwest Corp. 7.875%, 9/1/11 ......................        500          526,250
Qwest Corp. 8.875%, 3/15/12 .....................      1,000        1,102,500
Qwest Services Corp. 13.50%, 12/15/10 ...........        750          860,625
                                                                -------------
                                                                    7,359,375
                                                                -------------

MANAGED HEALTH CARE--0.7%
Coventry Health Care, Inc. 5.875%, 1/15/12 ......        500          500,000
Coventry Health Care, Inc. 6.125%, 1/15/15 ......        500          506,250
                                                                -------------
                                                                    1,006,250
                                                                -------------

50                       See Notes to Financial Statements

Phoenix High Yield Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    --------------
METAL & GLASS CONTAINERS--1.0%
Owens-Brockway Glass Container, Inc.
7.75%, 5/15/11 ..................................  $   1,500    $   1,545,000

MULTI-UTILITIES--0.9%
CMS Energy Corp. 7.50%, 1/15/09 .................        750          780,937
TECO Energy, Inc. 7.20%, 5/1/11 .................        500          525,000
                                                                -------------
                                                                    1,305,937
                                                                -------------

OFFICE ELECTRONICS--0.8%
Xerox Corp. 6.875%, 8/15/11 .....................      1,250        1,293,750

OIL & GAS EQUIPMENT & SERVICES--1.2%
Hornbeck Offshore Services, Inc. Series B
6.125%, 12/1/14 .................................        225          220,500

SESI LLC 8.875%, 5/15/11 ........................      1,500        1,578,750
                                                                -------------
                                                                    1,799,250
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--4.0%
Chesapeake Energy Corp. 6.375%, 6/15/15 .........        125          123,437
Chesapeake Energy Corp. 6.875%, 1/15/16 .........      1,000        1,017,500
Denbury Resources, Inc. 7.50%, 4/1/13 ...........      1,000        1,035,000
Forest Oil Corp. 8%, 12/15/11 ...................      1,000        1,097,500
Pioneer Natural Resources Co. 5.875%, 7/15/16 ...      1,000          955,938
Pogo Producing Co. 144A 6.875%, 10/1/17(b) ......        350          348,250
Swift Energy Co. 7.625%, 7/15/11 ................      1,500        1,533,750
                                                                -------------
                                                                    6,111,375
                                                                -------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.6%
CITGO Petroleum Corp. 6%, 10/15/11 ..............        900          947,250

OIL & GAS STORAGE & TRANSPORTATION--4.1%
El Paso Corp. 7.875%, 6/15/12 ...................      1,500        1,537,500

Pacific Energy Partners LP/ Pacific Energy
Finance Corp. 7.125%, 6/15/14 ...................        625          653,125

Teekay Shipping Corp. 8.875%, 7/15/11 ...........      1,450        1,649,375
Williams Cos., Inc. (The) 7.75%, 6/15/31 ........      2,300        2,440,875
                                                                -------------
                                                                    6,280,875
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
American Real Estate Partners LP/American Real
Estate Finance Corp. 8.125%, 6/1/12 .............      1,000        1,032,500

Huntsman Advanced Materials LLC 11%, 7/15/10 ....      1,170        1,304,550
                                                                -------------
                                                                    2,337,050
                                                                -------------

PACKAGED FOODS & MEATS--1.7%
Del Monte Corp. 8.625%, 12/15/12 ................        850          909,500
Dole Food Co., Inc. 8.875%, 3/15/11 .............        427          444,080

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
PACKAGED FOODS & MEATS--CONTINUED
Pilgrim's Pride Corp. 9.25%, 11/15/13 ...........  $   1,100    $   1,212,750
                                                                -------------
                                                                    2,566,330
                                                                -------------

PAPER PACKAGING--1.0%
BWAY Corp. 10%, 10/15/10 ........................      1,000        1,045,000
Jefferson Smurfit Corp. 8.25%, 10/1/12 ..........        500          473,750
                                                                -------------
                                                                    1,518,750
                                                                -------------

PAPER PRODUCTS--1.8%
Appleton Papers, Inc. Series B 9.75%, 6/15/14 ...        500          472,500
Bowater, Inc. 6.87%, 3/15/10(d) .................        635          622,300
Georgia-Pacific Corp. 8.125%, 5/15/11 ...........        750          817,500
Georgia-Pacific Corp. 8%, 1/15/24 ...............        750          802,500
                                                                -------------
                                                                    2,714,800
                                                                -------------

PROPERTY & CASUALTY INSURANCE--0.7%
First America Capital Trust I 8.50%, 4/15/12 ....      1,000        1,111,231

PUBLISHING & PRINTING--2.1%
Cadmus Communications Corp. 8.375%, 6/15/14 .....        500          513,750

Dex Media West LLC/Dex Media Finance Co. Series
B 8.50%, 8/15/10 ................................        400          417,000

Dex Media West LLC/Dex Media West Finance Co.
Series B 9.875%, 8/15/13 ........................      1,000        1,107,500

Dex Media, Inc. 0%, 11/15/13(d) .................      1,525        1,189,500
                                                                -------------
                                                                    3,227,750
                                                                -------------

REITS--0.6%
Host Marriott LP Series O 6.375%,
3/15/15 .........................................        600          585,000

Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15 ..................................        250          259,375
                                                                -------------
                                                                      844,375
                                                                -------------

SPECIALIZED CONSUMER SERVICES--0.3%
Stewart Enterprises, Inc. 144A 6.25%,
2/15/13(b) ......................................        500          475,000

SPECIALTY CHEMICALS--0.4%
Crompton Corp. 9.875%, 8/1/12 ...................        500          562,500

STEEL--1.6%
California Steel Industries, Inc. 6.125%,
3/15/14 .........................................      1,000          935,000
Steel Dynamics, Inc. 9.50%, 3/15/09 .............      1,450        1,537,000
                                                                -------------
                                                                    2,472,000
                                                                -------------

                      See Notes to Financial Statements                       51

Phoenix High Yield Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
TOBACCO--0.7%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
6.50%, 7/15/10(b) ...............................  $     415    $     409,813

Reynolds (R.J.) Tobacco Holdings, Inc. 144A
7.30%, 7/15/15(b) ...............................        650          650,000
                                                                -------------
                                                                    1,059,813
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--0.6%
United Rentals North America, Inc. 7%,
2/15/14 .........................................      1,000          925,000

WIRELESS TELECOMMUNICATION SERVICES--1.2%
Dobson Communications Corp. 8.875%, 10/1/13 .....        800          786,000
iPCS, Inc. 11.50%, 5/1/12 .......................        500          562,500
Rural Cellular Corp. 9.75%, 1/15/10 .............        500          500,000
                                                                -------------
                                                                    1,848,500
                                                                -------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $109,707,898)                                    110,895,961
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--11.0%

BERMUDA--0.5%
Intelsat Bermuda Ltd. 144A 8.625%, 1/15/15(b) ...        250          254,375
Intelsat Ltd. 6.50%, 11/1/13 ....................        750          555,000
                                                                -------------
                                                                      809,375
                                                                -------------

BRAZIL--1.1%
CSN Islands VIII Corp. 144A 9.75%, 12/16/13(b) ..        500          547,500
Petrobras International Finance Co. 9.125%,
7/2/13 ..........................................      1,000        1,145,000
                                                                -------------
                                                                    1,692,500
                                                                -------------

CANADA--4.1%
Abitibi-Consolidated, Inc. 8.375%, 4/1/15 .......        750          693,750
Cascades, Inc. 7.25%, 2/15/13 ...................      1,450        1,297,750
CHC Helicopter Corp. 7.375%, 5/1/14 .............      1,300        1,309,750
Norske Skog Canada Ltd. 7.375%, 3/1/14 ..........        840          751,800
Novelis, Inc. 144A 7.25%, 2/15/15(b) ............        400          367,000
Rogers Cable, Inc. 5.50%, 3/15/14 ...............        500          462,500

Rogers Wireless Communications, Inc.
7.25%, 12/15/12 .................................        115          121,325

Rogers Wireless Communications, Inc.
8%, 12/15/12 ....................................        600          637,500

Rogers Wireless Communications, Inc.
6.375%, 3/1/14 ..................................        700          701,750
                                                                -------------
                                                                    6,343,125
                                                                -------------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
CHILE--0.5%
Enersis SA 7.375%, 1/15/14 ......................  $     750    $     791,638

FRANCE--0.3%
Compagnie Generale de Geophysique SA 144A
7.50%, 5/15/15(b) ...............................        500          520,000

IRELAND--0.6%
JSG Funding plc 9.625%, 10/1/12 .................      1,000          965,000

LUXEMBOURG--0.5%
Nell AF Sarl 144A 8.375%, 8/15/15(b) ............        750          723,750

MEXICO--1.4%
Innova S de R.L. 9.375%, 9/19/13 ................      1,000        1,112,500
Pemex Project Funding Master Trust 144A 5.75%,
12/15/15(b) .....................................      1,000          971,000
                                                                -------------
                                                                    2,083,500
                                                                -------------

POLAND--0.1%
Poland Telecom Finance BV Series B
14%, 12/1/07(e)(f)(g)(i) ........................      4,942           61,770

SWEDEN--1.0%
Stena AB 9.625%, 12/1/12 ........................        950        1,030,750
Stena AB 7%, 12/1/16 ............................        500          452,500
                                                                -------------
                                                                    1,483,250
                                                                -------------

UNITED STATES--0.9%
Crown European Holdings SA 10.25%, 3/1/11 .......        500(h)       687,612
Nova Chemicals Corp. 6.50%, 1/15/12 .............        750          720,000
                                                                -------------
                                                                    1,407,612
                                                                -------------

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $21,815,607)                                      16,881,520
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--1.4%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
SCI Systems, Inc. Cv. 3%, 3/15/07 ...............      1,000          965,000

PHARMACEUTICALS--0.8%
Par Pharmaceutical Cos., Inc. Cv. 2.875%,
9/30/10 .........................................      1,500        1,241,250
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $2,190,049)                                        2,206,250
-----------------------------------------------------------------------------

52                       See Notes to Financial Statements

Phoenix High Yield Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
DEBT INDEX SECURITIES--3.8%
Dow Jones CDX HY 5-T1 144A 8.75%, 12/29/10(b)      $   2,970    $   2,927,306
Dow Jones CDX HY 5-T2 144A 7.25%, 12/29/10(b)          3,000        2,951,250
-----------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $5,878,556)                                        5,878,556
-----------------------------------------------------------------------------

                                                     SHARES
                                                     ------
DOMESTIC PREFERRED STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Series A Pfd. 2.50% ............      6,727              673
-----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $47,089)                                                 673
-----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
Sullivan Holdings, Inc. Class C(f)(g)(i) ........         76                0
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,881)                                                  0
-----------------------------------------------------------------------------

WARRANTS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Strike $1.36, 4/16/07(i) .......     14,906               85
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $5,217)                                                   85
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--92.6%
(IDENTIFIED COST $146,486,280)                                    142,339,491
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER(k)--0.5%
UBS Finance Delaware LLC 4%, 11/1/05 ............  $     685    $     685,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $685,000)                                            685,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--93.1%
(IDENTIFIED COST $147,171,280)                                    143,024,491(a)
Other assets and liabilities, net--6.9%                            10,584,749
                                                                -------------
NET ASSETS--100.0%                                              $ 153,609,240
                                                                =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,301,537 and gross depreciation of $8,058,288 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $147,781,242.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $20,323,287 or 13.2% of net assets.
(c) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)   Security in default.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2005, these securities amounted to a value of $62,803 or 0% of net assets.
(g) Restricted security. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(h)   Par value represents Euro.
(i)   Non-income producing.
(j)   Table excludes short-term investments.
(k)   The rate shown is the discount rate.

                         See Notes to Financial Statements                    53

Phoenix High Yield Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
Investment securities at value
  (Identified cost $147,171,280)                                $   143,024,491
Receivables
   Investment securities sold                                        16,334,612
   Interest                                                           3,002,170
   Fund shares sold                                                      11,264
Trustee retainer                                                          2,624
Prepaid expenses                                                         19,568
                                                                ---------------
      Total assets                                                  162,394,729
                                                                ---------------
LIABILITIES
Cash overdraft                                                        1,431,829
Payables
   Investment securities purchased                                    6,902,970
   Fund shares repurchased                                              166,837
   Investment advisory fee                                               86,192
   Transfer agent fee                                                    81,903
   Distribution and service fees                                         39,410
   Financial agent fee                                                   10,390
Accrued expenses                                                         65,958
                                                                ---------------
      Total liabilities                                               8,785,489
                                                                ---------------
NET ASSETS                                                      $   153,609,240
                                                                ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $   383,155,667
Accumulated net realized loss                                      (225,382,190)
Net unrealized depreciation                                          (4,164,237)
                                                                ---------------
NET ASSETS                                                      $   153,609,240
                                                                ===============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $144,060,424)                 29,537,754
Net asset value per share                                       $          4.88
Offering price per share $4.88/(1-4.75%)                        $          5.12

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,790,590)                    1,619,262
Net asset value and offering price per share                    $          4.81

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,758,226)                      363,643
Net asset value and offering price per share                    $          4.84

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Interest                                                        $    13,285,526
Security lending                                                          8,014
                                                                ---------------
      Total investment income                                        13,293,540
                                                                ---------------
EXPENSES
Investment advisory fee                                               1,138,847
Service fees, Class A                                                   404,455
Distribution and service fees, Class B                                  115,143
Distribution and service fees, Class C                                   19,112
Financial agent fee                                                     131,811
Transfer agent                                                          421,408
Printing                                                                 52,644
Professional                                                             45,140
Custodian                                                                41,272
Trustees                                                                 34,696
Registration                                                             34,497
Miscellaneous                                                            43,045
                                                                ---------------
      Total expenses                                                  2,482,070
Custodian fees paid indirectly                                           (1,167)
                                                                ---------------
      Net expenses                                                    2,480,903
                                                                ---------------
NET INVESTMENT INCOME                                                10,812,637
                                                                ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                        950,363
Net realized loss on foreign currency transactions                       (2,109)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (7,423,288)
Net change in unrealized appreciation (depreciation)
   on foreign currency transactions and translation                     (20,007)
                                                                ---------------
NET LOSS ON INVESTMENTS                                              (6,495,041)
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     4,317,596
                                                                ===============

54                          See Notes to Financial Statements

Phoenix High Yield Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Year Ended         Year Ended
                                                                                   October 31, 2005   October 31, 2004
                                                                                   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                    $     10,812,637   $     13,125,263
   Net realized gain (loss)                                                                 948,254          1,177,319
   Net change in unrealized appreciation (depreciation)                                  (7,443,295)         2,669,083
                                                                                   ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            4,317,596         16,971,665
                                                                                   ----------------   ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       (11,169,918)       (12,481,192)
   Net investment income, Class B                                                          (719,484)        (1,125,060)
   Net investment income, Class C                                                          (120,299)          (143,447)
                                                                                   ----------------   ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            (12,009,701)       (13,749,699)
                                                                                   ----------------   ----------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (2,706,666 and 4,447,024 shares, respectively)          13,593,385         22,333,701
   Net asset value of shares issued from reinvestment of distributions
     (1,330,436 and 1,487,131 shares, respectively)                                       6,685,613          7,477,406
   Cost of shares repurchased (8,652,918 and 10,099,452 shares, respectively)           (43,621,751)       (50,691,938)
                                                                                   ----------------   ----------------
Total                                                                                   (23,342,753)       (20,880,831)
                                                                                   ----------------   ----------------

CLASS B
   Proceeds from sales of shares (119,755 and 249,095 shares, respectively)                 592,200          1,253,639
   Net asset value of shares issued from reinvestment of distributions
     (58,744 and 102,997 shares, respectively)                                              291,835            512,668
   Cost of shares repurchased (1,446,762 and 1,996,126 shares, respectively)             (7,192,367)        (9,900,487)
                                                                                   ----------------   ----------------
Total                                                                                    (6,308,332)        (8,134,180)
                                                                                   ----------------   ----------------

CLASS C
   Proceeds from sales of shares (124,806 and 103,719 shares, respectively)                 628,234            520,220
   Net asset value of shares issued from reinvestment of distributions
      (12,407 and 18,293 shares, respectively)                                               61,829             91,364
   Cost of shares repurchased (165,947 and 306,579 shares, respectively)                   (828,255)        (1,531,708)
                                                                                   ----------------   ----------------
Total                                                                                      (138,192)          (920,124)
                                                                                   ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            (29,789,277)       (29,935,135)
                                                                                   ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                (37,481,382)       (26,713,169)

NET ASSETS
   Beginning of period                                                                  191,090,622        217,803,791
                                                                                   ----------------   ----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND
      $552,008, RESPECTIVELY]                                                      $    153,609,240   $    191,090,622
                                                                                   ================   ================

                         See Notes to Financial Statements                    55

Phoenix High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                      ------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------
                                                         2005        2004      2003(5)    2002(4)(5)      2001(5)
Net asset value, beginning of period                  $    5.11   $    5.02   $    4.51   $     5.19     $    6.59
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                         0.31        0.33        0.35         0.45          0.62
   Net realized and unrealized gain (loss)                (0.19)       0.11        0.54        (0.65)        (1.27)
                                                      ---------   ---------   ---------   ----------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                     0.12        0.44        0.89        (0.20)        (0.65)
                                                      ---------   ---------   ---------   ----------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.35)      (0.35)      (0.38)       (0.45)        (0.75)
   Tax return of capital                                     --          --          --        (0.03)           --
                                                      ---------   ---------   ---------   ----------     ---------
      TOTAL DISTRIBUTIONS                                 (0.35)      (0.35)      (0.38)       (0.48)        (0.75)
                                                      ---------   ---------   ---------   ----------     ---------
Change in net asset value                                 (0.23)       0.09        0.51        (0.68)        (1.40)
                                                      ---------   ---------   ---------   ----------     ---------
NET ASSET VALUE, END OF PERIOD                        $    4.88   $    5.11   $    5.02   $     4.51     $    5.19
                                                      =========   =========   =========   ==========     =========
Total return(1)                                            2.37%       8.85%      20.54%       (4.33)%      (10.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $ 144,060   $ 174,527   $ 192,428   $  183,028     $ 235,623
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.36%       1.32%       1.32%        1.33%(3)      1.28%(3)
   Net investment income                                   6.23%       6.57%       7.17%        9.06%        10.20%
Portfolio turnover                                           59%         99%        176%         114%          100%

                                                                                 CLASS B
                                                      ------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------
                                                         2005        2004      2003(6)    2002(4)(6)      2001(6)
Net asset value, beginning of period                  $    5.05   $    4.96   $    4.47   $     5.14     $    6.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                         0.27        0.29        0.31         0.41          0.57
   Net realized and unrealized gain (loss)                (0.20)       0.11        0.52        (0.64)        (1.27)
                                                      ---------   ---------   ---------   ----------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                     0.07        0.40        0.83        (0.23)        (0.70)
                                                      ---------   ---------   ---------   ----------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.31)      (0.31)      (0.34)       (0.41)        (0.70)
   Tax return of capital                                     --          --          --        (0.03)           --
                                                      ---------   ---------   ---------   ----------     ---------
      TOTAL DISTRIBUTIONS                                 (0.31)      (0.31)      (0.34)       (0.44)        (0.70)
                                                      ---------   ---------   ---------   ----------     ---------
Change in net asset value                                 (0.24)       0.09        0.49        (0.67)        (1.40)
                                                      ---------   ---------   ---------   ----------     ---------
NET ASSET VALUE, END OF PERIOD                        $    4.81   $    5.05   $    4.96   $     4.47     $    5.14
                                                      =========   =========   =========   ==========     =========
Total return(1)                                            1.46%       8.18%      19.39%       (4.88)%      (11.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $   7,791   $  14,574   $  22,499   $   22,074     $  30,073
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.11%       2.07%       2.07%        2.08%(3)      2.03%(3)
   Net investment income                                   5.47%       5.90%       6.43%        8.32%         9.44%
Portfolio turnover                                           59%         99%        176%         114%          100%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) For the period ended October 31, 2002 and 2001, the ratio of operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 9.35% to 9.30% and from 8.61% to 8.56% for Class A and B, respectively, decrease the net investment income (loss) per share from $0.47 to $0.46 for Class A, and increase the net realized and unrealized gain (loss) per share from $(0.67) to $(0.66) for Class A. There was no effect on net investment income (loss) per share for Class B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01, $0.01 and $0.03 for the periods ending October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.30%, 0.24% and 0.49% for the periods ending October 31, 2003, 2002 and 2001, respectively.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01, $0.02 and $0.03 for the periods ending October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.30%, 0.24% and 0.49% for the periods ending October 31, 2003, 2002 and 2001, respectively.

56                         See Notes to Financial Statements

Phoenix High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS C
                                                      ------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------
                                                         2005        2004      2003(5)    2002(4)(5)      2001(5)
Net asset value, beginning of period                  $    5.07   $    4.99   $    4.49   $     5.16     $    6.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                         0.27        0.29        0.31         0.41          0.58
   Net realized and unrealized gain (loss)                (0.19)       0.10        0.53        (0.64)        (1.28)
                                                      ---------   ---------   ---------   ----------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                     0.08        0.39        0.84        (0.23)        (0.70)
                                                      ---------   ---------   ---------   ----------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.31)      (0.31)      (0.34)       (0.41)        (0.70)
   Tax return of capital                                     --          --          --        (0.03)           --
                                                      ---------   ---------   ---------   ----------     ---------
      TOTAL DISTRIBUTIONS                                 (0.31)      (0.31)      (0.34)       (0.44)        (0.70)
                                                      ---------   ---------   ---------   ----------     ---------
Change in net asset value                                 (0.23)       0.08        0.50        (0.67)        (1.40)
                                                      ---------   ---------   ---------   ----------     ---------
NET ASSET VALUE, END OF PERIOD                        $    4.84   $    5.07   $    4.99   $     4.49     $    5.16
                                                      =========   =========   =========   ==========     =========
Total return(1)                                            1.66%       8.14%      19.30%       (4.88)%      (11.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $   1,758   $   1,990   $   2,877   $    1,921     $   2,413

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.11%       2.07%       2.07%        2.08%(3)      2.03%(3)
   Net investment income                                   5.48%       5.87%       6.43%        8.28%         9.43%
Portfolio turnover                                           59%         99%        176%         114%          100%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) For the periods ended October 31, 2002 and 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 8.57% to 8.52%, decrease the net investment income
      (loss) per share from $0.43 to $0.42, and increase net realized and unrealized gain (loss) per share from $(0.66) to $(0.65). Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.02, $0.01 and $0.02 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.30%, 0.24% and 0.49% for the periods ended October 31, 2003, 2002 and 2001, respectively.

                           See Notes to Financial Statements                  57

PHOENIX MID-CAP GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2005?

A: For the fiscal year ended October 31, 2005, the Fund's Class A shares returned 15.07%, Class B shares returned 14.20% and Class C shares returned 14.23%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 8.71%, and the Russell Midcap(R) Growth Index, which is the Fund's style-specific index appropriate for comparison, returned 15.91%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: The markets performed very well despite a variety of headwinds over the past 12 months. In particular, we experienced the Federal Reserve's continued rate tightening and higher energy prices -- both factors that have the ability to negatively affect the broader economy. Despite this, GDP continued to grow, and the stock market moved ahead, with the S&P 500 Index advancing 8.71% and the Russell Midcap Growth Index advancing 15.91%.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A: Over the past year, the Fund was adversely affected by the energy sector's good performance. Specifically, the energy sector, which comprises 6.5% of the benchmark weight, was up approximately 50% due to rising oil and gas prices. Our average weighting was 3.4% during the same time frame. Thus, we did not fully participate in one of the best sectors in the Index during the last 12 months. In spite of this headwind, we kept close to the benchmark with good stock selection in other sectors.

      Digging a little deeper into the portfolio's makeup will show the shift in strategy that the new portfolio management team put in place at the end of last year. At that time, the portfolio managers instituted a philosophy that focuses on three primary factors used in the stock selection process: 1) Above average earnings growth, 2) High or improving return on invested capital and 3) High competitive advantages and sustainability. As such, we believe we've improved the quality of the stocks held in the portfolio today, as measured by return on invested capital.

                                                                   NOVEMBER 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Mid-Cap Growth Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 10/31/05
--------------------------------------------------------------------------------

                                                                 INCEPTION    INCEPTION
                                  1 YEAR   5 YEARS   10 YEARS   TO 10/31/05      DATE
                                  ------   -------   --------   -----------   ---------
Class A Shares at NAV(2)           15.07%   (11.92)%   6.70%          --            --
Class A Shares at POP(3)            8.46    (12.96)    6.07           --            --
Class B Shares at NAV(2)           14.20    (12.57)    5.91           --            --
Class B Shares with CDSC(4)        10.20    (12.57)    5.91           --            --
Class C Shares at NAV(2)           14.23        --       --        (6.74)%      1/2/01
Class C Shares with CDSC(4)        14.23        --       --        (6.74)       1/2/01
S&P 500(R) Index                    8.71     (1.74)    9.38         0.38        1/2/01
Russell Midcap(R) Growth Index     15.91     (3.71)    9.05         1.77        1/2/01

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/95 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.

                                [GRAPHIC OMITTED]

                               Phoenix                   Phoenix           S&P 500            Russell
                          Mid-Cap Growth Fund      Mid-Cap Growth Fund      Index              MidCap
                                Class A                  Class B                            Growth Index
10/31/1995                             $9,425                  $10,000      $10,000          $10,000
10/31/1996                            $11,068                  $11,652      $12,420          $11,795
10/31/1997                            $13,244                  $13,832      $16,435          $14,698
10/30/1998                            $13,295                  $13,793      $20,053          $15,055
10/29/1999                            $23,789                  $24,489      $25,224          $20,726
10/31/2000                            $33,995                  $34,748      $26,751          $28,741
10/31/2001                            $14,795                  $14,997      $20,086          $16,445
10/31/2002                            $11,616                  $11,691      $17,052          $13,549
10/31/2003                            $16,326                  $16,311      $20,604          $18,873
10/29/2004                            $15,660                  $15,545      $22,543          $20,527
10/31/2005                            $18,020                  $17,753      $24,508          $23,793

For information regarding the indexes, see the glossary on page 3.

Phoenix Mid-Cap Growth Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                               Beginning            Ending         Expenses Paid
  Mid-Cap Growth Fund        Account Value       Account Value         During
        Class A             April 30, 2005     October 31, 2005       Period*
-----------------------     --------------     ----------------    -------------
Actual                         $1,000.00           $1,068.60           $7.88

Hypothetical (5% return
   before expenses)             1,000.00            1,017.49            7.72

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.51%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 15.07%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,150.70.

                               Beginning            Ending         Expenses Paid
  Mid-Cap Growth Fund        Account Value       Account Value         During
        Class B             April 30, 2005     October 31, 2005       Period*
-----------------------     --------------     ----------------    -------------
Actual                         $1,000.00           $1,065.10          $11.78

Hypothetical (5% return
   before expenses)             1,000.00            1,013.65           11.55

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.26%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 14.20%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,142.00.

                               Beginning            Ending         Expenses Paid
  Mid-Cap Growth Fund       Account Value        Account Value         During
        Class C             April 30, 2005     October 31, 2005       Period*
-----------------------     --------------     ----------------    -------------
Actual                         $1,000.00           $1,064.40          $11.74

Hypothetical (5% return
   before expenses)             1,000.00            1,013.68           11.52

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.26%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 14.23%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,142.30.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Mid-Cap Growth Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT OCTOBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(f)
--------------------------------------------------------------------------------
 1. PETsMART, Inc.                                                          3.9%
 2. Autodesk, Inc.                                                          3.9%
 3. Corporate Executive Board Co. (The)                                     3.7%
 4. Dollar General Corp.                                                    3.2%
 5. Lazard Ltd. Class A                                                     3.2%
 6. Expeditors International of Washington, Inc.                            3.1%
 7. Barr Pharmaceuticals, Inc.                                              2.9%
 8. Medco Health Solutions, Inc.                                            2.9%
 9. Macromedia, Inc.                                                        2.8%
10. Cheesecake Factory, Inc. (The)                                          2.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                               [GRAPHIC OMITTED]

Information Technology         25%
Consumer Discretionary         21
Health-Care                    16
Industrials                    13
Financials                      5
Energy                          2
Consumer Staples                1
Other                          17

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                     SHARES         VALUE
                                                   ----------   -------------
DOMESTIC COMMON STOCKS--91.2%

AEROSPACE & DEFENSE--1.8%
Precision Castparts Corp.(d) ....................      60,000   $   2,841,600

AIR FREIGHT & LOGISTICS--3.1%
Expeditors International of Washington,
Inc.(d) .........................................      80,000       4,853,600

APPLICATION SOFTWARE--10.5%
Autodesk, Inc.(d) ...............................     135,000       6,092,550
Citrix Systems, Inc.(b)(d) ......................      50,000       1,378,500
Macromedia, Inc.(b) .............................     100,000       4,392,000
Mercury Interactive Corp.(b)(d) .................      75,000       2,609,250
NAVTEQ Corp.(b)(d) ..............................      50,000       1,956,000
                                                                -------------
                                                                   16,428,300
                                                                -------------

AUTOMOTIVE RETAIL--2.5%
Advance Auto Parts, Inc.(b)(d) ..................     105,000       3,937,500

BIOTECHNOLOGY--1.9%
Affymetrix, Inc.(b)(d) ..........................      35,000       1,590,050

                                                     SHARES         VALUE
                                                   ----------   -------------
BIOTECHNOLOGY--CONTINUED
ImClone Systems, Inc.(b)(d) .....................      40,000   $   1,388,000
                                                                -------------
                                                                    2,978,050
                                                                -------------

CASINOS & GAMING--5.3%
Boyd Gaming Corp.(d) ............................      60,000       2,475,000
MGM Mirage(b)(d) ................................      50,000       1,868,500
Station Casinos, Inc. ...........................      60,000       3,846,000
                                                                -------------
                                                                    8,189,500
                                                                -------------

COMMUNICATIONS EQUIPMENT--2.1%
Avaya, Inc.(b)(d) ...............................     280,000       3,225,600

COMPUTER STORAGE & PERIPHERALS--1.0%
QLogic Corp.(b)(d) ..............................      50,000       1,508,000

CONSUMER FINANCE--1.0%
First Marblehead Corp. (The)(d) .................      55,000       1,627,450

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--3.7%
Corporate Executive Board Co. (The)(d) ..........      70,000       5,784,800

                      See Notes to Financial Statements                      61

Phoenix Mid-Cap Growth Fund

                                                     SHARES         VALUE
                                                   ----------   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
Symbol Technologies, Inc.(d) ....................     110,000   $     913,000

GENERAL MERCHANDISE STORES--3.2%
Dollar General Corp. ............................     260,000       5,054,400

HEALTH CARE EQUIPMENT--2.5%
Varian Medical Systems, Inc.(b)(d) ..............      85,000       3,872,600

HEALTH CARE FACILITIES--0.3%
Triad Hospitals, Inc.(b)(d) .....................      11,000         452,430

HEALTH CARE SERVICES--7.6%
Express Scripts, Inc.(b)(d) .....................      50,000       3,770,500
Laboratory Corporation of America
Holdings(b)(d) ..................................      35,000       1,688,750
Medco Health Solutions, Inc.(b) .................      79,642       4,499,773
Quest Diagnostics, Inc. .........................      40,000       1,868,400
                                                                -------------
                                                                   11,827,423
                                                                -------------

HOMEFURNISHING RETAIL--1.0%
Bed Bath & Beyond, Inc.(b)(d) ...................      40,000       1,620,800

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.8%
Manpower, Inc. ..................................      45,000       2,037,600
Monster Worldwide, Inc.(b)(d) ...................     120,000       3,937,200
                                                                -------------
                                                                    5,974,800
                                                                -------------

LEISURE PRODUCTS--1.0%
Polaris Industries, Inc.(d) .....................      35,000       1,578,150

MOVIES & ENTERTAINMENT--1.5%
DreamWorks Animation SKG, Inc. Class A(b)(d) ....      90,000       2,307,600

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Pioneer Natural Resources Co. ...................      61,000       3,053,050

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
CapitalSource, Inc.(b)(d) .......................     120,000       2,640,000

PERSONAL PRODUCTS--1.4%
Estee Lauder Cos., Inc. (The) Class A(d) ........      65,000       2,156,050

PHARMACEUTICALS--7.1%
Barr Pharmaceuticals, Inc.(b) ...................      80,000       4,596,000
Medicis Pharmaceutical Corp. Class A(d) .........      80,000       2,360,000
Sepracor, Inc.(b)(d) ............................      55,000       3,093,750
Valeant Pharmaceuticals International(d) ........      55,000         943,800
                                                                -------------
                                                                   10,993,550
                                                                -------------

RESTAURANTS--4.5%
Applebee's International, Inc.(d) ...............     125,000       2,738,750
Cheesecake Factory, Inc. (The)(b)(d) ............     125,000       4,290,000
                                                                -------------
                                                                    7,028,750
                                                                -------------

                                                     SHARES         VALUE
                                                   ----------   -------------
SEMICONDUCTORS--10.0%
Altera Corp.(b)(d) ..............................     135,000   $   2,247,750
Maxim Integrated Products, Inc. .................      90,000       3,121,200
Microchip Technology, Inc.(d) ...................     120,000       3,620,400
National Semiconductor Corp.(d) .................     170,000       3,847,100
Xilinx, Inc. ....................................     115,000       2,754,250
                                                                -------------
                                                                   15,590,700
                                                                -------------

SPECIALIZED CONSUMER SERVICES--2.0%
Block (H&R), Inc.(d) ............................      70,000       1,740,200
Weight Watchers International, Inc.(b)(d) .......      25,000       1,314,250
                                                                -------------
                                                                    3,054,450
                                                                -------------

SPECIALTY STORES--3.9%
PETsMART, Inc.(d) ...............................     260,000       6,110,000

SYSTEMS SOFTWARE--1.5%
Novell, Inc.(b)(d) ..............................     300,000       2,286,000

TRADING COMPANIES & DISTRIBUTORS--2.7%
Fastenal Co.(d) .................................      60,000       4,207,800
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $119,174,801)                                    142,095,953
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.5%

HOME ENTERTAINMENT SOFTWARE--0.5%
Shanda Interactive Entertainment Ltd.
(China)(b)(d) ...................................      30,000         743,100

INVESTMENT BANKING & BROKERAGE--3.1%
Lazard Ltd. Class A (United States)(d) ..........     190,000       4,911,500

SEMICONDUCTORS--3.9%
ARM Holdings plc Sponsored ADR
(United Kingdom)(d) .............................     520,000       2,990,000

Marvell Technology Group Ltd. (Japan)(b)(d) .....      65,000       3,016,650
                                                                -------------
                                                                    6,006,650
                                                                -------------

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,510,094)                                       11,661,250
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $127,684,895)                                    153,757,203
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--20.2%

MONEY MARKET MUTUAL FUNDS--19.0%
State Street Navigator Prime Portfolio
(3.79% seven day effective yield)(e) ............  29,626,284      29,626,284

62                       See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund
                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                   ----------   -------------

COMMERCIAL PAPER(g)--1.2%
CAFCO LLC 4.03%, 11/1/05 ........................  $    1,950   $   1,950,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $31,576,284)                                      31,576,284
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--118.9%
(IDENTIFIED COST $159,261,179)                                    185,333,487(a)
Other assets and liabilities, net--(18.9)%                        (29,488,238)
                                                                -------------
NET ASSETS--100.0%                                              $ 155,845,249
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $34,168,145 and gross depreciation of $8,378,767 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $159,544,109.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f)   Table excludes short-term investments.
(g)   The rate shown is the discount rate.

                      See Notes to Financial Statements                       63

Phoenix Mid-Cap Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
Investment securities at value, including $28,868,746 of
   securities on loan (Identified cost $159,261,179)            $  185,333,487
Cash                                                                       568
Receivables
   Investment securities sold                                        5,521,927
   Dividends                                                            16,715
   Fund shares sold                                                     14,169
Trustee retainer                                                         2,624
Prepaid expenses                                                        19,473
                                                                --------------
     Total assets                                                  190,908,963
                                                                --------------
LIABILITIES
Payables
   Investment securities purchased                                   4,736,265
   Fund shares repurchased                                             405,539
   Collateral on securities loaned                                  29,626,284
   Investment advisory fee                                             109,813
   Transfer agent fee                                                   81,913
   Distribution and service fees                                        41,452
   Financial agent fee                                                  10,145
Accrued expenses                                                        52,303
                                                                --------------
     Total liabilities                                              35,063,714
                                                                --------------
NET ASSETS                                                      $  155,845,249
                                                                ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $  218,705,298
Accumulated net realized loss                                      (88,932,357)
Net unrealized appreciation                                         26,072,308
                                                                --------------
NET ASSETS                                                      $  155,845,249
                                                                ==============
CLASS A
Shares of beneficial interest outstanding, no par
   value, unlimited authorization (Net Assets $142,650,730)          9,251,780
Net asset value per share                                       $        15.42
Offering price per share $15.42/(1-5.75%)                       $        16.36

CLASS B
Shares of beneficial interest outstanding, no par
   value, unlimited authorization (Net Assets $12,776,131)             918,795
Net asset value and offering price per share                    $        13.91

CLASS C
Shares of beneficial interest outstanding, no par
   value, unlimited authorization (Net Assets $418,388)                 30,128
Net asset value and offering price per share                    $        13.89

                             STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Dividends                                                       $      625,730
Interest                                                               136,918
Security lending                                                        32,729
Foreign taxes withheld                                                  (2,950)
                                                                --------------
     Total investment income                                           792,427
                                                                --------------
EXPENSES
Investment advisory fee                                              1,400,917
Service fees, Class A                                                  384,993
Distribution and service fees, Class B                                 144,736
Distribution and service fees, Class C                                   3,940
Financial agent fee                                                    128,388
Transfer agent                                                         422,093
Printing                                                                47,971
Professional                                                            37,188
Registration                                                            36,162
Trustees                                                                34,696
Custodian                                                               19,609
Miscellaneous                                                           30,379
                                                                --------------
     Total expenses                                                  2,691,072
Custodian fees paid indirectly                                            (124)
                                                                --------------
     Net expenses                                                    2,690,948
                                                                --------------
NET INVESTMENT LOSS                                                 (1,898,521)
                                                                --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                    29,668,069
Net change in unrealized appreciation (depreciation)
   on investments                                                   (2,644,277)
                                                                --------------
NET GAIN ON INVESTMENTS                                             27,023,792
                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   25,125,271
                                                                ==============

64                       See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended          Year Ended
                                                                                    October 31, 2005    October 31, 2004
                                                                                    ----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                     $     (1,898,521)   $     (2,610,126)
   Net realized gain (loss)                                                               29,668,069          18,963,105
   Net change in unrealized appreciation (depreciation)                                   (2,644,277)        (25,205,274)
                                                                                    ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            25,125,271          (8,852,295)
                                                                                    ----------------    ----------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (505,860 and 1,051,691 shares, respectively)              7,504,659          14,563,008
   Cost of shares repurchased (3,656,746 and 2,867,497 shares, respectively)             (54,123,927)        (38,959,255)
                                                                                    ----------------    ----------------
Total                                                                                    (46,619,268)        (24,396,247)
                                                                                    ----------------    ----------------
CLASS B
   Proceeds from sales of shares (90,541 and 136,988 shares, respectively)                 1,231,856           1,726,404
   Cost of shares repurchased (448,823 and 463,409 shares, respectively)                  (6,054,049)         (5,804,265)
                                                                                    ----------------    ----------------
Total                                                                                     (4,822,193)         (4,077,861)
                                                                                    ----------------    ----------------
CLASS C
   Proceeds from sales of shares (6,828 and 10,806 shares, respectively)                      93,431             133,205
   Cost of shares repurchased (5,494 and 21,800 shares, respectively)                        (74,781)           (271,440)
                                                                                    ----------------    ----------------
Total                                                                                         18,650            (138,235)
                                                                                    ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                             (51,422,811)        (28,612,343)
                                                                                    ----------------    ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 (26,297,540)        (37,464,638)

NET ASSETS
   Beginning of period                                                                   182,142,789         219,607,427
                                                                                    ----------------    ----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0,
     RESPECTIVELY]                                                                  $    155,845,249    $    182,142,789
                                                                                    ================    ================

                      See Notes to Financial Statements                       65

Phoenix Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A
                                              ---------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                              ---------------------------------------------------------------
                                                 2005         2004         2003         2002(3)       2001
Net asset value, beginning of period          $   13.40    $   13.97    $    9.94     $   12.66     $   31.99
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.16)       (0.17)       (0.14)        (0.15)        (0.12)
   Net realized and unrealized gain (loss)         2.18        (0.40)        4.17         (2.57)       (17.12)
                                              ---------    ---------    ---------     ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS              2.02        (0.57)        4.03         (2.72)       (17.24)
                                              ---------    ---------    ---------     ---------     ---------

LESS DISTRIBUTIONS
   Distributions from net realized gains             --           --           --            --         (2.09)
                                              ---------    ---------    ---------     ---------     ---------
     TOTAL DISTRIBUTIONS                             --           --           --            --         (2.09)
                                              ---------    ---------    ---------     ---------     ---------
Change in net asset value                          2.02        (0.57)        4.03         (2.72)       (19.33)
                                              ---------    ---------    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                $   15.42    $   13.40    $   13.97     $    9.94     $   12.66
                                              =========    =========    =========     =========     =========
Total return(1)                                   15.07%       (4.08)%      40.54%       (21.49)%      (56.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $ 142,651    $ 166,244    $ 198,602     $ 159,767     $ 250,174

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.53%        1.50%        1.56%         1.51%         1.36%
   Net investment income (loss)                   (1.06)%      (1.22)%      (1.24)%       (1.22)%       (0.64)%
Portfolio turnover                                   46%         181%         175%          172%          183%

                                                                         CLASS B
                                              ---------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,
                                              ---------------------------------------------------------------
                                                 2005         2004         2003        2002(3)        2001
Net asset value, beginning of period          $   12.18    $   12.78    $    9.16     $   11.75     $   30.13
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.25)       (0.25)       (0.20)        (0.23)        (0.24)
   Net realized and unrealized gain (loss)         1.98        (0.35)        3.82         (2.36)       (16.05)
                                              ---------    ---------    ---------     ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS              1.73        (0.60)        3.62         (2.59)       (16.29)
                                              ---------    ---------    ---------     ---------     ---------

LESS DISTRIBUTIONS
   Distributions from net realized gains             --           --           --            --         (2.09)
                                              ---------    ---------    ---------     ---------     ---------
     TOTAL DISTRIBUTIONS                             --           --           --            --         (2.09)
                                              ---------    ---------    ---------     ---------     ---------
Change in net asset value                          1.73        (0.60)        3.62         (2.59)       (18.38)
                                              ---------    ---------    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                $   13.91    $   12.18    $   12.78     $    9.16     $   11.75
                                              =========    =========    =========     =========     =========
Total return(1)                                   14.20%       (4.69)%      39.52%       (22.04)%      (56.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  12,776    $  15,549    $  20,497     $  18,470     $  28,116

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.28%        2.24%        2.31%         2.26%         2.11%
   Net investment income (loss)                   (1.81)%      (1.97)%      (1.99)%       (1.98)%       (1.40)%
Portfolio turnover                                   46%         181%         175%          172%          183%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from (1.97)% to (1.98)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A or B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

66                      See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS C
                                              ---------------------------------------------------------------------
                                                                                                     FROM INCEPTION
                                                            YEAR ENDED OCTOBER 31,                    JANUARY 2 TO
                                              ---------------------------------------------------      OCTOBER 31,
                                                 2005         2004        2003          2002(3)           2001
Net asset value, beginning of period          $   12.16    $   12.77    $   9.16      $   11.75        $  19.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.25)       (0.24)      (0.21)         (0.22)          (0.20)
   Net realized and unrealized gain (loss)         1.98        (0.37)       3.82          (2.37)          (7.53)
                                              ---------    ---------    --------      ---------        --------
     TOTAL FROM INVESTMENT OPERATIONS              1.73        (0.61)       3.61          (2.59)          (7.73)
                                              ---------    ---------    --------      ---------        --------
Change in net asset value                          1.73        (0.61)       3.61          (2.59)          (7.73)
                                              ---------    ---------    --------      ---------        --------
NET ASSET VALUE, END OF PERIOD                $   13.89    $   12.16    $  12.77      $    9.16        $  11.75
                                              =========    =========    ========      =========        ========
Total return(1)                                   14.23%       (4.78)%     39.41%        (22.04)%        (39.62)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $     418    $     350    $    508      $     323        $    275

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.28%        2.24%       2.30%          2.27%           2.16%(4)
   Net investment income (loss)                   (1.81)%      (1.97)%     (1.99)%        (1.98)%         (1.41)%(4)
Portfolio turnover                                   46%         181%        175%           172%            183%(5)

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no effect on net investment income (loss) per share, net realized and unrealized gain
      (loss) per share or the ratio of net investment income to average net assets for Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4)   Annualized.
(5)   Not annualized.

                        See Notes to Financial Statements                     67

Phoenix Money Market Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Money Market Fund, you incur two types of costs: (1) transaction costs; and
(2) ongoing costs, including investment advisory fees; and other expenses. Class A share are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                               Beginning           Ending          Expenses Paid
  Money Market Fund          Account Value      Account Value         During
        Class A             April 30, 2005    October 31, 2005        Period*
-----------------------     --------------    ----------------    --------------
Actual                        $ 1,000.00        $  1,012.80          $  4.31

Hypothetical (5% return
   before expenses)             1,000.00           1,020.86             4.34

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.85%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 2.00%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,020.00.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Money Market Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Commercial Paper                                   82%
Medium Term Notes                                  11
Federal Agency Securities                           6
Certificates of Deposit                             1

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

FACE
VALUE                                              INTEREST   MATURITY
(000)                 DESCRIPTION                    RATE       DATE          VALUE
------  -----------------------------------------  --------   ---------   -------------
FEDERAL AGENCY SECURITIES(d)--2.2%
$2,500  FHLB(e) .................................    2.23%     11/26/05   $   2,470,943
---------------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                               2,470,943
---------------------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(c)--3.7%
   176  SBA (Final Maturity 1/25/21) ............    4.25       11/1/05         175,320
   626  SBA (Final Maturity 3/25/24) ............    4.13       11/1/05         615,652
   711  SBA (Final Maturity 10/25/22) ...........    4.25        1/1/06         710,866
   768  SBA (Final Maturity 11/25/21) ...........    4.38        1/1/06         767,480
   409  SBA (Final Maturity 2/25/23) ............    4.25        1/1/06         408,989
   418  SBA (Final Maturity 2/25/23) ............    4.25        1/1/06         417,883
   240  SBA (Final Maturity 5/25/21) ............    4.25        1/1/06         239,788
   745  SBA (Final Maturity 9/25/23) ............    4.13        1/1/06         744,927
---------------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                     4,080,905
---------------------------------------------------------------------------------------

                                                   DISCOUNT
                                                     RATE
                                                   --------
COMMERCIAL PAPER--82.0%
 1,500  Alpine Securitization Corp. .............    3.80       11/1/05       1,500,000
 2,300  Bank of America Corp. ...................    3.75       11/1/05       2,300,000

 1,860  Preferred Receivable Funding Corp. ......    4.05       11/1/05       1,860,000

 2,500  Preferred Receivable Funding Corp. ......    3.76       11/2/05       2,499,739

 1,595  Alpine Securitization Corp. .............    3.80       11/3/05       1,594,663
 1,615  Merrill Lynch & Co. .....................    3.80       11/3/05       1,614,659
 2,630  Gannett Co. .............................    3.82       11/4/05       2,629,163

FACE
VALUE                                              DISCOUNT   MATURITY
(000)                  DESCRIPTION                   RATE       DATE          VALUE
------  -----------------------------------------  --------   ---------   -------------
$1,340  Danske Corp. ............................    3.72%      11/7/05   $   1,339,169
 2,500  Honeywell International, Inc. ...........    3.82       11/7/05       2,498,408
   530  Target Corp. ............................    3.83       11/7/05         529,662
 1,270  Honeywell International, Inc. ...........    3.82       11/8/05       1,269,057
 1,750  UBS Finance Delaware LLC ................    3.86       11/8/05       1,748,686

 2,175  International Lease Finance Corp. .......    3.80       11/9/05       2,173,163

 2,060  Kimberly-Clark Worldwide ................    3.95       11/9/05       2,058,192
 2,500  Goldman Sachs Group, Inc. ...............    3.90      11/10/05       2,497,562
 1,000  Clipper Receivables Co. .................    3.73      11/14/05         998,653
 2,610  Old Line Funding Corp. ..................    3.82      11/14/05       2,606,400
 1,745  Ranger Funding Co. LLC ..................    3.83      11/14/05       1,742,587
 1,399  Toyota Motor Credit .....................    3.79      11/14/05       1,397,085

 1,000  Preferred Receivable Funding Corp. ......    3.89      11/15/05         998,487

 1,750  Alpine Securitization Corp. .............    3.92      11/17/05       1,746,951
   660  Goldman Sachs Group, Inc. ...............    4.01      11/17/05         658,824
 2,500  Cargill, Inc. ...........................    3.76      11/18/05       2,495,561
 1,165  Cargill, Inc. ...........................    3.78      11/18/05       1,162,920
 2,500  Clipper Receivables Co. LLC .............    3.72      11/18/05       2,495,608
   915  Govco, Inc. .............................    3.85      11/18/05         913,336
 1,300  Ranger Funding Co. LLC ..................    3.92      11/21/05       1,297,169
 2,500  UBS Finance Delaware LLC ................    3.68      11/21/05       2,494,889

 2,500  Du pont (E.I.) de Nemours & Co. .........    4.00      11/22/05       2,494,167

 1,500  CAFCO LLC ...............................    3.90      11/23/05       1,496,425
 2,850  George Street Finance LLC ...............    4.02      11/25/05       2,842,362

                        See Notes to Financial Statements                     69

Phoenix Money Market Fund

 FACE
 VALUE                                             DISCOUNT   MATURITY
 (000)                 DESCRIPTION                   RATE       DATE          VALUE
------  -----------------------------------------  --------   ---------   -------------
$3,400  Bank of America Corp. ...................    3.74%     11/29/05   $   3,390,110
 2,750  ABN-AMRO NA Finance, Inc. ...............    3.76      11/30/05       2,741,671
 2,000  Cargill, Inc. ...........................    3.87       12/2/05       1,993,335
 2,500  Govco, Inc. .............................    4.02       12/6/05       2,490,229
 2,500  Du pont (E.I.) de Nemours & Co. .........    4.02       12/7/05       2,489,950
 2,545  CAFCO LLC ...............................    3.91       12/8/05       2,534,773
 1,800  CIT Group, Inc. .........................    3.98       12/9/05       1,792,438
   300  Danske Corp. ............................    3.75      12/12/05         298,719
 2,700  George Street Finance LLC ...............    3.78      12/12/05       2,688,376
   780  Golden Peanut Co. LLC ...................    3.92      12/13/05         776,433
   900  Procter & Gamble Co. ....................    3.88      12/20/05         895,247
 1,300  UBS Finance Delaware LLC ................    3.89      12/23/05       1,292,695
 1,000  ABN-AMRO NA Finance, Inc. ...............    3.87      12/27/05         993,980
 1,900  Danske Corp. ............................    4.00      12/27/05       1,888,178
 2,500  Private Export Funding Corp. ............    3.92        1/5/06       2,482,306
 1,441  CIT Group, Inc. .........................    3.90       2/14/06       1,424,609
 2,000  CIT Group, Inc. .........................    3.92       2/16/06       1,976,698
   362  CIT Group, Inc. .........................    4.05       2/16/06         357,642
 2,000  Private Export Funding Corp. ............    4.13       3/16/06       1,969,025
 1,000  Danske Corp. ............................    4.07       3/27/06         983,494
---------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                       91,413,455
---------------------------------------------------------------------------------------

FACE
VALUE                                              INTEREST    MATURITY
(000)                  DESCRIPTION                   RATE        DATE         VALUE
------  -----------------------------------------  --------   ---------   -------------
MEDIUM TERM NOTES--11.0%
$4,200  General Electric Capital Corp.(c) .......    4.01%      3/29/06   $   4,192,639
   500  Wells Fargo & Co. .......................    6.88        4/1/06         506,560

 2,500  Washington Mutual Finance Corp. .........    6.25       5/15/06       2,527,422

 5,000  HSH Nordbank AG (Germany)
        144A(b)(c)(f) ...........................    4.03      10/23/06       5,000,000
---------------------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                                      12,226,621
---------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT(c)--1.1%
 1,255  Wells Fargo Bank NA .....................    3.97       7/24/06       1,254,883
---------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                 1,254,883
---------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $111,446,807)                                              111,446,807(a)

Other assets and liabilities, net--0.0%                                         (51,755)
                                                                          -------------
NET ASSETS--100.0%                                                        $ 111,395,052
                                                                          =============

(a) Federal Income Tax Information: At October 31, 2005, the aggregate cost of securities for federal income tax purposes was the same as book cost.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, this security amounted to a value of $5,000,000 or 4.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)   The interest rate shown is the coupon rate.
(e)   Callable. The maturity date shown is the call date.
(f) Foreign medium term notes are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

70                      See Notes to Financial Statements

Phoenix Money Market Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005
ASSETS
Investment securities at value
   (Identified cost $111,446,807)                                  $111,446,807
Cash                                                                     91,531
Receivables
   Interest                                                             150,727
   Fund shares sold                                                     131,752
Trustee retainer                                                          2,624
Prepaid expenses                                                         18,785
                                                                   ------------
      Total assets                                                  111,842,226
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              250,491
   Investment advisory fee                                               72,228
   Transfer agent fee                                                    67,026
   Professional                                                          25,011
   Financial agent fee                                                    8,066
   Dividend distributions                                                 6,259
Accrued expenses                                                         18,093
                                                                   ------------
      Total liabilities                                                 447,174
                                                                   ------------
NET ASSETS                                                         $111,395,052
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $111,395,052
                                                                   ------------
NET ASSETS                                                         $111,395,052
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $111,395,052)                111,395,052
Net asset value and offering price per share                       $       1.00

                             STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Interest                                                           $  3,544,551
                                                                   ------------
       Total investment income                                        3,544,551
                                                                   ------------
EXPENSES
Investment advisory fee                                                 508,797
Financial agent fee                                                     104,210
Transfer agent                                                          332,114
Trustees                                                                 34,696
Professional                                                             33,987
Registration                                                             31,519
Printing                                                                 30,627
Custodian                                                                28,780
Miscellaneous                                                            28,504
                                                                   ------------
       Total expenses                                                 1,133,234
Less expenses reimbursed by investment adviser                          (51,922)
Custodian fees paid indirectly                                             (119)
                                                                   ------------
       Net expenses                                                   1,081,193
                                                                   ------------
NET INVESTMENT INCOME                                              $  2,463,358
                                                                   ============

                        See Notes to Financial Statements                     71

Phoenix Money Market Fund

                                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Year Ended         Year Ended
                                                                                      October 31, 2005   October 31, 2004
                                                                                      ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                       $      2,463,358   $        962,548
                                                                                      ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               2,463,358            962,548
                                                                                      ----------------   ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                           (2,463,358)          (958,590)
   Net investment income, Class B                                                                   --             (3,958)
                                                                                      ----------------   ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (2,463,358)          (962,548)
                                                                                      ----------------   ----------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (166,202,298 and 216,256,037 shares, respectively)        166,202,298        216,256,037
   Net asset value of shares issued from reinvestment of distributions
      (2,386,594 and 924,637 shares, respectively)                                           2,386,594            924,637
   Cost of shares repurchased (197,189,752 and 233,283,187 shares, respectively)          (197,189,752)      (233,283,187)
                                                                                      ----------------   ----------------
Total                                                                                      (28,600,860)       (16,102,513)
                                                                                      ----------------   ----------------
CLASS B
   Proceeds from sales of shares (0 and 6,771,780 shares, respectively)                             --          6,771,780
   Net asset value of shares issued from reinvestment of distributions
      (0 and 3,080 shares, respectively)                                                            --              3,080
   Cost of shares repurchased (0 and 22,153,033 shares, respectively)                               --        (22,153,033)
                                                                                      ----------------   ----------------
Total                                                                                               --        (15,378,173)
                                                                                      ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (28,600,860)       (31,480,686)
                                                                                      ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   (28,600,860)       (31,480,686)

NET ASSETS
   Beginning of period                                                                     139,995,912        171,476,598
                                                                                      ----------------   ----------------
   END OF PERIOD                                                                      $    111,395,052   $    139,995,912
                                                                                      ================   ================

72                      See Notes to Financial Statements

Phoenix Money Market Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 CLASS A
                                          ----------------------------------------------------
                                                         YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------
                                            2005       2004       2003       2002       2001
Net asset value, beginning of period      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                      0.02      0.007      0.010      0.014      0.042
                                          --------   --------   --------   --------   --------
      TOTAL FROM INVESTMENT OPERATIONS        0.02      0.007      0.010      0.014      0.042
                                          --------   --------   --------   --------   --------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.02)    (0.007)    (0.010)    (0.014)    (0.042)
                                          --------   --------   --------   --------   --------
Change in net asset value                       --         --         --         --         --
                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD            $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                          ========   ========   ========   ========   ========
Total return                                  2.00%      0.66%      1.00%      1.38%      4.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $111,395   $139,996   $156,098   $184,390   $184,349

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                     0.85%      0.65%      0.37%      0.79%      0.85%
   Gross operating expenses                   0.89%      0.92%      0.87%      0.86%      0.84%
   Net investment income                      1.94%      0.65%      1.00%      1.37%      4.12%

                        See Notes to Financial Statements                     73

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005

1. ORGANIZATION

      The Phoenix Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently six funds are offered for sale (each a "Fund"). The Phoenix Balanced Fund ("Balanced Fund") is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital. The Phoenix Capital Growth Fund ("Capital Growth Fund") is diversified and has an investment objective of long-term capital appreciation. The Phoenix Core Bond Fund ("Core Bond Fund") is diversified and has an investment objective to seek both current income and capital appreciation. The Phoenix High Yield Fund ("High Yield Fund") is diversified and has a primary investment objective to seek high current income and a secondary objective of capital growth. The Phoenix Mid-Cap Growth Fund ("Mid-Cap Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Money Market Fund ("Money Market Fund") is diversified and has an investment objective of seeking as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

      The Funds offer the following classes of shares for sale:

Fund                       Class A   Class B   Class C
----                       -------   -------   -------
Balanced Fund ..........      X         X         X
Capital Growth Fund ....      X         X        --
Core Bond Fund .........      X         X         X
High Yield Fund ........      X         X         X
Mid-Cap Growth Fund ....      X         X         X
Money Market Fund ......      X        --        --

      Class A shares of Core Bond Fund and High Yield Fund are sold with a front-end sales charge of 4.75%. Class A shares of Balanced Fund, Capital Growth Fund and Mid-Cap Growth Fund are sold with a front-end sales charge of 5.75%. Class A shares of Money Market Fund are sold with no front-end sales charge. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

      At October 31, 2005, the Balanced Fund had entered into forward currency contracts as follows:

                                                                  Net
                                                               Unrealized
    Contract        In Exchange    Settlement                 Appreciation
   to Receive          for            Date        Value      (Depreciation)
----------------   -------------   ----------   ----------   --------------
JPY 186,100,200    USD 1,701,099    12/13/05    $1,607,319      $(93,780)

JPY Japanese Yen             USD    United States Dollar

I. SWAP AGREEMENTS:

      Certain Funds may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

      Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

      Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.

      Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

J. LOAN AGREEMENTS:

      Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

K. DEBT INDEX SECURITIES:

      Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

M. SECURITIES LENDING:

      Certain Funds loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Funds receive collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

N. REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

O. INDEMNIFICATIONS:

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                      1st $1     $1-2       $2+
                                      Billion   Billion   Billion
                                      -------   -------   -------
Balanced Fund .....................    0.55%     0.50%     0.45%
Capital Growth Fund ...............    0.70%     0.65%     0.60%
Core Bond Fund ....................    0.45%     0.40%     0.35%
High Yield Fund ...................    0.65%     0.60%     0.55%
Money Market Fund .................    0.40%     0.35%     0.30%

                                      1st $50   $50-500    $500+
                                      Million   Million   Million
                                      -------   -------   -------
Mid-Cap Growth Fund ...............    0.90%     0.80%     0.70%

      PIC has voluntarily agreed to reimburse operating expenses through February 28, 2006 for the Money Market Fund, to the extent that such expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A Shares. The Adviser will not seek to recapture any prior year's reimbursed or waived investment advisory fees.

      Engemann Asset Management ("EAM" "Engemann") is the subadviser to the Balanced, Capital Growth and Mid-Cap Growth Funds. EAM is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX.

      For its services to the Balanced Fund EAM is paid by the Adviser a fee equal to 50% of gross management fee multiplied by the percentage of equity assets held in the fund.

      For the Capital Growth Fund EAM is paid by the Adviser a fee equal to 0.10% of the average daily net assets of the fund up to $3 billion and 0.30% of such value in excess of $3 billion.

      For the Mid-Cap Growth Fund EAM is paid by the Adviser a fee equal to 0.40% of the average daily net assets of the fund up to $50 million, 0.30% of such value between $50 million and $262 million, 0.45% of such value between $262 and $500 million, and 0.35% of such value in excess of $500 million.

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year ("the period") ended October 31, 2005, as follows:

                                       Class A        Class B         Class C
                                     Net Selling      Deferred        Deferred
                                     Commissions   Sales Charges   Sales Charges
                                     -----------   -------------   -------------

Balanced Fund ....................     $61,410       $ 24,199         $   86
Capital Growth Fund ..............      46,276         27,837             --
Core Bond Fund ...................       4,612          5,161             16
High Yield Fund ..................       7,945         10,467          2,832
Mid-Cap Growth Fund ..............      13,743         39,495            658
Money Market Fund ................          --             --             --

      In addition, each Fund, with the exception of the Money Market Fund, pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class. There is no distribution fees for the Money Market Fund.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The current fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ended October 31, 2005, the Trust incurred financial agent fees totaling $1,499,647.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as subtransfer agent. For the period ended October 31, 2005, transfer agent fees were $4,861,850 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                          Transfer Agent
                                                           Fee Retained
                                                          --------------
Balanced Fund .........................................   $      683,624
Capital Growth Fund ...................................          803,239
Core Bond Fund ........................................           73,251
High Yield Fund .......................................          150,637
Mid-Cap Growth Fund ...................................          171,770
Money Market Fund .....................................          163,994

      At October 31, 2005, PNX and its affiliates, and the retirement plans of PNX and its affiliates, held shares of the Trust, which aggregated the following:

                                                          Aggregate
                                                          Net Asset
                                             Shares         Value
                                           ---------     ----------
Balanced Fund, Class C ...............        14,042     $  203,469
Core Bond Fund, Class C ..............        15,229        125,335
Mid-Cap Growth Fund, Class C .........         5,133         71,297
Money Market Fund, Class A ...........     2,250,395      2,250,395

4. PURCHASE AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended October 31, 2005 were as follows:

                                            Purchases         Sales
                                         --------------   --------------
Balanced Fund ........................   $  463,807,947   $  659,310,095
Capital Growth Fund ..................      470,230,765      736,361,199
Core Bond Fund .......................       43,124,731       27,208,717
High Yield Fund ......................       88,857,138      127,983,868
Mid-Cap Growth Fund ..................       74,950,606      115,145,074
Money Market Fund ....................        5,516,385               --

      Purchases and sales of long-term U.S. Government and agency securities for the period ended October 31, 2005 were as follows:

                                            Purchases         Sales
                                         --------------   --------------
Balanced Fund ........................   $  120,879,778   $   87,455,334
Core Bond Fund .......................       13,479,328       40,755,013
High Yield Fund ......................        8,975,938        2,497,129

5. CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At October 31, 2005, the Funds held restricted securities as follows:

                                                                                    Market         % of
                                                     Acquisition   Acquisition     Value at    Net Assets at
                                                         Date          Cost        10/31/05      10/31/05
                                                     -----------   -----------   -----------   -------------
BALANCED FUND
   ITW Cupids
      Financial Trust I 144A
      6.55%, 12/31/11 .........................         4/18/02     $4,991,563   $ 5,294,980        0.5%
HIGH YIELD FUND
   CB Cambridge
      Industries Liquidating Trust Interests
      0%, 12/24/05 ............................        12/24/01     $  369,206   $     1,033        0.0
   Poland Telecom
      Finance Series BV
      14%, 12/1/07 ............................        11/24/97      5,000,000        61,770        0.0
   Sullivan Holdings, Inc. ....................
      Class C .................................         12/4/93        357,881             0        0.0

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

      At the end of the period, the value of restricted securities amounted to $5,294,980 or 0.5% of net assets for the Balanced Fund and $62,803 or 0% of net assets for High Yield Fund, respectively.

      Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the SEC conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity as well as deficiencies in the Company's e mail retention procedures in effect prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION

      The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                              Expiration Year
                           -----------------------------------------------------
                             2006         2007          2008            2009
                           --------   ------------   ------------   ------------
Balanced Fund ..........   $     --   $         --   $         --   $         --
Capital Growth Fund ....         --             --             --    280,311,398
Core Bond Fund .........         --      5,668,564      8,192,129             --
High Yield Fund ........    677,322     38,223,988     27,836,215     66,603,160
Mid-Cap Growth Fund ....         --             --             --     61,160,027

                                                Expiration Year
                           -------------------------------------------------------
                              2010          2011           2012           Total
                           ----------   ------------   ------------   ------------
Balanced Fund ..........  $        --   $         --   $         --   $         --
Capital Growth Fund ....   97,731,301     15,273,804             --    393,316,503
Core Bond Fund .........    2,929,428             --      7,849,106     24,639,227
High Yield Fund ........   70,134,673     21,887,506             --    225,362,864
Mid-Cap Growth Fund ....   27,489,400             --             --     88,649,427

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

      For the period ended October 31, 2005, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Balanced Fund .........................    $         --
Capital Growth Fund ...................      55,796,860
Core Bond Fund ........................         761,250
High Yield Fund .......................         421,396
Mid-Cap Growth Fund ...................      29,416,554

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                          Undistributed   Undistributed
                                            Ordinary        Long-Term
                                             Income       Capital Gains
                                          -------------   -------------
Balanced Fund .........................   $  16,462,525   $  10,790,174
Capital Growth Fund ...................       3,099,696              --
Core Bond Fund ........................          94,306              --
High Yield Fund .......................              --              --
Mid-Cap Growth Fund ...................              --              --

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

ended October 31, 2005, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                            Capital Paid
                            in on Shares     Accumulated    Undistributed
                            of Beneficial   Net Realized   Net Investment
                               Interest      Gain (Loss)    Income (Loss)
                            -------------   ------------   --------------
Balanced Fund ..........    $     265,190   $    320,258   $     (585,448)
Capital Growth Fund ....               --             --               --
Core Bond Fund .........           88,212       (541,416)         453,204
High Yield Fund ........         (111,728)      (533,328)         645,056
Mid-Cap Growth Fund ....       (1,898,521)            --        1,898,521

10. MERGER

      On April 29, 2005, the Phoenix Balanced Fund ("Balanced") acquired all of the net assets of Phoenix Strategic Allocation Fund ("Strategic Allocation") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on April 26, 2005.

      The acquisition was accomplished by a tax-free exchange of 14,653,836 Class A shares of Balanced, 603,106 Class B shares of Balanced and 6,217,229 Class C shares of Balanced (valued at $212,480,812, $8,720,927, and $89,901,271 respectively) for 14,149,056 Class A shares of Strategic Allocation, 590,128 Class B shares of Strategic Allocation and 6,090,697 Class C shares of Strategic Allocation outstanding on April 29, 2005. Strategic Allocation had net assets on that date of $311,103,010 including $24,476,197 of appreciation which were combined with those of Balanced. The aggregate net assets of Balanced immediately after the merger were $1,182,316,100. The shareholders of each class of Strategic Allocation received for each share owned approximately 1.04, 1.02, and 1.02 shares, respectively, for each Class A, Class B, and Class C shares of Balanced.

11. SUBSEQUENT EVENT

      Effective November 1, 2005, Seneca Capital Management ("Seneca") is the subadviser to the Phoenix High Yield Fund. PIC continues to serve as the Fund's investment adviser. The Fund's investment objectives, principal investment strategies and principal risks will remain the same.

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

      For the fiscal year ended October 31, 2005, for federal income tax purposes, 100% and 52% of the ordinary income dividends earned by the Capital Growth and Balanced Funds, respectively, qualify for the dividends received deduction for corporate shareholders.

      For the fiscal year ended October 31, 2005, the Capital Growth and the Balanced Funds hereby designate 100% and 52%, respectively, or the maximum amounts allowable, of their ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

      For the fiscal year ended October 31, 2005, the Balanced Fund designated $10,790,174 as long term capital gains dividends.

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [GRAPHIC OMITTED]

To the Board of Trustees of
Phoenix Series Fund and Shareholders of
Phoenix Balanced Fund
Phoenix Capital Growth Fund
Phoenix Core Bond Fund
Phoenix High Yield Fund
Phoenix Mid-Cap Growth Fund and
Phoenix Money Market Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Balanced Fund (formerly Phoenix-Oakhurst Balanced Fund), Phoenix Capital Growth Fund (formerly Phoenix-Engemann Capital Growth Fund), Phoenix Core Bond Fund (formerly Phoenix Duff & Phelps Core Bond Fund), Phoenix High Yield Fund (formerly Phoenix-Goodwin High Yield Fund), Phoenix Mid-Cap Growth Fund (formerly Phoenix-Engemann Mid-Cap Growth Fund), and Phoenix Money Market Fund (formerly Phoenix-Goodwin Money Market Fund) (constituting Phoenix Series Fund, hereafter referred to as the "Trust") at October 31, 2005, and the results of each of their operations, the changes in each of their net assets and each of their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 20, 2005

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT SUBADVISORY AGREEMENT FOR PHOENIX HIGH YIELD FUND (THE "FUND")
OCTOBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on August 17, 2005, the Board, including a majority of the independent Trustees, approved an investment subadvisory agreement (the "Subadvisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and Seneca Capital Management, LLC (the "Subadvisor").

      Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor will provide the day to day investment management for the Fund. In evaluating the Subadvisory Agreement, the Board considered a variety of information relating to the Fund and the Subadvisor. In this regard, the Board considered the nature, extent and quality of services provided by the Subadvisor, subadvisory fees and the investment performance of similarly managed funds or accounts, among other things.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor. In this regard, the Board noted that the Subadvisor had over 15 years of experience as an investment adviser. In this regard, the Board considered the significant experience of the portfolio manager noting that he had over 23 years of investment experience. The Board also noted the extensive investment experience of other professionals at the firm that would support the portfolio manager. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board was also satisfied with the quality of the investment process discussed by members of the Subadvisor at the Board meeting. The Board also considered the adequacy of the Subadvisor's compliance program. The Board noted the Subadvisor's representations that the firm had undergone a routine regulatory exam by the SEC with no material deficiencies reported.

      INVESTMENT PERFORMANCE. The Board also reviewed prior performance of a composite of accounts managed by the Subadvisor in a similar strategy to the Fund. The Board concluded that the Subadvisor's prior investment performance history was acceptable noting that, as of June 30, 2005, it's composite performance, net of fees, was greater than the Fund's prior performance for the 3 and 5 year periods and slightly less than the Fund's performance for the 1 year period. The Board also noted that the Subadvisor's composite performance had outperformed the Fund's benchmark for the 5 year period but had underperformed the benchmark for the 1 and 3 year periods.

      PROFITABILITY. The Board noted and was satisfied with the Subadvisor's representation that no Subadvisor profitability information was available due to the fact that the relationship had not yet commenced.

      SUBADVISORY FEE. The Board also considered the subadvisory fee paid to the Subadvisor. The Board noted that the subadvisory fee would be 50% of the management fee or 0.375%. The Board received some comparative fee information from the Subadvisor with respect to other separate accounts managed by the Subadvisor in a similar style and noted that the proposed subadvisory fees were lower. The Board noted that the subadvisory fee would be paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of October 31, 2005 is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF      OVERSEEN BY                             DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED       TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since          52        Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC   1993.                           Trustee/Director, Phoenix Funds Complex (1983-present).
101 Park Avenue                                             Trustee/Director, Realty Foundation of New York (1972-present), Josiah
New York, NY 10178                                          Macy, Jr. Foundation (Honorary)(2004-present), Pace University
DOB: 8/2/29                                                 (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
                                                            Boy Scouts of America (1985-present), The Academy of Political Science
                                                            (Vice Chairman) (1985-present), Urstadt Biddle Property
                                                            Corp.(1989-present). Colgate University (Trustee Emeritus)
                                                            (2004-present). Director/Trustee, The Harlem Youth Development
                                                            Foundation, (Chairman) (1998-2002), Metropolitan Transportation
                                                            Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001), Consolidated
                                                            Edison Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                            Company (1974-2002), Centennial Insurance Company (1974-2002), Union
                                                            Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                            Fund (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                            University (1978-2003), New York Housing Partnership Development Corp.
                                                            (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since          52        Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      1993.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill              Served since          50        Retired. Trustee, Phoenix Funds Family (1989-present). Trustee,
7721 Blue Heron Way         2004.                           Scudder Investments (55 portfolios) (1986-present). Director, Coutts &
West Palm Beach, FL 33412                                   Co. Trust Holdings Limited (1991-2000), Coutts & Co. Group (1991-2000)
DOB: 3/28/30                                                and Coutts & Co. International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since          52        Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902    1995.                           Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since          50        Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.   1980.                           (2001-present). Director/Trustee, Evergreen Funds (six portfolios).
736 Market Street,                                          Trustee, Phoenix Funds Family (1980-present). Director, Diversapak
Ste. 1430                                                   (2002-present). Obaji Medical Products Company (2002-present). Director,
Chattanooga, TN 37402                                       Lincoln Educational Services (2002-2004) Chairman, Carson Products
DOB: 2/14/39                                                Company (cosmetics) (1998 to 2000).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
         NAME, ADDRESS        LENGTH OF      OVERSEEN BY                             DURING PAST 5 YEARS AND
       AND DATE OF BIRTH     TIME SERVED       TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara     Served since          52        Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of     2001.                           (1982-present). Trustee/Director, Phoenix Funds Complex (2001-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris         Served since          52        Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
  164 Laird Road            1995.                           Director, W.H. Reaves Utility Income Fund (2004-present). Vice
  Colts Neck, NJ 07722                                      President, W.H. Reaves and Company (investment management) (1993-2003).
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
* James M. Oates            Served since          50        Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
  c/o Northeast Partners    1993.                           Inc.) (financial services) (1997-present). Trustee / Director Phoenix
  150 Federal Street,                                       Funds Family (1987-present). Managing Director, Wydown Group (consulting
  Suite 1000                                                firm) (1994- present). Director, Investors Financial Service Corporation
  Boston, MA 02110                                          (1995-present),Investors Bank & Trust Corporation (1995-present), Stifel
  DOB: 5/31/46                                              Financial (1996-present), Connecticut River Bancorp (1998-present),
                                                            Connecticut River Bank (1999-present), Trust Company of New Hampshire
                                                            (2002-present). Chairman, Emerson Investment Management, Inc.
                                                            (2000-present). Independent Chairman, John Hancock Trust (since 2005),
                                                            Trustee, John Hancock Funds II and John Hancock Funds III (since 2005).
                                                            Trustee, John Hancock Trust (2004-2005). Director/Trustee, AIB Govett
                                                            Funds (six portfolios) (1991-2000), and Command Systems, Inc.
                                                            (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                            (formerly 1Mind.com), (2000-2002), Plymouth Rubber Co. (1995-2003).
                                                            Director and Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans          Served since          50        Retired. President, Romans & Company (private investors and financial
  39 S. Sheridan Road       2004.                           consultants) (1987-2003). Trustee/Director, Phoenix Funds Family
  Lake Forest, IL 60045                                     (1996-present). Trustee, Burnham Investors Trust (5 portfolios)
  DOB: 4/22/31                                              (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson       Served since          50        Managing Director, Northway Management Company (1998-present).
  Northway Management       1993.                           Trustee/Director, Phoenix Funds Family (1983-present).
  Company
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L. J. Verdonck  Served since          50        Director, Banco Urquijo (Chairman) (1998-present). Trustee, Phoenix
  Nederpolder, 7            2004.                           Funds  Family (2002-present). Director EASDAQ (Chairman) (2001-present),
  B-9000 Gent, Belgium                                      The JP Morgan Fleming Continental European Investment Trust
  DOB: 7/30/42                                              (1998-present), Groupe SNEF (1998-present), Degussa Antwerpen N.V.
                                                            (1998-present), SantensN.V.(1999-present). Managing Director,
                                                            Almanij N.V. (1992-2003). Director, KBC Bank and Insurance Holding
                                                            Company (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                            (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco
                                                            N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                            Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber of
                                                            Commerce for Belgium and Luxemburg (1995-2001), Phoenix Investment
                                                            Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                         INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS          LENGTH OF      OVERSEEN BY                             DURING PAST 5 YEARS AND
     AND DATE OF BIRTH       TIME SERVED       TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
**  Lowell P. Weicker, Jr.  Served since         50         Director, Medallion Financial New York (2003-present), Compuware
    7 Little Point Street   1995.                           (1996-present), WWE, Inc. (2000-present). President, The Trust for
    Essex, CT 06426                                         America's Health (non-profit) (2001-present). Trustee/Director, Phoenix
    DOB: 5/16/31                                            Funds Family (1995-present). Director, UST, Inc. (1995-2004), HPSC Inc.
                                                            (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

 * Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.
** Pursuant to the Trust's retirement policy, Mr. Weicker will retire from the Board of Trustees effective January 1, 2006.

                               INTERESTED TRUSTEES

    Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS          LENGTH OF      OVERSEEN BY                             DURING PAST 5 YEARS AND
     AND DATE OF BIRTH       TIME SERVED       TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 ***Marilyn E. LaMarche      Served since        50         Limited Managing Director, Lazard Freres & Co. LLC (1997-2005).
    Lazard Freres & Co. LLC  2002.                          Trustee/Director, Phoenix Funds Family (2002-present). Director, The
    30 Rockefeller Plaza,                                   Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
    59th Floor                                              (1989-2005).
    New York, NY 10020
    DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
****Philip R. McLoughlin     Served since        74         Director, PXRE Corporation (Reinsurance) (1985-present), World Trust
    200 Bridge Street        1989.                          Fund(1991-present). Director/Trustee, Phoenix Funds Complex
    Chatham, MA 02633                                       (1989-present). Management Consultant (2002-2004), Chairman (1997-2002),
    DOB: 10/23/46            Chairman                       Chief Executive Officer (1995-2002), Director (1995-2002), Phoenix
                                                            Investment Partners, Ltd., Director and Executive Vice President, The
                                                            Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                                            Vice President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                            Director (1983-2002) and Chairman(1995-2002), Phoenix Investment
                                                            Counsel, Inc. Director (1982-2002), Chairman (2000-2002) and President
                                                            (1990-2000), Phoenix Equity Planning Corporation.Chairman and President,
                                                            Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                            President (April 2002-September 2002), Phoenix Investment Management
                                                            Company. Director and Executive Vice President, Phoenix Life and Annuity
                                                            Company (1996-2002). Director (1995-2000) and Executive Vice President
                                                            (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                            Insurance Company. Director, Phoenix National Trust Holding Company
                                                            (2001-2002). Director (1985-2002) and Vice President (1986-2002) and
                                                            Executive VicePresident (April 2002-September 2002), PM Holdings, Inc.
                                                            Director, WS Griffith Associates, Inc. (1995-2002). Director, WS
                                                            Griffith Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

 ***Ms. LaMarche is an "interested person," as defined in the Investment Company
    Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
****Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
                        POSITION(S) HELD WITH
NAME, ADDRESS AND        TRUST AND LENGTH OF                                  PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH             TIME SERVED                                        DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci      President since 2004.          Executive Vice President, Asset Management, The Phoenix Companies,
DOB: 6/12/57                                         Inc.(wealth management) (since 2003). President and Chief Executive
                                                     Officer, Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief Executive Officer of North American investment operations,
                                                     Pioneer Investment Management USA, Inc. (2001-2003). President of
                                                     Private Wealth Management Group (2000-2001), and Executive Vice
                                                     President of Distribution and Marketing for U.S. institutional services business (1998-2000) Fidelity Investments.
----------------------------------------------------------------------------------------------------------------------------
George R. Aylward     Executive Vice President       Senior Vice President and Chief Executive Officer, Asset Management,
DOB: 8/17/64          since 2004.                    The Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                     (2004-present). Vice President, Phoenix Life Insurance Company
                                                     (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                     Vice President, Finance, Phoenix Investment Partners, Ltd. (2001-2002).
                                                     Assistant Controller, Phoenix Investment Partners, Ltd. (1996-2001).
                                                     Executive Vice President, certain funds within the Phoenix Funds Family
                                                     (2004-present).
----------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman    Senior Vice President          Senior Vice President, Product Development and Management, Phoenix
DOB: 7/27/62          since 2004.                    Investment Partners, Ltd. (2005-present), Senior Vice President and
                                                     Chief Administrative Officer, Phoenix Investment Partners, Ltd.,
                                                     (2003-2004) Senior Vice President and Chief Administrative Officer,
                                                     Phoenix Equity Planning Corporation (1999-2003), Senior Vice President,
                                                     certain funds within the Phoenix Fund Family (2004-present).
----------------------------------------------------------------------------------------------------------------------------
Marc Baltuch          Vice President and             Chief Compliance Officer, Zweig-DiMenna Associates LLC
900 Third Avenue      Chief Compliance Officer       (1989-present); Vice President and Chief Compliance Officer, certain
New York, NY 10022    since 2004.                    Funds within the Phoenix Fund Complex (2004-present); Vice
DOB: 9/23/45                                         President, The Zweig Total Return Fund, Inc. (2004-present); Vice
                                                     President, The Zweig Fund, Inc. (2004-present); President and Director of Watermark Securities, Inc. (1991-present); Assistant Secretary of
                                                     Gotham Advisors Inc. (1990-present); Secretary, Phoenix-Zweig Trust
                                                     (1989-2003); Secretary, Phoenix-Euclid Market Neutral Fund (1999-2002).
----------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss      Chief Financial Officer and    Assistant Treasurer (2001-present), Vice President, Fund Accounting
DOB: 11/24/52         Treasurer since 1996.          (1994-2000), Treasurer (1996-2000), Phoenix Equity Planning
                                                     Corporation. Vice President (2003-present), Phoenix Investment
                                                     Partners, Ltd. Chief Financial Officer and Treasurer, or Assistant
                                                     Treasurer, certain funds within the Phoenix Fund Complex (1994-present).
----------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr         Vice President,                Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row      Chief Legal Officer,           2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102    Counsel and Secretary          Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/30/54          since 2005.                    2005-present). Compliance Officer of Investments and Counsel, Travelers
                                                     Life & Annuity Company (January 2005-May 2005). Assistant General
                                                     Counsel, The Hartford Financial Services Group (1999-2005).
----------------------------------------------------------------------------------------------------------------------------

PHOENIX SERIES FUND
101 Munson Street
Greenfield, MA 01301

TRUSTEES                                                                     INVESTMENT ADVISER

E. Virgil Conway                                                             Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                                          56 Prospect Street
S. Leland Dill                                                               Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                                             PRINCIPAL UNDERWRITER
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman                                               Phoenix Equity Planning Corporation
Geraldine M. McNamara                                                        One American Row
Everett L. Morris                                                            Hartford, CT 06102
James M. Oates
Donald B. Romans                                                             TRANSFER AGENT
Richard E. Segerson
Ferdinand L. J. Verdonck                                                     Phoenix Equity Planning Corporation
Lowell P. Weicker, Jr.                                                       One American Row
                                                                             Hartford, CT 06102
OFFICERS
                                                                             CUSTODIAN
Daniel T. Geraci, President
George R. Aylward, Executive Vice President                                  State Street Bank and Trust Company
Francis G. Waltman, Senior Vice President                                    P.O. Box 5501
Marc Baltuch, Vice President and Chief Compliance Officer                    Boston, MA 02206-5501
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

-------------------------------------------------------------------------    PricewaterhouseCoopers LLP
IMPORTANT NOTICE TO SHAREHOLDERS                                             125 High Street
                                                                             Boston, MA 02110
The Securities and Exchange Commission has modified mailing regulations
for semiannual and annual shareholder fund reports to allow mutual fund      HOW TO CONTACT US
companies to send a single copy of these reports to shareholders who
share the same mailing address. If you would like additional copies,         Mutual Fund Services          1-800-243-1574
please call Mutual Fund Services at 1-800-243-1574.                          Advisor Consulting Group      1-800-243-4361
--------------------------------------------------------------------------   Telephone Orders              1-800-367-5877
                                                                             Text Telephone                1-800-243-1926
                                                                             Web site                     PHOENIXFUNDS.COM


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                                                        ---------------
                                                           PRESORTED
                                                           STANDARD
                                                         U.S. POSTAGE
                                                             PAID
[GRAPHIC OMITTED] PHOENIXFUNDS (SM)                     Louisville, KY
                                                        Permit No. 1051
                                                        ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP394                                                                     12-05


ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

      (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $167,420 for 2004 and $167,420 for 2005.

Audit-Related Fees

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

Tax Fees

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $28,650 for 2004 and $28,400 for 2005.

            "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
            (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

            The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) Not applicable for 2004 and not applicable for 2005

                  (c) 0% for 2004 and 100% for 2005

                  (d) Not applicable for 2004 and not applicable for 2005

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $449,560 for 2004 and $1,672,092 for 2005.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 18, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES

      The  following  Policy  for the  Consideration  of Trustee  Nominees  (the
"Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.    The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Series Fund
            ---------------------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                         --------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date January 9, 2006
     ----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         --------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date January 9, 2006
     ----------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         --------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date January 9, 2006
     ----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.